Catholic Responsible Investments	Ultra Short Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

ASSET-BACKED SECURITIES — 29.7%

	Face Amount	Value
Automotive — 23.4%
Ally Auto Receivables Trust, Ser 2022-3, Cl A2
5.290%, 06/16/25	$77,531	$77,412
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl A
2.660%, 02/13/26 (A)	1,823	1,821
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl A
4.120%, 02/13/26 (A)	8,798	8,775
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/26 (A)	152,438	151,758
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/26 (A)	90,412	90,147
AmeriCredit Automobile Receivables Trust, Ser 2019-2, Cl C
2.740%, 04/18/25	69,814	69,576
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A3
0.530%, 06/18/25	8,695	8,668
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl A3
0.370%, 08/18/25	45,842	45,535
AmeriCredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/26	106,832	106,378
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A2A
4.200%, 12/18/25	269,195	267,193
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A1
5.154%, 03/18/24	44,841	44,828
ARI Fleet Lease Trust, Ser 2020-A, Cl A3
1.800%, 08/15/28 (A)	187,887	186,161
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/30 (A)	184,292	182,597
ARI Fleet Lease Trust, Ser 2023-A, Cl A1
5.426%, 04/15/24 (A)	149,671	149,574

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
BMW Vehicle Lease Trust, Ser 2021-2, Cl A4
0.430%, 01/27/25	$400,000	$390,629
BMW Vehicle Owner Trust, Ser 2022-A, Cl A2B
5.589%, SOFR30A + 0.520%, 12/26/24 (B)	20,631	20,636
BMW Vehicle Owner Trust, Ser 2023-A, Cl A1
5.593%, 07/25/24	260,000	260,039
CarMax Auto Owner Trust, Ser 2022-2, Cl A2B
5.668%, SOFR30A + 0.600%, 05/15/25 (B)	16,130	16,130
CarMax Auto Owner Trust, Ser 2023-1, Cl A1
4.964%, 02/15/24	9,468	9,464
CarMax Auto Owner Trust, Ser 2023-2, Cl A1
5.508%, 05/15/24	85,133	85,118
Carmax Auto Owner Trust, Ser 2023-3, Cl A1
5.631%, 07/15/24	115,000	115,023
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/28	1,314	1,311
Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/15/32 (A)	327,618	325,700
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (A)	42,282	42,174
CPS Auto Receivables Trust, Ser 2020-A, Cl D
2.900%, 12/15/25 (A)	124,316	124,060
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (A)	42,170	41,872
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/26 (A)	152,269	151,679
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/26 (A)	120,000	120,023
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/30 (A)	309,198	301,818
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A1
5.552%, ICE LIBOR USD 1 Month + 0.330%, 12/11/34 (A)(B)	75,300	75,132

Catholic Responsible Investments	Ultra Short Bond Fund July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Drive Auto Receivables Trust, Ser 2020-2, Cl C
2.280%, 08/17/26	$15,111	$15,075
Drive Auto Receivables Trust, Ser 2021-1, Cl C
1.020%, 06/15/27	81,316	80,053
Drive Auto Receivables Trust, Ser 2021-3, Cl B
1.110%, 05/15/26	157,576	156,019
DT Auto Owner Trust, Ser 2022-1A, Cl A
1.580%, 04/15/26 (A)	240,799	238,730
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/27 (A)	312,172	311,206
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (A)	105,000	105,037
Enterprise Fleet Financing, Ser 2020-1, Cl A3
1.860%, 12/22/25 (A)	374,846	369,793
Enterprise Fleet Financing, Ser 2020-2, Cl A2
0.610%, 07/20/26 (A)	151,034	148,880
Enterprise Fleet Financing, Ser 2021-2, Cl A2
0.480%, 05/20/27 (A)	299,837	289,664
Enterprise Fleet Financing, Ser 2023-1, Cl A1
5.330%, 03/20/24 (A)	89,388	89,301
Enterprise Fleet Financing, Ser 2023-2, Cl A1
5.793%, 06/20/24 (A)	183,428	183,456
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl B
0.690%, 01/15/26	20,206	20,110
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A3
4.330%, 02/17/26	189,681	189,160
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl A2
5.290%, 01/15/25	113,796	113,742
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/25	58,924	58,867
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A1
5.592%, 05/15/24	24,237	24,241
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A2
5.870%, 11/17/25	110,000	109,912
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A2
6.110%, 09/15/25	130,000	130,027

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Flagship Credit Auto Trust, Ser 2020-3, Cl B
1.410%, 09/15/26 (A)	$38,361	$38,268
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/26 (A)	46,436	46,107
Flagship Credit Auto Trust, Ser 2022-1, Cl A
1.790%, 10/15/26 (A)	158,495	154,703
Flagship Credit Auto Trust, Ser 2023-2, Cl A1
5.420%, 05/15/24 (A)	141,446	141,461
Ford Credit Auto Lease Trust, Ser 2021-B, Cl A3
0.370%, 10/15/24	156,475	155,765
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A2B
5.668%, SOFR30A + 0.600%, 10/15/24 (B)	7,689	7,690
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A1
4.959%, 02/15/24	968	968
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A1
5.028%, 04/15/24	44,124	44,108
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A1
5.517%, 07/15/24	353,424	353,417
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A1
5.624%, 07/15/24 (A)	100,000	100,017
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl B
0.770%, 09/15/25 (A)	12,877	12,844
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A1
5.431%, 05/15/24 (A)	113,235	113,232
GM Financial Automobile Leasing Trust, Ser 2021-2, Cl A4
0.410%, 05/20/25	200,000	198,670
GM Financial Automobile Leasing Trust, Ser 2021-3, Cl A3
0.390%, 10/21/24	292,218	288,887
GM Financial Automobile Leasing Trust, Ser 2022-2, Cl A2
2.930%, 10/21/24	53,645	53,326
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A1
5.452%, 05/20/24	65,180	65,165
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A1
4.890%, 01/16/24	21,256	21,249

Catholic Responsible Investments	Ultra Short Bond Fund July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A1
5.186%, 04/16/24	$109,467	$109,418
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A1
5.560%, 07/16/24	276,000	276,028
Honda Auto Receivables Owner Trust, Ser 2021-1, Cl A3
0.270%, 04/21/25	252,439	247,255
Hyundai Auto Lease Securitization Trust, Ser 2021-B, Cl A3
0.330%, 06/17/24 (A)	50,316	50,165
Hyundai Auto Lease Securitization Trust, Ser 2022-B, Cl A2B
5.688%, SOFR30A + 0.620%, 10/15/24 (A)(B)	38,309	38,309
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A2A
5.200%, 04/15/25 (A)	91,452	91,126
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A1
5.250%, 05/15/24 (A)	149,265	149,219
Hyundai Auto Receivables Trust, Ser 2019-B, Cl B
2.210%, 04/15/25	100,000	99,275
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A1
5.167%, 04/15/24	125,350	125,301
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A1
5.581%, 07/15/24	202,000	202,021
Mercedes-Benz Auto Lease Trust, Ser 2021-B, Cl A3
0.400%, 11/15/24	148,775	146,827
Nissan Auto Lease Trust, Ser 2023-B, Cl A1
5.475%, 07/15/24	267,585	267,565
Nissan Auto Receivables Owner Trust, Ser 2020-A, Cl A3
1.380%, 12/16/24	80,468	80,013
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A1
5.424%, 05/15/24	75,230	75,211
Porsche Financial Auto Securitization Trust, Ser 2023-1A, Cl A1
5.365%, 05/22/24 (A)	150,046	149,997

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/26	$65,177	$65,028
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/26	59,419	59,052
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/26	225,261	222,982
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A2
4.050%, 07/15/25	16,128	16,115
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/25	70,982	70,930
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/26	225,000	223,085
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A2
4.370%, 05/15/25	24,492	24,458
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl A2
5.360%, 05/15/26	297,655	296,948
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/26	40,000	40,000
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A1
5.566%, 07/22/24 (A)	259,059	259,036
Tesla Auto Lease Trust, Ser 2023-A, Cl A1
5.634%, 07/22/24 (A)	115,000	115,026
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A1
5.225%, 05/15/24	177,221	177,153
Toyota Lease Owner Trust, Ser 2021-B, Cl A3
0.420%, 10/21/24 (A)	153,086	151,712
Toyota Lease Owner Trust, Ser 2023-A, Cl A1
5.388%, 04/22/24 (A)	44,787	44,774

Catholic Responsible Investments	Ultra Short Bond Fund July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/25 (A)	$35,778	$35,699
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/25 (A)	87,881	87,693
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A1
5.498%, 06/20/24	142,661	142,647
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl D
2.720%, 11/15/24 (A)	283	283
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/26 (A)	20,275	20,247
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A1
5.046%, 01/16/24 (A)	33,982	33,969
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A1
5.266%, 03/15/24 (A)	75,994	75,947
World Omni Auto Receivables Trust, Ser 2022-B, Cl A2B
5.638%, SOFR30A + 0.570%, 10/15/25 (B)	29,928	29,939
World Omni Auto Receivables Trust, Ser 2023-A, Cl A1
4.867%, 02/15/24	50,348	50,331
World Omni Automobile Lease Securitization, Ser 2023-A, Cl A1
5.217%, 05/15/24	66,418	66,403

		12,317,568

Other Asset-Backed Securities — 6.3%
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (A)	63,640	62,967
CCG Receivables Trust, Ser 2023-1, Cl A1
5.395%, 03/14/24 (A)	120,189	120,108
CNH Equipment Trust, Ser 2023-A, Cl A1
5.425%, 05/15/24	129,005	128,934
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/26 (A)	306,358	300,452
Dell Equipment Finance Trust, Ser 2023-1, Cl A1
5.456%, 03/22/24 (A)	146,425	146,382

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Dell Equipment Finance Trust, Ser 2023-2, Cl A1
5.643%, 06/24/24 (A)	$96,931	$96,943
DLLAA, Ser 2023-1A, Cl A1
5.631%, 08/20/24 (A)	120,000	120,023
DLLAD, Ser 2023-1A, Cl A1
5.014%, 02/20/24 (A)	54,044	54,004
DLLMT, Ser 2023-1A, Cl A1
5.533%, 05/20/24 (A)	128,837	128,787
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A1
5.519%, 06/14/24 (A)	121,799	121,760
HPEFS Equipment Trust, Ser 2023-1A, Cl A1
5.450%, 03/20/24 (A)	110,727	110,638
Kubota Credit Owner Trust, Ser 2023-1A, Cl A1
5.292%, 03/15/24 (A)	35,615	35,586
Kubota Credit Owner Trust, Ser 2023-2A, Cl A1
5.622%, 07/15/24 (A)	100,000	100,023
MMAF Equipment Finance, Ser 2020-BA, Cl A3
0.490%, 08/14/25 (A)	329,285	318,876
MMAF Equipment Finance, Ser 2022-B, Cl A1
4.924%, 12/01/23 (A)	18,537	18,532
MMAF Equipment Finance, Ser 2023-A, Cl A1
5.713%, 08/09/24 (A)	540,000	540,098
PFS Financing, Ser 2021-A, Cl A
0.710%, 04/15/26 (A)	350,000	336,876
Verizon Owner Trust, Ser 2020-B, Cl B
0.680%, 02/20/25	375,000	370,717
Volvo Financial Equipment, Ser 2019-2A, Cl A4
2.140%, 09/16/24 (A)	188,691	188,394

		3,300,100

Total Asset-Backed Securities (Cost $15,587,201)		15,617,668

U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Bills
5.321%, 10/19/23(C)	500,000	494,229
5.308%, 09/07/23(C)	800,000	795,672
5.272%, 08/31/23(C)	525,000	522,700
5.201%, 08/17/23(C)	2,500,000	2,494,175
5.173%, 08/10/23(C)	2,900,000	2,896,182
5.161%, 08/08/23(C)	1,400,000	1,398,575
5.140%, 10/05/23(C)	2,247,600	2,226,261
5.014%, 11/09/23(C)	1,447,200	1,425,984

Catholic Responsible Investments	Ultra Short Bond Fund July 31, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.000%, 08/29/23(D)	$525,000	$522,852
0.000%, 11/28/23(D)	1,000,000	982,514

Total U.S. Treasury Obligations (Cost $13,761,713)		13,759,144

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.5%
FHLB DN
5.219%, 08/23/23(C)	700,000	697,835
FHLB DN
5.070%, 09/06/23(C)	1,400,000	1,392,881
FHLB DN
5.054%, 10/20/23(C)	1,575,000	1,557,209
FHLB DN
5.054%, 08/11/23(C)	1,400,000	1,398,030
FHLB DN
5.013%, 08/16/23(C)	1,487,000	1,483,862
FHLB DN
4.936%, 10/11/23(C)	1,525,000	1,509,702
FHLB DN
4.919%, 09/29/23(C)	1,136,000	1,126,549
FHLB DN
4.919%, 10/13/23(C)	375,000	371,133
FHLB DN
4.829%, 08/04/23(C)	750,000	749,683

Total U.S. Government Agency Obligations (Cost $10,289,243)		10,286,884

COMMERCIAL PAPER — 14.0%
AT&T Inc
6.035%, 03/19/24(C)	550,000	529,421
Australia & New Zealand Bank Group
5.847%, 04/22/24(C)	750,000	719,366
Banco Santander
5.388%, 09/01/23(C)	200,000	199,045
BNP Paribas
5.354%, 12/05/23(C)	400,000	392,214
BofA Securities
5.375%, 10/13/23(C)	250,000	247,197
BPC Disc
5.515%, 03/06/24(C)	400,000	386,179
Cooperatieve Rabobank UA
5.215%, 09/15/23(C)	375,000	372,477
Credit Agricole
5.329%, 08/01/23(C)	250,000	249,963
HSBC USA Inc
5.734%, 01/05/24(C)	300,000	292,416

COMMERCIAL PAPER — continued

	Face Amount	Value
Macquarie Bank Ltd
5.523%, 01/17/12(C)	$250,000	$243,355
5.374%, 11/15/23(C)	250,000	245,906
MUFG BLK Ltd
5.419%, 10/16/23(C)	250,000	247,096
Natixis
5.400%, 10/06/23(C)	300,000	297,007
Nederlandse Waterschapsbank
5.302%, 08/21/23(C)	525,000	523,367
Royal Bank
5.329%, 09/26/23(C)	345,000	342,069
5.265%, 08/14/23(C)	250,000	249,484
Skandinaviska Enskilda Banken
5.462%, 08/01/23(C)	400,000	399,941
Societe Generale
5.432%, 01/18/24(C)	370,000	360,190
5.322%, 09/15/23(C)	250,000	248,310
Standard Chartered Bank
5.405%, 11/15/23(C)	250,000	245,962
Svenska Handelsbanked
5.752%, 01/24/24(C)	250,000	243,103
Westpav Banking
5.795%, 04/18/24(C)	350,000	335,809

Total Commercial Paper (Cost $7,375,041)		7,369,877

CORPORATE OBLIGATIONS — 10.9%

CONSUMER DISCRETIONARY — 0.3%
Starbucks
5.547%, SOFRINDX + 0.420%, 02/14/24(B)	175,000	175,008

CONSUMER STAPLES — 0.3%
Daimler Truck Finance North America
6.274%, U.S. SOFR + 1.000%, 04/05/24(A)(B)	175,000	175,310

ENERGY — 0.7%
Enbridge
5.768%, SOFRINDX + 0.630%, 02/16/24(B)	250,000	250,111
Gray Oak Pipeline
2.000%, 09/15/23(A)	117,000	116,295

		366,406

FINANCIALS — 7.9%
American Express
6.065%, SOFRINDX + 0.720%, 05/03/24(B)	150,000	150,227

Catholic Responsible Investments	Ultra Short Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Bank of Montreal MTN
5.912%, SOFRINDX + 0.710%, 03/08/24(B)	$300,000	$300,258
Credit Suisse NY
5.499%, SOFRINDX + 0.380%, 08/09/23(B)	300,000	299,756
Deutsche Bank NY
5.611%, U.S. SOFR + 0.500%, 11/08/23(B)	225,000	224,520
0.962%, 11/08/23	250,000	246,478
Five Corners Funding Trust
4.419%, 11/15/23(A)	425,000	422,528
Goldman Sachs Group
1.217%, 12/06/23	275,000	270,441
Morgan Stanley MTN
5.593%, U.S. SOFR + 0.466%, 11/10/23(B)	117,000	116,945
New York Life Global Funding MTN
5.620%, SOFRINDX + 0.430%, 06/06/24(A)(B)	300,000	300,033
Pacific Life Global Funding II
5.990%, SOFRINDX + 0.800%, 12/06/24(A)(B)	300,000	298,696
Toronto-Dominion Bank MTN
5.542%, U.S. SOFR + 0.355%, 03/04/24(B)	175,000	174,763
3.250%, 03/11/24	217,000	213,613
2.350%, 03/08/24	475,000	465,460
Truist Bank
5.506%, U.S. SOFR + 0.200%, 01/17/24(B)	650,000	645,749

		4,129,467

INDUSTRIALS — 1.0%
Caterpillar Financial Services MTN
5.577%, U.S. SOFR + 0.450%, 11/13/23(B)	200,000	200,125
5.455%, U.S. SOFR + 0.170%, 01/10/24(B)	175,000	174,912
Protective Life Global Funding
6.258%, U.S. SOFR + 1.050%, 12/11/24(A)(B)	150,000	150,640

		525,677

UTILITIES — 0.7%
National Rural Utilities Cooperative Finance MTN
5.508%, U.S. SOFR + 0.400%, 08/07/23(B)	225,000	224,994

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
ONE Gas
3.610%, 02/01/24	$160,000	$157,981

		382,975

Total Corporate Obligations (Cost $5,762,595)		5,754,843

REPURCHASE AGREEMENTS — 3.2%
Citi
5.270%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $500,073, (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $501,500, 0.00% - 4.75%, 04/18/2024 – 07/31/2028; with total market value $510,082)	500,000	500,000

Gold Triparty Mortgage
5.290%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $600,088, (collateralized by U.S. Treasury Obligations, ranging in par value $553,678 - $584,600, 0.00% - 4.00%, 08/01/2023 – 09/15/2040; with total market value $612,072)	600,000	600,000

Socgen Triparty
5.280%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $600,088, (collateralized by a U.S. Treasury Obligation, par value $618,700, 0.00%, 10/12/2023; with total market value $612,077).	600,000	600,000

Total Repurchase Agreements (Cost $1,700,000)		1,700,000

CERTIFICATE OF DEPOSIT — 0.5%
Natixis
5.150%, 11/02/23	250,000	249,606

Total Certificate of Deposit (Cost $249,904)		249,606

Total Investments in Securities — 103.9% (Cost $54,725,697)		$54,738,022

Percentages are based on Net Assets of $52,691,300.

Catholic Responsible Investments	Ultra Short Bond Fund July 31, 2023 (Unaudited)

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2023 was $10,354,808 and represented 19.7% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	Zero coupon security.

Cl — Class

DN — Discount Note

FHLB — Federal Home Loan Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ltd. — Limited

MTN — Medium Term Note

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFR30A — Secured Overnight Financing Rate 30-day Average

USD — U.S. Dollar U.S.

SOFR — United States Secured Overnight Financing Rate

CRI-QH-001-0400

Catholic Responsible Investments	Short Duration Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 38.7%

	Face Amount	Value

COMMUNICATION SERVICES — 0.9%
Sprint Spectrum
4.738%, 03/20/25(A)	$1,120,000	$1,107,496
Take-Two Interactive Software
5.000%, 03/28/26	725,000	719,415
Warnermedia Holdings
3.428%, 03/15/24(A)	2,625,000	2,584,047

		4,410,958

CONSUMER DISCRETIONARY — 1.8%
AutoZone
5.050%, 07/15/26	1,000,000	997,072
DR Horton
2.600%, 10/15/25	2,575,000	2,427,465
Ford Motor Credit
2.300%, 02/10/25	2,500,000	2,344,154
Hyatt Hotels
5.750%, 01/30/27	750,000	752,533
Lennar
4.750%, 05/30/25	1,825,000	1,791,378

		8,312,602

CONSUMER STAPLES — 1.1%
Bunge Finance
1.630%, 08/17/25	2,200,000	2,035,907
CVS Pass-Through Trust
6.036%, 12/10/28	2,265,717	2,279,429
General Mills
5.241%, 11/18/25	800,000	795,583

		5,110,919

ENERGY — 1.9%
Continental Resources
3.800%, 06/01/24	1,695,000	1,662,444
Hydro-Quebec
8.050%, 07/07/24	2,000,000	2,039,763
MidAmerican Energy
3.100%, 05/01/27	2,000,000	1,867,499
Ovintiv
5.650%, 05/15/25	1,125,000	1,122,515
Petroleos Mexicanos
2.830%, 02/15/24	184,500	182,751
Pioneer Natural Resources
5.100%, 03/29/26	130,000	129,533
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,196,393
Williams
5.400%, 03/02/26	300,000	300,404

		9,501,302

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — 26.6%
Aflac
1.125%, 03/15/26	$900,000	$807,588
AIB Group
7.583%, U.S. SOFR + 3.456%, 10/14/26(A)(B)	750,000	768,359
American Express
5.389%, U.S. SOFR + 0.970%, 07/28/27(B)	550,000	549,660
4.990%, U.S. SOFR + 0.999%, 05/01/26(B)	1,250,000	1,235,262
Asian Development Bank MTN
1.750%, 08/14/26	2,387,000	2,196,999
Athene Global Funding
2.514%, 03/08/24(A)	1,570,000	1,533,436
Bank of America
5.080%, U.S. SOFR + 1.290%, 01/20/27(B)	1,000,000	987,681
2.456%, TSFR3M + 0.870%, 10/22/25(B)	1,464,000	1,406,586
1.530%, U.S. SOFR + 0.650%, 12/06/25(B)	1,000,000	940,145
0.810%, U.S. SOFR + 0.730%, 10/24/24(B)	2,000,000	1,973,740
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26(A)(B)	815,000	811,866
Bank of New York Mellon
4.947%, U.S. SOFR + 1.026%, 04/26/27(B)	470,000	464,456
Bank of Nova Scotia
4.750%, 02/02/26	750,000	739,991
Bank One Michigan
8.250%, 11/01/24	1,925,000	1,981,241
Banque Federative du Credit Mutuel
4.935%, 01/26/26(A)	750,000	735,281
4.524%, 07/13/25(A)	1,225,000	1,196,019
Barclays
5.829%, U.S. SOFR + 2.210%, 05/09/27(B)	550,000	546,797
5.304%, H15T1Y + 2.300%, 08/09/26(B)	1,450,000	1,429,487
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,458,155
Brighthouse Financial Global Funding MTN
1.200%, 12/15/23(A)	1,720,000	1,691,093
1.000%, 04/12/24(A)	594,000	573,200
Capital One Financial
4.985%, U.S. SOFR + 2.160%, 07/24/26(B)	825,000	805,866

Catholic Responsible Investments	Short Duration Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
4.166%, U.S. SOFR + 1.370%, 05/09/25(B)	$1,185,000	$1,159,330
CDP Financial MTN
1.000%, 05/26/26(A)	1,000,000	897,220
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	494,084
Citigroup
6.023%, U.S. SOFR + 0.694%, 01/25/26(B)	2,117,000	2,112,349
5.610%, U.S. SOFR + 1.546%, 09/29/26(B)	1,250,000	1,247,210
2.014%, U.S. SOFR + 0.694%, 01/25/26(B)	1,000,000	943,496
0.776%, U.S. SOFR + 0.686%, 10/30/24(B)	1,000,000	986,441
Citizens Bank
6.064%, U.S. SOFR + 1.450%, 10/24/25(B)	250,000	242,027
5.284%, U.S. SOFR + 1.020%, 01/26/26(B)	540,000	512,821
4.119%, U.S. SOFR + 1.395%, 05/23/25(B)	250,000	241,105
Corebridge Global Funding
5.750%, 07/02/26(A)	635,000	634,255
Council of Europe Development Bank
3.000%, 06/16/25	1,000,000	961,863
Credit Agricole MTN
1.907%, U.S. SOFR + 1.676%, 06/16/26(A)(B)	2,525,000	2,344,586
Credit Suisse NY
4.750%, 08/09/24	625,000	614,146
Daimler Truck Finance North America
5.150%, 01/16/26(A)	710,000	708,839
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/26(A)(B)	875,000	878,054
Deutsche Bank NY
2.222%, U.S. SOFR + 2.159%, 09/18/24(B)	2,605,000	2,586,990
1.686%, 03/19/26	1,000,000	908,102
European Investment Bank
2.875%, 06/13/25(A)	2,000,000	1,922,951
2.125%, 04/13/26	447,000	418,556
0.625%, 10/21/27	2,000,000	1,715,915
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/24(A)	1,500,000	1,440,286

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Fifth Third Bank
5.852%, U.S. SOFR + 1.230%, 10/27/25(B)	$1,130,000	$1,112,245
GATX Financial 2005-1 Pass Through Trust
5.697%, 01/02/25(A)	156,537	155,920
Goldman Sachs Group
5.700%, 11/01/24	750,000	749,021
4.387%, U.S. SOFR + 1.510%, 06/15/27(B)	1,000,000	972,948
0.855%, U.S. SOFR + 0.609%, 02/12/26(B)	579,000	536,716
HSBC Holdings
7.336%, U.S. SOFR + 3.030%, 11/03/26(B)	1,000,000	1,033,978
ING Bank
5.800%, 09/25/23(A)	2,500,000	2,496,263
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,000,000	915,269
Inter-American Investment
4.125%, 02/15/28	500,000	490,815
International Bank for Reconstruction & Development MTN
0.000%, 03/31/27(C)	2,500,000	2,259,160
0.000%, 03/31/28(C)	1,000,000	978,083
0.250%, 11/24/23	1,341,000	1,319,168
International Development Association
0.875%, 04/28/26(A)	1,000,000	900,014
International Finance MTN
5.350%, U.S. SOFR + 0.090%, 04/03/24(B)	2,000,000	1,999,854
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	902,793
JPMorgan Chase
1.045%, U.S. SOFR + 0.800%, 11/19/26(B)	1,500,000	1,354,510
0.768%, U.S. SOFR + 0.490%, 08/09/25(B)	1,000,000	946,559
0.653%, TSFR3M + 0.600%, 09/16/24(B)	2,500,000	2,487,425
Kansas City Southern
3.850%, 11/15/23	1,975,000	1,961,827
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	294,624

Catholic Responsible Investments	Short Duration Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	$750,000	$750,000
Macquarie Group
5.108%, U.S. SOFR + 2.208%, 08/09/26(A)(B)	1,450,000	1,434,571
Manufacturers & Traders Trust
5.400%, 11/21/25	1,000,000	980,481
4.650%, 01/27/26	1,650,000	1,589,269
Massachusetts Mutual Life Insurance
7.625%, 11/15/23(A)	1,250,000	1,255,088
Metropolitan Tower Life Insurance
7.625%, 01/15/24(A)	2,000,000	2,006,264
Mitsubishi UFJ Financial Group
5.063%, H15T1Y + 1.550%, 09/12/25(B)	1,000,000	989,338
4.788%, H15T1Y + 1.700%, 07/18/25(B)	1,000,000	988,595
2.527%, 09/13/23	2,200,000	2,191,939
Morgan Stanley MTN
5.449%, U.S. SOFR + 1.630%, 07/20/29(B)	205,000	205,291
5.000%, 11/24/25	3,425,000	3,381,279
0.864%, U.S. SOFR + 0.745%, 10/21/25(B)	1,000,000	938,226
National Australia Bank
4.966%, 01/12/26	700,000	696,552
National Bank of Canada MTN
0.550%, H15T1Y + 0.400%, 11/15/24(B)	2,000,000	1,967,267
National Securities Clearing
5.150%, 05/30/25(A)	750,000	749,196
NatWest Group
5.847%, H15T1Y + 1.350%, 03/02/27(B)	435,000	432,456
NatWest Markets
3.479%, 03/22/25(A)	1,585,000	1,528,532
NongHyup Bank MTN
4.875%, 07/03/28(A)	1,055,000	1,042,746
OPEC Fund for International Development
4.500%, 01/26/26(A)	1,000,000	982,380
PNC Financial Services Group
5.812%, U.S. SOFR + 1.322%, 06/12/26(B)	750,000	750,282
Royal Bank of Canada MTN
5.200%, 07/20/26	750,000	749,177
4.950%, 04/25/25	750,000	741,838

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Santander Holdings USA
5.807%, U.S. SOFR + 2.328%, 09/09/26(B)	$1,000,000	$993,091
Societe Generale MTN
6.447%, H15T1Y + 2.300%, 01/12/27(A)(B)	875,000	881,493
Standard Chartered
7.776%, H15T1Y + 3.100%, 11/16/25(A)(B)	1,000,000	1,023,616
6.170%, H15T1Y + 2.050%, 01/09/27(A)(B)	700,000	705,850
State Street
5.104%, U.S. SOFR + 1.130%, 05/18/26(B)	500,000	496,039
Toronto-Dominion Bank
5.710%, U.S. SOFR + 0.450%, 09/28/23(B)	3,587,000	3,587,082
5.532%, 07/17/26	650,000	653,154
Truist Financial MTN
4.260%, U.S. SOFR + 1.456%, 07/28/26(B)	1,025,000	991,884
TTX MTN
3.600%, 01/15/25(A)	2,500,000	2,422,175
UBS Group
2.593%, U.S. SOFR + 1.560%, 09/11/25(A)(B)	3,050,000	2,926,273
1.008%, H15T1Y + 0.830%, 07/30/24(A)(B)	2,500,000	2,500,000
USAA Capital MTN
0.500%, 05/01/24(A)	2,500,000	2,407,522
Wells Fargo MTN
2.406%, TSFR3M + 0.825%, 10/30/25(B)	2,500,000	2,392,178
0.805%, U.S. SOFR + 0.510%, 05/19/25(B)	1,000,000	958,085
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	949,570

		123,909,505

HEALTH CARE — 0.9%
Adventist Health System
2.433%, 09/01/24	1,415,000	1,359,671
CommonSpirit Health
1.547%, 10/01/25	1,000,000	912,696
GE HealthCare Technologies
5.600%, 11/15/25(A)	950,000	952,657
Quest Diagnostics
3.450%, 06/01/26	910,000	870,936

		4,095,960

Catholic Responsible Investments	Short Duration Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — 1.4%
AerCap Ireland Capital DAC
4.875%, 01/16/24	$1,000,000	$994,011
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	180,734	184,125
CNH Industrial
4.500%, 08/15/23	2,375,000	2,373,424
HEICO
5.250%, 08/01/28	270,000	269,108
Mileage Plus Holdings
6.500%, 06/20/27(A)	1,080,000	1,079,939
Penske Truck Leasing Lp
5.750%, 05/24/26(A)	1,000,000	994,690
Regal Rexnord
6.050%, 02/15/26(A)	715,000	714,663

		6,609,960

INFORMATION TECHNOLOGY — 0.3%
Flex
6.000%, 01/15/28	550,000	558,309
Open Text
6.900%, 12/01/27(A)	570,000	582,503
Oracle
5.800%, 11/10/25	200,000	202,517

		1,343,329

MATERIALS — 1.3%
Berry Global
4.875%, 07/15/26(A)	1,250,000	1,208,763
BHP Billiton Finance USA
4.875%, 02/27/26	500,000	497,828
Celanese US Holdings
6.050%, 03/15/25	1,025,000	1,023,936
Graphic Packaging International
0.821%, 04/15/24(A)	1,025,000	987,996
LG Chemical
4.375%, 07/14/25(A)	570,000	554,328
Nutrien
5.950%, 11/07/25	370,000	373,956
Steel Dynamics
5.000%, 12/15/26	1,550,000	1,523,707

		6,170,514

UTILITIES — 2.5%
Avangrid
3.200%, 04/15/25	2,500,000	2,385,923
3.150%, 12/01/24	1,000,000	962,852
Edison International
4.700%, 08/15/25	1,450,000	1,420,158

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Electricite de France
3.625%, 10/13/25(A)	$500,000	$484,051
Eversource Energy
4.750%, 05/15/26	755,000	743,868
NextEra Energy Capital Holdings
6.051%, 03/01/25	515,000	518,694
Oncor Electric Delivery
0.550%, 10/01/25	301,000	272,920
Pacific Gas and Electric
5.450%, 06/15/27	725,000	709,434
Pennsylvania Electric
5.150%, 03/30/26(A)	500,000	493,376
Sempra
5.400%, 08/01/26	1,330,000	1,329,209
Southern California Edison
4.900%, 06/01/26	580,000	573,720
Southern Power
4.150%, 12/01/25	1,000,000	976,831
0.900%, 01/15/26	1,000,000	899,828

		11,770,864

Total Corporate Obligations (Cost $185,484,016)		181,235,913

U.S. TREASURY OBLIGATIONS — 28.4%
U.S. Treasury Notes
4.500%, 07/15/26	940,000	939,559
4.250%, 10/15/25	7,000,000	6,918,242
4.000%, 12/15/25	5,000,000	4,917,578
4.000%, 02/15/26	19,800,000	19,484,438
4.000%, 06/30/28	1,402,000	1,389,842
3.000%, 10/31/25	2,450,000	2,357,072
2.875%, 06/15/25	28,000,000	26,953,281
2.750%, 02/28/25	7,640,000	7,369,019
2.625%, 03/31/25	3,640,000	3,497,955
2.500%, 05/31/24	705,000	688,311
2.250%, 12/31/24	2,580,000	2,476,397
1.875%, 06/30/26	33,900,000	31,493,895
1.875%, 07/31/26	3,150,000	2,919,410
1.750%, 12/31/24	14,145,000	13,479,190
0.250%, 06/30/25	9,150,000	8,376,182

Total U.S. Treasury Obligations (Cost $137,663,647)		133,260,371

Catholic Responsible Investments	Short Duration Bond Fund July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — 21.9%

	Face Amount	Value

Automotive — 13.4%
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl A
4.120%, 02/13/26 (A)	$57,677	$57,522
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/26 (A)	447,755	446,420
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/26	1,350,000	1,306,453
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/26	950,000	921,731
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	1,000,000	993,568
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/31 (A)	587,507	578,808
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	785,000	786,697
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/25	265,000	263,438
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/26	480,000	476,129
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	460,000	461,677
CarMax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/26	540,000	538,114
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	500,000	494,252
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	735,000	734,744
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	179,874	164,588
Carvana Auto Receivables Trust, Ser 2022-P3, Cl A2
4.420%, 12/10/25	469,497	466,835
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	1,037,469	1,029,165

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (A)	$290,976	$288,911
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/27	1,215,770	1,188,006
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (A)	925,000	925,314
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (A)	268,233	262,862
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	545,000	541,609
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (A)	1,980,000	1,971,874
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A3
6.040%, 07/15/26	565,000	564,486
Flagship Credit Auto Trust, Ser 2022-2, Cl A2
3.280%, 08/15/25 (A)	646,784	643,981
Flagship Credit Auto Trust, Ser 2022-3, Cl A2
4.060%, 10/15/25 (A)	430,576	428,275
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/27 (A)	700,000	696,815
Flagship Credit Auto Trust, Ser 2023-2, Cl A3
5.220%, 12/15/27 (A)	599,000	592,563
Ford Credit Auto Lease Trust, Ser 2021-B, Cl B
0.660%, 01/15/25	1,250,000	1,225,480
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A3
4.940%, 03/15/26	1,495,000	1,482,727
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/28 (A)	730,000	720,908
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A2
4.490%, 03/16/26 (A)	1,027,461	1,021,189
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/26 (A)	502,351	499,462
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A3
5.390%, 12/15/27 (A)	900,000	885,484

Catholic Responsible Investments	Short Duration Bond Fund July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/28 (A)	$560,000	$560,084
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/27	1,000,000	992,198
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A3
5.050%, 07/20/26	565,000	560,880
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A2A
5.100%, 05/18/26	695,000	691,563
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	475,000	466,573
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	1,850,000	1,853,534
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	2,575,000	2,422,218
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	1,250,000	1,241,069
Hyundai Auto Lease Securitization Trust, Ser 2022-B, Cl A3
3.350%, 06/16/25 (A)	1,435,000	1,412,578
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/26 (A)	990,000	982,146
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A4
4.940%, 11/16/26 (A)	900,000	890,638
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/27 (A)	875,000	862,403
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A2A
5.190%, 12/15/25	810,000	806,858
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A3
4.580%, 04/15/27	355,000	350,026
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	1,850,000	1,852,940

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/27	$2,750,000	$2,717,247
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/27	895,000	884,686
Porsche Financial Auto Securitization Trust, Ser 2023-1A, Cl A2
5.420%, 12/22/26 (A)	815,000	811,777
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A2
4.050%, 07/15/25	116,928	116,833
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/25	74,561	74,506
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A3
5.610%, 10/15/27	375,000	374,136
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	1,070,000	1,066,241
Tesla Auto Lease Trust 2023-A, Ser 2023-A, Cl A2
5.860%, 08/20/25 (A)	1,000,000	999,338
Tesla Auto Lease Trust 2023-A, Ser 2023-A, Cl A3
5.890%, 06/22/26 (A)	2,385,000	2,381,671
Tesla Auto Lease Trust, Ser 2021-A, Cl B
1.020%, 03/20/25 (A)	1,000,000	983,870
Tesla Auto Lease Trust, Ser 2021-B, Cl A3
0.600%, 09/22/25 (A)	1,540,000	1,490,795
Tesla Auto Lease Trust, Ser 2021-B, Cl D
1.320%, 09/22/25 (A)	1,000,000	946,732
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A3
2.930%, 09/15/26	935,000	906,422
Toyota Lease Owner Trust, Ser 2023-A, Cl A3
4.930%, 04/20/26 (A)	555,000	549,797
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/26 (A)	400,463	399,219
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/25 (A)	366,774	365,969

Catholic Responsible Investments	Short Duration Bond Fund July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/25 (A)	$414,940	$414,045
Westlake Automobile Receivables Trust, Ser 2021-3A, Cl A3
0.950%, 06/16/25 (A)	1,183,345	1,172,547
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl A2
5.240%, 07/15/25 (A)	1,007,948	1,005,748
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/26 (A)	940,000	936,661
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	1,550,000	1,542,438
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/25	512,347	502,116
World Omni Select Auto Trust, Ser 2020-A, Cl B
0.840%, 06/15/26	2,019,808	1,985,525
World Omni Select Auto Trust, Ser 2023-A, Cl A3
5.650%, 07/17/28	700,000	700,636

		62,934,750

Other Asset-Backed Securities — 8.5%
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/28 (A)	755,000	748,922
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	402,324	398,633
Apidos CLO XXII, Ser 2020-22A, Cl A1R
6.648%, TSFR3M + 1.060%, 04/20/31 (A)(B)	922,214	917,902
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
6.567%, ICE LIBOR USD 3 Month + 0.960%, 04/23/31 (A)(B)	1,664,008	1,650,643
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (A)	235,467	232,972
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	1,000,000	1,000,555
CIFC Funding, Ser 2017-5A, Cl A1
6.750%, TSFR3M + 1.180%, 11/16/30 (A)(B)	1,187,113	1,183,932

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CNH Equipment Trust, Ser 2022-B, Cl A2
3.940%, 12/15/25	$287,597	$285,415
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	1,000,000	989,571
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/27 (A)	613,103	606,220
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/29 (A)	255,000	254,684
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/29 (A)	400,000	398,911
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	475,000	476,383
DLLAD, Ser 2023-1A, Cl A2
5.190%, 04/20/26 (A)	605,000	600,928
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	685,000	674,710
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	1,500,000	1,484,950
DLLST, Ser 2022-1A, Cl A2
2.790%, 01/22/24 (A)	106,930	106,697
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/26 (A)	2,000,000	1,976,413
FCI Funding, Ser 2021-1A, Cl A
1.130%, 04/15/33 (A)	207,694	199,723
Flatiron CLO 17, Ser 2021-1A, Cl AR
6.301%, TSFR3M + 0.980%, 05/15/30 (A)(B)	1,142,932	1,134,506
Golub Capital Partners CLO, Ser 2017-24A, Cl AR
6.926%, TSFR3M + 1.600%, 11/05/29 (A)(B)	2,262,505	2,251,896
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (A)	500,000	424,051
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A2
4.920%, 05/15/25 (A)	604,692	600,116
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/26 (A)	615,000	609,720
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	850,000	842,603
Kubota Credit Owner Trust, Ser 2023-1A, Cl A2
5.400%, 02/17/26 (A)	500,000	497,792

Catholic Responsible Investments	Short Duration Bond Fund July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Kubota Credit Owner Trust,
Ser 2023-2A, Cl A2
5.610%, 07/15/26 (A)	$1,850,000	$1,847,468
Mariner Finance Issuance Trust, Ser 2020-AA, Cl A
2.190%, 08/21/34 (A)	3,250,000	3,133,088
Marlette Funding Trust, Ser 2022-2A, Cl A
4.250%, 08/15/32 (A)	110,848	110,074
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/32 (A)	262,731	261,205
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	556,160
MMAF Equipment Finance, Ser 2023-A, Cl A2
5.790%, 11/13/26 (A)	1,090,000	1,089,640
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	164,083	135,815
Octagon Investment Partners 35, Ser 2018-1A, Cl A1A
6.648%, TSFR3M + 1.060%, 01/20/31 (A)(B)	1,461,830	1,457,345
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
6.540%, TSFR3M + 0.970%, 04/15/31 (A)(B)	537,338	534,324
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	432,832	421,221
OnDeck Asset Securitization Trust III, Ser 2021-1A, Cl A
1.590%, 05/17/27 (A)	1,910,000	1,820,701
RR 24, Ser 2022-24A, Cl A1
7.708%, TSFR3M + 2.400%, 01/15/32 (A)(B)	1,623,188	1,629,368
SCF Equipment Leasing, Ser 2019-2A, Cl B
2.760%, 08/20/26 (A)	870,000	841,545
SCF Equipment Leasing, Ser 2020-1A, Cl A3
1.190%, 10/20/27 (A)	294,264	291,224
SCF Equipment Leasing, Ser 2022-2A, Cl A2
6.240%, 07/20/28 (A)	419,989	419,601
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/31 (A)	231,635	231,192
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	985,151	952,619

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
TCI-Flatiron CLO, Ser 2021-1A, Cl AR
6.290%, TSFR3M + 0.960%, 11/18/30 (A)(B)	$671,551	$666,858
Verizon Master Trust, Ser 2023- 2, Cl A
4.890%, 04/13/28	1,575,000	1,560,599
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	448,416	397,415
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	288,895	261,097
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	915,428	682,720

		39,850,127

Total Asset-Backed Securities (Cost $103,683,370)		102,784,877

MORTGAGE-BACKED SECURITIES — 6.2%
Agency Mortgage-Backed Obligation — 1.5%
FHLMC
5.000%, 07/01/35	117,460	118,068
FNMA
5.000%, 03/01/34	93,252	93,624
3.500%, 11/01/34	1,370,370	1,334,058
3.000%, 02/01/35	1,830,610	1,740,428
3.000%, 03/01/33	928,553	882,714
FNMA, Ser 2009-62, Cl WA
5.579%, 08/25/39 (B)	26,848	26,675
FNMA, Ser 2013-9, Cl AE
1.750%, 03/25/39	19,043	18,920
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	572,050	536,630
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	1,686,855	1,618,093
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	23,449	22,703
GNMA, Ser 2016-131, Cl A
2.200%, 04/16/57	71,752	70,741
GNMA, Ser 2017-99, Cl WA
4.846%, 12/20/32 (B)	211,201	207,648
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	264,229	254,113

		6,924,415

Non-Agency Mortgage-Backed Obligation — 4.7%
BANK, Ser 2018-BN10, Cl ASB 3.641%, 02/15/61	375,681	358,634
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
6.212%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	481,523

Catholic Responsible Investments	Short Duration Bond Fund July 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.712%, TSFR1M + 1.490%, 01/17/39 (A)(B)	$2,500,000	$2,451,126
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,081,808
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.953%, TSFR1M + 0.540%, 02/25/35 (B)	9,534	8,497
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/47	280,995	278,363
COMM Mortgage Trust, Ser 2015-LC19, Cl A4
3.183%, 02/10/48	1,275,000	1,218,343
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl ASB
3.351%, 04/15/50	619,734	607,121
CSAIL Commercial Mortgage Trust, Ser 2018-CX11, Cl A3
4.095%, 04/15/51	980,934	967,946
DBUBS Mortgage Trust, Ser 2017-BRBK, Cl E
3.530%, 10/10/34 (A)(B)	521,000	399,950
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.717%, TSFR1M + 1.494%, 07/15/38 (A)(B)	1,056,906	1,035,715
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSC
4.904%, 03/10/33 (A)(B)	400,000	340,941
GS Mortgage Securities Trust, Ser 2022-SHIP, Cl A
5.953%, TSFR1M + 0.731%, 08/15/36 (A)(B)	115,000	114,457
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
4.936%, 08/25/34 (B)	16,001	15,172
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	900,670
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 4A1
5.596%, 08/25/34 (B)	13,765	13,853
Life Mortgage Trust, Ser 2021- BMR, Cl A
6.037%, TSFR1M + 0.814%, 03/15/38 (A)(B)	1,867,643	1,830,183
Manhattan West 2020-1MW Mortgage Trust, Ser 1MW, Cl C
2.335%, 09/10/39 (A)(B)	214,000	178,039

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
6.137%, TSFR1M + 0.915%, 04/15/38 (A)(B)	$4,650,000	$4,583,026
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015- C20, Cl ASB
3.069%, 02/15/48	487,934	478,332
OBX Trust, Ser 2023-NQM2, Cl A1
6.319%, 01/25/62 (A)	847,990	845,985
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (A)	2,000,000	1,762,500
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (A)	965,000	814,219
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	86,635	70,866
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.574%, TSFR1M + 2.352%, 11/15/36 (A)(B)	450,000	427,453

		22,264,722

Total Mortgage-Backed Securities (Cost $30,034,715)		29,189,137

MUNICIPAL BONDS — 3.0%
California — 0.4%
California Community Choice Financing Authority, RB
5.950%, 08/01/29	825,000	836,595
City of Union City California, RB
5.920%, 07/01/24	910,000	910,291

		1,746,886

Florida — 0.4%
Florida Development Finance, RB
7.500%, 07/01/57 (A)(B)	1,000,000	984,110
7.250%, 07/01/57 (A)(B)	1,000,000	1,020,472

		2,004,582

Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	990,831	943,069

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	239,608

Catholic Responsible Investments	Short Duration Bond Fund July 31, 2023 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	$1,250,000	$1,212,690

		1,452,298

Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	117,179	12

Louisiana — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	1,028,094	989,123

Montana — 0.1%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	250,000	260,674

New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB
5.500%, 07/01/33 (A)(B)	850,000	850,000

New Jersey — 0.4%
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	991,346
4.927%, 03/01/26	1,000,000	988,058

		1,979,404

New York — 0.4%
New York State Energy Research & Development Authority, Ser A, RB
4.480%, 04/01/25	500,000	488,749
4.336%, 04/01/24	1,000,000	988,392
Utility Debt Securitization Authority, Ser T, RB
3.435%, 12/15/25	353,000	350,532

		1,827,673

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser G, RB
2.370%, 11/01/27 (A)	1,000,000	886,266
2.165%, 11/01/26 (A)	500,000	450,454

		1,336,720

Pennsylvania — 0.0%
Redevelopment Authority of the City of Philadelphia, RB
4.867%, 09/01/25	150,000	147,951

South Dakota — 0.1%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	250,000	247,975

Total Municipal Bonds (Cost $13,985,914)		13,786,367

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%

	Face Amount	Value
Export-Import Bank of the United States
2.628%, 11/12/26	$1,878,877	$1,797,608
Export-Import Bank of the United States
1.900%, 07/12/24	436,081	425,567
United States International Development Finance
1.790%, 10/15/29	374,735	335,153

Total U.S. Government Agency Obligations (Cost $2,708,767)		2,558,328

REPURCHASE AGREEMENT — 0.6%
Socgen Triparty
5.280%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $3,000,440, (collateralized by a U.S. Treasury Obligation, par value $3,093,200, 0.00%, 10/12/2023; with total market value $3,060,090).	3,000,000	3,000,000

Total Repurchase Agreement (Cost $3,000,000)		3,000,000

BANK LOAN OBLIGATION — 0.5%

ECOLOGICAL SERVICES & EQUIPMENT — 0.5%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, CME Term SOFR + 2.500%, 05/21/29(B)	2,493,719	2,468,781

Total Bank Loan Obligation (Cost $2,487,660)		2,468,781

SOVEREIGN DEBT — 0.3%

FRANCE — 0.3%
Caisse d’Amortissement de la Dette Sociale
3.000%, 05/17/25(A)	428,000	411,662
0.375%, 05/27/24(A)	1,000,000	957,410

Total Sovereign Debt (Cost $1,399,616)		1,369,072

Total Investments in Securities — 100.2% (Cost $480,447,705)		$469,652,846

Percentages are based on Net Assets of $468,646,250.

Catholic Responsible Investments	Short Duration Bond Fund July 31, 2023 (Unaudited)

A list of the open futures contracts held by the Fund at July 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contract
U.S. 2-Year Treasury Note	332	Sep-2023	$68,429,836	$67,406,375	$(1,023,461)

Short Contract
U.S. 5-Year Treasury Note	(8)	Sep-2023	(872,365)	(854,563)	17,802

			$67,557,471	$66,551,812	$(1,005,659)

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2023 was $150,766,760 and represented 32.2% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

U.S. SOFR — United States Secured Overnight Financing Rate

CRI-QH-001-0400

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 35.4%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 30.2%
FHLMC
7.000%, 11/01/32	$206,205	$212,295
7.000%, 10/01/32	5,962	6,144
7.000%, 09/01/32	11,006	11,312
7.000%, 07/01/32	2,653	2,750
7.000%, 06/01/32	43,694	45,129
6.500%, 01/01/38	811	842
6.500%, 11/01/37	1,183	1,200
6.500%, 09/01/37	23,774	24,356
6.500%, 08/01/37	2,079	2,125
6.500%, 12/01/32	69,205	71,980
6.500%, 12/01/31	1,890	1,947
6.000%, 05/01/39	36,165	37,464
6.000%, 04/01/39	15,493	15,686
6.000%, 02/01/39	14,751	15,289
6.000%, 09/01/38	8,340	8,613
6.000%, 06/01/38	3,116	3,094
6.000%, 11/01/36	25,538	26,174
6.000%, 12/01/33	9,924	10,244
6.000%, 01/01/24	1,900	1,892
5.880%, RFUCCT1Y + 1.630%, 07/01/44 (A)	17,269	17,149
5.856%, RFUCCT1Y + 1.623%, 12/01/45 (A)	124,399	126,102
5.500%, 11/01/52	19,313,002	19,226,233
5.500%, 06/01/37	510	509
5.500%, 01/01/35	75,468	77,146
5.429%, RFUCCT1Y + 1.633%, 05/01/46 (A)	20,433	20,534
5.005%, RFUCCT1Y + 1.630%, 05/01/44 (A)	5,470	5,323
5.000%, 11/01/52	1,685,979	1,650,071
5.000%, 04/01/34	5,254	5,209
4.841%, RFUCCT1Y + 1.650%, 04/01/43 (A)	35,373	34,176
4.729%, RFUCCT1Y + 1.609%, 10/01/44 (A)	46,568	46,751
4.595%, RFUCCT1Y + 1.814%, 10/01/41 (A)	7,261	7,201
4.560%, RFUCCT1Y + 1.788%, 08/01/42 (A)	2,890	2,882
4.503%, RFUCCT1Y + 1.877%, 01/01/42 (A)	31,768	31,750

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.500%, 06/01/53	$3,955,526	$3,786,703
4.500%, 10/01/52	4,788,645	4,584,515
4.500%, 09/01/52	8,044,635	7,704,506
4.500%, 09/01/48	675,824	660,314
4.500%, 03/01/47	467,059	456,925
4.500%, 03/01/46	84,181	82,356
4.500%, 11/01/45	172,514	168,854
4.500%, 02/01/45	577,087	559,829
4.500%, 10/01/44	25,162	24,577
4.500%, 08/01/44	454,371	444,520
4.500%, 07/01/44	145,827	142,663
4.500%, 03/01/44	10,717	10,484
4.500%, 01/01/44	96,619	94,556
4.500%, 12/01/43	85,368	83,381
4.500%, 11/01/43	10,603	10,439
4.500%, 05/01/42	42,007	40,266
4.500%, 09/01/41	133,740	131,667
4.500%, 07/01/41	19,643	19,339
4.500%, 05/01/41	42,017	41,372
4.500%, 04/01/40	55,782	54,918
4.500%, 12/01/33	18,388	17,991
4.500%, 06/01/31	18,003	17,615
4.500%, 06/01/26	1,757	1,734
4.500%, 02/01/26	4,304	4,243
4.467%, RFUCCT1Y + 1.697%, 04/01/38 (A)	86,731	87,162
4.443%, RFUCCT1Y + 1.630%, 01/01/45 (A)	20,858	20,870
4.352%, RFUCCT1Y + 1.765%, 11/01/39 (A)	90,929	91,900
4.349%, RFUCCT1Y + 1.607%, 11/01/44 (A)	335,349	336,211
4.326%, RFUCCT1Y + 1.655%, 08/01/44 (A)	214,951	214,581
4.285%, RFUCCT1Y + 2.035%, 09/01/37 (A)	1,875	1,838
4.255%, RFUCCT1Y + 1.973%, 04/01/40 (A)	4,223	4,155
4.231%, SOFR30A + 2.281%, 09/01/52 (A)	969,320	929,408
4.224%, RFUCCT1Y + 1.724%, 04/01/36 (A)	5,500	5,383
4.000%, 08/01/52	1,316,375	1,236,311
4.000%, 01/01/52	1,254,059	1,171,774
4.000%, 05/01/46	721,284	685,642
4.000%, 07/01/34	63,825	61,990
4.000%, 10/01/31	37,657	36,612

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.982%, RFUCCT1Y + 1.630%, 02/01/45 (A)	$13,682	$13,610
3.977%, RFUCCT1Y + 1.630%, 02/01/45 (A)	135,919	135,543
3.928%, RFUCCT1Y + 1.615%, 11/01/44 (A)	31,355	31,376
3.914%, RFUCCT1Y + 1.630%, 01/01/45 (A)	136,086	134,993
3.880%, RFUCCT1Y + 1.630%, 12/01/44 (A)	31,802	31,648
3.876%, RFUCCT1Y + 1.613%, 01/01/44 (A)	27,335	27,244
3.500%, 12/01/52	3,369,581	3,053,555
3.500%, 07/01/52	9,507,167	8,648,752
3.500%, 06/01/52	6,039,343	5,479,195
3.500%, 05/01/52	5,463,143	4,965,928
3.500%, 04/01/52	15,335,646	13,927,031
3.500%, 02/01/52	561,236	508,827
3.500%, 01/01/52	3,237,661	2,941,667
3.500%, 04/01/37	398,649	375,530
3.172%, RFUCCT1Y + 1.630%, 02/01/45 (A)	158,350	154,738
3.000%, 06/01/52	1,739,549	1,523,409
3.000%, 03/01/52	1,438,888	1,268,620
3.000%, 02/01/50	3,447,227	3,046,099
2.500%, 09/01/52	8,141,163	6,862,998
2.500%, 02/01/51	2,437,148	2,083,689
2.500%, 11/01/50	3,854,264	3,290,889
2.500%, 10/01/50	3,078,414	2,632,738
2.500%, 07/01/50	5,075,168	4,329,468
2.500%, 01/01/36	1,122,193	1,023,637
2.000%, 06/01/52	1,840,343	1,491,473
2.000%, 04/01/52	1,827,228	1,480,163
2.000%, 03/01/52	3,134,306	2,553,228
2.000%, 02/01/52	1,772,104	1,434,982
2.000%, 01/01/52	1,475,344	1,203,961
2.000%, 12/01/50	3,769,892	3,087,920
2.000%, 11/01/50	1,390,687	1,141,997
2.000%, 09/01/50	1,254,680	1,023,193
2.000%, 07/01/50	5,745,309	4,722,533
2.000%, 02/01/42	1,784,898	1,505,526
FHLMC Multifamily ML Certificates, Ser ML13, Cl ACA
2.875%, 07/25/36	2,459,385	2,129,003
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,235,000	1,148,468

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.660%, 07/25/32 (A)	$19,651	$18,873
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.385%, 07/25/33 (A)	183,744	172,851
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	110,010	110,945
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	44,656	44,831
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	343,434	356,340
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	20,781	21,644
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	37,988	38,119
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	10,526	10,692
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	40,200	39,837
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	145,539	146,328
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	41,784	40,958
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	118,602	118,795
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	30,756	30,586
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,592	2,528
FHLMC, Ser 2013-299, Cl F1
5.682%, SOFR30A + 0.614%, 01/15/43 (A)	154,617	150,387
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	115,193	111,274
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	207,927	202,674
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	3,538,126	3,003,898
FHLMC, Ser 2021-5092, Cl BC
2.500%, 06/25/36	399,530	386,027
FNMA
7.000%, 12/01/37	277	292
7.000%, 08/01/32	122,429	125,071
7.000%, 11/01/29	40,407	40,923
6.500%, 01/01/49	5,326	5,568
6.500%, 10/01/39	37,721	39,292
6.500%, 08/01/39	15,650	16,462
6.500%, 10/01/38	13,106	13,725
6.500%, 03/01/38	5,422	5,550
6.500%, 02/01/38	3,692	3,853

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
6.500%, 12/01/37	$14,495	$15,098
6.500%, 11/01/37	854	897
6.500%, 03/01/35	167,649	173,288
6.500%, 05/01/33	2,376	2,436
6.500%, 12/01/32	8,567	8,901
6.500%, 08/01/32	20,624	21,174
6.000%, 07/01/39	60,550	62,680
6.000%, 05/01/38	31,740	32,833
6.000%, 08/01/37	82,496	84,964
6.000%, 07/01/37	19,953	20,410
6.000%, 03/01/37	10,218	10,578
6.000%, 09/01/36	62,368	63,948
6.000%, 03/01/36	7,952	8,152
6.000%, 11/01/35	11,301	11,656
6.000%, 07/01/35	4,858	4,966
6.000%, 04/01/35	48,589	49,824
6.000%, 04/01/34	11,573	11,942
6.000%, 03/01/34	169,797	174,848
6.000%, 12/01/33	3,105	3,195
6.000%, 11/01/33	3,146	3,245
6.000%, 12/01/32	3,925	4,031
5.849%, RFUCCT1Y + 1.685%, 06/01/42 (A)	11,134	10,851
5.528%, RFUCCT1Y + 1.470%, 06/01/35 (A)	2,736	2,685
5.511%, RFUCCT1Y + 1.590%, 07/01/44 (A)	123,123	124,338
5.500%, 02/01/38	2,501	2,507
5.500%, 04/01/37	111,794	114,126
5.500%, 09/01/36	9,435	9,632
5.500%, 10/01/35	46,996	47,831
5.500%, 04/01/35	155,550	158,800
5.500%, 11/01/33	5,885	6,008
5.500%, 06/01/33	32,444	33,122
5.500%, 11/01/29	5,163	5,147
5.500%, 01/01/25	146	145
5.500%, 05/01/24	62	62
5.500%, 03/01/24	77	77
5.500%, 01/01/24	0	—
5.312%, H15T1Y + 2.290%, 08/01/34 (A)	11,813	11,712
5.211%, RFUCCT1Y + 1.562%, 06/01/44 (A)	45,618	45,875
5.074%, RFUCCT1Y + 1.815%, 07/01/41 (A)	48,691	49,640
5.000%, 11/01/52	22,679,774	22,166,391
5.000%, 06/01/52	1,542,112	1,506,490
5.000%, 03/01/49	180,949	178,919
5.000%, 12/01/48	163,905	163,202
5.000%, 08/01/40	12,889	12,940
5.000%, 09/01/39	42,444	42,609

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
5.000%, 09/01/25	$299	$297
5.000%, 04/01/25	4	4
4.920%, RFUCCT1Y + 1.576%, 08/01/43 (A)	3,049	2,980
4.880%, RFUCCT1Y + 1.460%, 05/01/35 (A)	21,751	21,874
4.773%, RFUCCT1Y + 1.580%, 04/01/44 (A)	112,713	112,850
4.741%, RFUCCT1Y + 1.568%, 05/01/45 (A)	252,566	251,309
4.668%, RFUCCT1Y + 1.557%, 01/01/45 (A)	27,083	27,037
4.607%, RFUCCT1Y + 1.565%, 05/01/44 (A)	62,629	62,378
4.585%, RFUCCT1Y + 1.681%, 11/01/36 (A)	5,777	5,672
4.500%, 09/01/52	9,748,008	9,332,722
4.500%, 03/01/52	343,029	336,151
4.500%, 06/01/48	293,719	286,180
4.500%, 07/01/47	91,976	90,444
4.500%, 02/01/46	604,876	594,372
4.500%, 09/01/45	47,864	46,771
4.500%, 02/01/45	209,850	205,058
4.500%, 10/01/44	24,397	23,840
4.500%, 09/01/43	8,121	7,936
4.500%, 01/01/43	527,304	513,539
4.500%, 07/01/42	191,254	188,068
4.500%, 01/01/42	59,401	58,413
4.500%, 12/01/41	26,995	26,475
4.500%, 11/01/41	25,208	24,788
4.500%, 09/01/41	13,767	13,402
4.500%, 08/01/41	12,544	12,335
4.500%, 05/01/41	986,418	968,121
4.500%, 06/01/36	22,071	21,699
4.500%, 09/01/31	41,339	40,399
4.500%, 06/01/31	12,040	11,767
4.500%, 01/01/31	108,161	105,708
4.500%, 08/01/26	48,209	47,473
4.500%, 10/01/24	9,763	9,629
4.426%, RFUCCT1Y + 1.698%, 04/01/44 (A)	76,685	76,292
4.379%, RFUCCT1Y + 1.790%, 06/01/38 (A)	4,462	4,531
4.113%, RFUCCT1Y + 1.653%, 05/01/46 (A)	33,245	33,003

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.078%, H15T1Y + 1.999%, 09/01/34 (A)	$856	$865
4.050%, RFUCCT1Y + 1.550%, 02/01/44 (A)	655	642
4.028%, RFUCCT1Y + 1.778%, 12/01/39 (A)	13,175	13,011
4.000%, 10/01/52	2,631,417	2,467,503
4.000%, 08/01/52	1,407,244	1,314,036
4.000%, 07/01/52	1,804,541	1,685,199
4.000%, 06/01/52	38,529,920	35,981,819
4.000%, 04/01/52	1,613,546	1,519,664
4.000%, 10/01/51	1,727,396	1,616,740
4.000%, 04/01/48	1,554,649	1,476,301
4.000%, 03/01/46	3,663,715	3,486,127
4.000%, 01/01/37	331,756	317,934
4.000%, 11/01/35	66,421	63,847
4.000%, 01/01/35	1,050,558	1,013,954
4.000%, 10/01/34	557,685	541,125
4.000%, 06/01/34	618,485	600,397
4.000%, 03/01/34	245,191	238,012
4.000%, 11/01/33	386,614	375,297
4.000%, 10/01/33	48,133	46,724
4.000%, 10/01/32	50,934	49,448
4.000%, 09/01/31	139,193	135,128
4.000%, 12/01/30	210,955	204,803
4.000%, 11/01/30	151,850	147,421
3.961%, RFUCCT1Y + 1.586%, 02/01/44 (A)	19,405	19,446
3.909%, RFUCCT1Y + 1.551%, 02/01/44 (A)	13,914	13,920
3.850%, RFUCCT1Y + 1.600%, 12/01/44 (A)	29,424	29,454
3.840%, RFUCCT1Y + 1.590%, 12/01/44 (A)	161,234	160,890
3.830%, RFUCCT1Y + 1.580%, 11/01/44 (A)	20,115	20,195
3.830%, RFUCCT1Y + 1.580%, 09/01/44 (A)	2,196	2,211
3.827%, RFUCCT1Y + 1.577%, 10/01/44 (A)	149,012	149,711
3.814%, RFUCCT1Y + 1.564%, 01/01/44 (A)	54,255	53,257
3.705%, SOFR30A + 2.238%, 10/01/52 (A)	3,493,380	3,303,125

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.667%, RFUCCT1Y + 1.620%, 11/01/48 (A)	$269,341	$260,084
3.500%, 02/01/53	1,498,531	1,357,758
3.500%, 05/01/52	4,336,277	3,935,488
3.500%, 04/01/52	7,401,187	6,761,195
3.500%, 03/01/52	1,994,440	1,808,752
3.500%, 01/01/52	2,236,462	2,028,092
3.500%, 11/01/51	1,374,066	1,246,914
3.500%, 04/01/37	355,638	335,088
3.500%, 02/01/31	495,802	474,210
3.500%, 12/01/29	184,819	176,597
3.079%, RFUCCT1Y + 1.603%, 10/01/48 (A)	126,424	121,375
3.000%, 05/01/52	976,797	863,167
3.000%, 04/01/52	3,357,086	2,971,757
3.000%, 03/01/52	1,647,563	1,453,114
3.000%, 01/01/52	4,117,846	3,603,133
3.000%, 11/01/51	2,244,861	1,978,387
3.000%, 10/01/51	2,878,683	2,523,885
3.000%, 08/01/50	1,877,950	1,684,997
3.000%, 07/01/50	1,109,303	976,837
3.000%, 04/01/50	1,699,568	1,500,817
2.961%, RFUCCT1Y + 1.610%, 10/01/47 (A)	139,406	135,815
2.931%, RFUCCT1Y + 1.580%, 09/01/47 (A)	172,275	170,853
2.500%, 04/01/52	1,725,360	1,463,156
2.500%, 03/01/52	1,786,580	1,524,705
2.500%, 02/01/52	6,186,207	5,247,204
2.500%, 01/01/52	4,482,330	3,780,309
2.500%, 12/01/51	4,097,703	3,491,651
2.500%, 10/01/51	1,751,280	1,477,767
2.500%, 08/01/51	5,435,688	4,624,998
2.500%, 07/01/51	2,860,051	2,418,439
2.500%, 02/01/51	7,757,077	6,604,031
2.500%, 01/01/51	1,300,145	1,102,271
2.500%, 11/01/50	6,058,966	5,178,697
2.500%, 10/01/50	8,181,271	6,992,106
2.500%, 07/01/50	9,710,883	8,251,281
2.500%, 06/01/42	3,141,739	2,725,452
2.500%, 10/01/41	1,384,990	1,209,881
2.500%, 05/01/41	938,230	809,098
2.500%, 07/01/36	1,132,235	1,029,183
2.500%, 03/01/35	1,606,151	1,467,838
2.143%, H15T1Y + 2.143%, 08/01/34 (A)	822	817
2.000%, 11/01/51	6,945,755	5,641,166
2.000%, 10/01/51	3,441,569	2,821,200
2.000%, 09/01/51	1,723,022	1,411,478
2.000%, 08/01/51	1,859,272	1,511,532
2.000%, 02/01/51	1,233,094	1,010,876
2.000%, 01/01/51	3,217,701	2,637,787

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.000%, 12/01/50	$521,931	$427,885
2.000%, 10/01/50	1,808,379	1,472,543
2.000%, 08/01/50	753,880	618,106
2.000%, 09/01/36	1,458,503	1,296,710
2.000%, 01/01/36	1,323,306	1,176,632
1.500%, 10/01/50	1,863,370	1,434,293
FNMA Grantor Trust 2000-T6, Ser 2000-T6, Cl A1
7.500%, 11/25/40	14,729	14,453
FNMA Grantor Trust 2001-T1, Ser 2001-T1, Cl A1
7.500%, 10/25/40	127,899	128,138
FNMA Grantor Trust 2001-T10, Ser 2001-T10, Cl A1
7.000%, 12/25/41	83,471	84,271
FNMA Grantor Trust 2001-T12, Ser 2001-T12, Cl A1
6.500%, 08/25/41	2,939	2,945
FNMA Grantor Trust 2001-T3, Ser 2001-T3, Cl A1
7.500%, 11/25/40	7,889	7,903
FNMA Grantor Trust 2001-T4, Ser 2001-T4, Cl A1
7.500%, 07/25/41	36,425	36,649
FNMA Grantor Trust 2001-T7, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,626	1,705
FNMA Grantor Trust 2001-T8, Ser 2001-T8, Cl A1
7.500%, 07/25/41	4,733	4,680
FNMA Grantor Trust 2004-T1, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	1,256	1,273
FNMA REMIC Trust 2001-W3, Ser 2001-W3, Cl A
7.000%, 09/25/41 (A)	70,229	67,845
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (A)	5,774	5,595
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (A)	5,774	5,558
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 3A
5.009%, 10/25/42 (A)	60,594	60,655
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 4A
5.610%, 10/25/42 (A)	24,031	24,133
FNMA Trust 2003-W2, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	7,530	7,856
FNMA Trust 2004-W2, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	13,279	13,649

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA Trust 2004-W2, Ser 2004- W2, Cl 5A
7.500%, 03/25/44	$5,176	$5,337
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	32,465	32,770
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	11,133	11,267
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	62,948	63,762
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	15,929	16,016
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	4,706	4,690
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	4,955	5,075
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	175,548	167,343
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	47,039	45,260
FNMA, Ser 2013-128, Cl CF
5.784%, SOFR30A + 0.714%, 12/25/43 (A)	252,920	247,371
FNMA, Ser 2014-1, Cl KF
5.784%, SOFR30A + 0.714%, 02/25/44 (A)	366,762	358,191
FNMA, Ser M1G, Cl A2
1.469%, 11/25/30 (A)	3,100,000	2,484,297
FNMA, Ser M3G, Cl A2
1.245%, 01/25/31 (A)	2,000,000	1,574,633
Freddie Mac Multifamily ML Certificates
1.219%, 07/25/41 (A)(B)	10,005,240	981,925
FREMF 2017-K69 Mortgage Trust, Ser K69, Cl C
3.727%, 10/25/49 (A)(B)	2,788,000	2,550,694
FREMF 2018-K74 Mortgage Trust, Ser K74, Cl C
4.094%, 02/25/51 (A)(B)	3,095,000	2,850,807
FREMF 2018-K83 Mortgage Trust, Ser K83, Cl C
4.278%, 11/25/51 (A)(B)	2,890,000	2,668,509
FREMF 2018-K86 Mortgage Trust, Ser K86, Cl C
4.294%, 11/25/51 (A)(B)	3,562,000	3,281,620
FREMF 2019-K96 Mortgage Trust, Ser K96, Cl C
3.812%, 08/25/56 (A)(B)	1,910,000	1,701,104
FREMF 2020-K737 Mortgage Trust, Ser K737, Cl C
3.304%, 01/25/53 (A)(B)	640,000	586,492
FREMF K-100 Mortgage Trust, Ser K100, Cl C
3.495%, 11/25/52 (A)(B)	130,000	113,390
GNMA
7.000%, 12/15/29	718	739
6.500%, 05/15/29	1,256	1,278

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
5.500%, 06/20/53	$4,340,314	$4,314,301
5.500%, 05/20/53	6,351,690	6,313,623
5.500%, 04/20/53	9,235,389	9,180,040
5.500%, 02/20/53	5,118,761	5,088,083
5.000%, 06/20/53	7,455,446	7,308,839
5.000%, 03/20/53	11,382,209	11,158,384
5.000%, 02/20/53	10,507,114	10,300,498
4.500%, 08/20/52	6,441,916	6,201,932
4.000%, 08/20/52	13,000,182	12,247,450
4.000%, 04/20/52	116,139	109,360
4.000%, 03/20/52	123,042	115,861
4.000%, 02/20/52	1,681,359	1,583,281
4.000%, 01/20/52	1,337,065	1,259,089
4.000%, 12/20/48	1,456,639	1,379,897
3.500%, 08/20/52	11,135,532	10,227,664
3.500%, 07/20/52	1,927,078	1,769,938
3.500%, 03/20/52	2,054,047	1,886,569
3.500%, 02/20/52	1,501,349	1,379,044
3.500%, 01/20/52	1,601,958	1,471,401
3.500%, 06/20/51	1,588,550	1,470,009
3.500%, 01/20/50	1,132,575	1,049,719
3.500%, 10/20/49	3,033,212	2,790,343
3.000%, 06/20/52	13,304,287	11,845,616
3.000%, 10/20/51	1,957,768	1,747,425
3.000%, 07/20/51	2,719,229	2,429,588
3.000%, 05/20/51	1,244,644	1,112,863
2.500%, 07/20/52	1,568,679	1,353,227
2.500%, 04/20/52	9,077,830	7,830,510
2.500%, 03/20/52	3,353,550	2,879,362
2.500%, 11/20/51	1,835,155	1,582,369
2.500%, 08/20/51	1,639,151	1,414,785
2.500%, 05/20/51	850,242	735,341
2.500%, 03/20/51	1,993,417	1,724,958
2.500%, 12/20/50	1,670,763	1,402,999
2.000%, 05/20/52	8,458,292	7,082,513
2.000%, 04/20/52	1,423,493	1,191,956
2.000%, 10/20/51	1,811,906	1,515,225
2.000%, 01/20/51	1,204,618	1,010,197
2.000%, 12/20/50	1,629,527	1,352,741
2.000%, 11/20/50	8,205,449	6,896,787
GNMA, Ser 2002-49, Cl ZG
6.000%, 07/20/32	341,279	340,124
GNMA, Ser 2012-98, Cl BM
4.903%, 08/20/42 (A)	195,995	188,463
GNMA, Ser 2017-H17, Cl FQ
3.978%, TSFR12M + 0.270%, 09/20/67 (A)	1,350,972	1,340,051
GNMA, Ser 2017-H22, Cl FH
5.001%, TSFR12M + 0.220%, 11/20/67 (A)	911,473	902,450
GNMA, Ser 2017-H24, Cl FQ
5.645%, TSFR12M + 0.200%, 11/20/67 (A)	959,736	948,827

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2018-H04, Cl FK
5.366%, TSFR12M + 0.040%, 03/20/68 (A)	$849,527	$825,133
GNMA, Ser 2018-H05, Cl CF
5.386%, TSFR12M + 0.060%, 03/20/68 (A)	972,386	943,650
GNMA, Ser 2018-H05, Cl FE
5.396%, RFUCCT1Y + 0.070%, 02/20/68 (A)	355,185	349,057
GNMA, Ser 2019-H09, Cl FG
5.655%, TSFR12M + 0.350%, 05/20/69 (A)	373,016	366,370
GNMA, Ser 2019-H16, Cl CF
3.971%, TSFR1M+ 0.700%, 10/20/69 (A)	309,120	304,963
GNMA, Ser 2020-H01, Cl FV
4.004%, TSFR1M + 0.650%, 01/20/70 (A)	3,532,271	3,469,746
GNMA, Ser 2020-H02, Cl FB
3.804%, TSFR1M+ 0.600%, 01/20/70 (A)	466,118	455,573
GNMA, Ser 2022-H04, Cl FG
5.183%, SOFR30A + 0.550%, 02/20/67 (A)	2,060,660	2,038,203
GNMA, Ser 2022-H08, Cl FE
5.816%, SOFR30A + 0.750%, 03/20/72 (A)	1,924,999	1,892,415
GNMA, Ser 2022-H09, Cl FA
5.738%, SOFR30A + 0.670%, 04/20/72 (A)	1,992,110	1,949,091
GNMA, Ser 2022-H11, Cl EF
6.038%, SOFR30A + 0.970%, 05/20/72 (A)	2,524,295	2,521,767
GNMA, Ser 2023-H04, Cl FC
5.918%, SOFR30A + 0.850%, 01/20/73 (A)	1,944,112	1,919,842
GNMA, Ser 2023-H13, Cl FJ
6.488%, SOFR30A + 1.420%, 02/20/73 (A)	1,266,967	1,277,251
Vendee Mortgage Trust 1995-1, Ser 1995-1, Cl 2
7.793%, 02/15/25	1,061	1,061
Vendee Mortgage Trust 1995-2, Ser 1995-2C, Cl 3A
8.793%, 06/15/25	1,189	1,213
Vendee Mortgage Trust 1998-2, Ser 1998-2, Cl 2A
8.617%, 08/15/27 (A)	254	256

		549,719,606

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligation — 5.2%
BANK 2017-BNK5, Ser BNK5, Cl D
3.078%, 06/15/60 (A)(B)	$386,000	$253,403
BANK 2023-BNK45, Ser BNK45, Cl C
6.279%, 02/15/56 (A)	550,000	471,900
Barclays Commercial Mortgage Trust 2019-C4, Ser C4, Cl C
3.469%, 08/15/52	1,300,000	915,680
BBCMS Mortgage Trust 2023- C19, Ser C19, Cl C
6.385%, 04/15/56 (A)	730,000	646,926
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl C
3.750%, 03/15/62	1,200,000	858,319
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	666,983
Benchmark 2020-B16 Mortgage Trust, Ser B16, Cl D
2.500%, 02/15/53 (B)	5,470,000	3,113,212
Benchmark 2022-B35 Mortgage Trust, Ser B35, Cl C
4.445%, 05/15/55 (A)	595,140	432,226
Benchmark 2022-B35 Mortgage Trust, Ser B35, Cl D
2.500%, 05/15/55 (B)	4,000,000	1,959,228
BMO 2023-C4 Mortgage Trust, Ser C4, Cl C
5.864%, 02/15/56 (A)	960,000	809,915
BMO 2023-C5 Mortgage Trust, Ser C5, Cl C
6.627%, 06/15/56 (A)	730,000	687,839
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.712%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,451,126
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	1,987,180
Century Plaza Towers 2019-CPT, Ser CPT, Cl C
2.997%, 11/13/39 (A)(B)	500,000	342,033
Century Plaza Towers 2019-CPT, Ser CPT, Cl E
2.997%, 11/13/39 (A)(B)	2,500,000	1,515,187
Century Plaza Towers, Ser 2019- CPT, Cl B
2.997%, 11/13/39 (A)(B)	733,000	538,988
CFCRE Commercial Mortgage Trust 2016-C6, Ser C6, Cl D
4.179%, 11/10/49 (A)(B)	2,525,000	1,726,857
Citigroup Commercial Mortgage Trust 2014-GC21, Ser GC21, Cl D
4.940%, 05/10/47 (A)(B)	1,885,000	1,258,359

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Citigroup Commercial Mortgage Trust 2022-GC48, Ser GC48, Cl C
4.875%, 05/15/54 (A)	$3,000,000	$2,283,559
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,143,420
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,234,675
COMM Mortgage Trust, Ser CR20, Cl C
4.448%, 11/10/47 (A)	1,580,000	1,393,338
COMM Mortgage Trust, Ser LPFL, Cl C
7.616%, TSFR1M + 2.394%, 03/15/39 (A)(B)	2,560,000	2,491,241
CSAIL 2019-C16 Commercial Mortgage Trust, Ser C16, Cl C
4.237%, 06/15/52 (A)	2,265,000	1,764,900
CSMC 2014-USA OA, Ser USA, Cl C
4.336%, 09/15/37 (B)	3,550,000	2,695,565
CSMC 2021-NQM5 Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	681,497
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	565,000	489,261
FASST 2021-JR1 A2
2.000%, 04/25/51	2,615,715	2,444,081
FASST 21-S1-A2 07/25/2051
1.750%, 07/25/51	4,960,710	4,661,770
Finance of America Structured Securities Trust 2022-S4, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	3,000,824	2,703,812
Finance of America Structured Securities Trust, Ser 2021-S2, Cl A2
1.750%, 09/25/71 (B)	2,499,950	2,343,915
GS Mortgage Securities Trust 2017-GS8, Ser GS8, Cl D
2.700%, 11/10/50 (B)	2,570,000	1,713,703
Hudson Yards 2019-55HY Mortgage Trust, Ser 55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	843,221
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	2,085,000	1,877,898
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C
4.136%, 10/15/48 (A)	5,170,000	4,509,509

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JPMBB Commercial Mortgage Securities Trust 2015-C29, Ser C29, Cl C
4.188%, 05/15/48 (A)	$5,750,000	$5,101,397
Morgan Stanley Capital I Trust 2019-H7, Ser H7, Cl C
4.128%, 07/15/52	1,809,000	1,386,996
NW RE-REMIC TRUST 2021-FRR1, Ser FRR1, Cl AK88
2.812%, 12/18/51 (A)(B)	2,500,000	2,075,909
OBX 2022-NQM1 Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	665,004
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	2,756,135
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	400,000	352,500
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (B)	1,000,000	843,750
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,081,480
Palisades Center Trust 2016- PLSD, Ser PLSD, Cl A
2.713%, 04/13/33 (B)	4,705,000	2,681,850
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, Ser 5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	1,995,000	1,367,350
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,121,532
Shops at Crystals Trust 2016- CSTL, Ser CSTL, Cl C
3.731%, 07/05/36 (A)(B)	2,800,000	2,403,698
SLG Office Trust 2021-OVA, Ser OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	1,918,252
SPGN Mortgage Trust, Ser 2022- TFLM, Cl D
8.722%, TSFR1M + 3.500%, 02/15/39 (A)(B)	2,500,000	2,305,526
Taubman Centers Commercial Mortgage Trust 2022-DPM, Ser DPM, Cl C
8.999%, TSFR1M + 3.777%, 05/15/37 (A)(B)	1,225,000	1,175,539
Vendee Mortgage Trust 2011-2, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,494,366	1,373,583

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Verus Securitization Trust 2021- 2, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	$2,910,000	$1,979,676
Verus Securitization Trust 2021- 3, Ser 2021-3, Cl M1
2.397%, 06/25/66 (A)(B)	1,555,000	976,935
Verus Securitization Trust 2021-4, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,400,000	798,178
Verus Securitization Trust 2021-R3, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	1,943,479
Wells Fargo Commercial Mortgage Trust 2015-C28, Ser C28, Cl D
4.081%, 05/15/48 (A)	1,685,000	1,340,458
Wells Fargo Commercial Mortgage Trust 2018-C47, Ser C47, Cl C
4.930%, 09/15/61 (A)	1,440,000	1,187,857
Wells Fargo Commercial Mortgage Trust 2019-C50, Ser C50, Cl C
4.345%, 05/15/52	2,000,000	1,592,611
Wells Fargo Commercial Mortgage Trust 2019-C52, Ser C52, Cl C
3.561%, 08/15/52	1,100,000	818,553
Wells Fargo Commercial Mortgage Trust 2022-C62, Ser C62, Cl C
4.351%, 04/15/55 (A)	1,765,000	1,310,105

		97,469,079

Total Mortgage-Backed Securities (Cost $700,464,649)		647,188,685

CORPORATE OBLIGATIONS — 28.7%

COMMUNICATION SERVICES — 3.4%
Alphabet
1.100%, 08/15/30	2,500,000	2,022,703
AT&T
4.500%, 03/09/48	471,000	385,576
4.350%, 06/15/45	2,720,000	2,195,247
3.800%, 12/01/57	750,000	522,115
3.650%, 09/15/59	1,336,000	893,784
3.550%, 09/15/55	1,238,000	833,100
2.750%, 06/01/31	725,000	601,938
2.550%, 12/01/33	150,000	115,908
CCO Holdings
4.500%, 05/01/32	975,000	794,979
4.500%, 06/01/33(B)	975,000	771,517
4.250%, 01/15/34(B)	825,000	634,112

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
Charter Communications Operating
6.484%, 10/23/45	$3,835,000	$3,578,682
5.750%, 04/01/48	950,000	813,907
5.375%, 05/01/47	800,000	653,642
4.400%, 04/01/33	250,000	220,114
Comcast
5.500%, 11/15/32	850,000	881,603
4.650%, 02/15/33	1,500,000	1,480,144
4.400%, 08/15/35	2,340,000	2,198,831
3.450%, 02/01/50	905,000	678,386
2.800%, 01/15/51	225,000	146,935
Cox Communications
3.850%, 02/01/25(B)	800,000	775,373
3.500%, 08/15/27(B)	1,025,000	952,579
3.350%, 09/15/26(B)	575,000	539,301
1.800%, 10/01/30(B)	650,000	510,444
Paramount Global
4.950%, 01/15/31	1,350,000	1,208,719
Prosus
4.987%, 01/19/52(B)	2,200,000	1,611,586
4.850%, 07/06/27(B)	500,000	477,450
4.193%, 01/19/32(B)	700,000	592,469
3.680%, 01/21/30(B)	1,400,000	1,195,276
3.061%, 07/13/31(B)	3,875,000	3,042,116
Rogers Communications
3.800%, 03/15/32	1,705,000	1,481,773
Telecom Italia
5.303%, 05/30/24(B)	2,300,000	2,254,868
Telecom Italia Capital
7.721%, 06/04/38	1,345,000	1,195,454
7.200%, 07/18/36	175,000	150,333
Tencent Holdings MTN
3.975%, 04/11/29(B)	2,000,000	1,862,280
Time Warner Cable
6.750%, 06/15/39	800,000	771,011
T-Mobile USA
4.500%, 04/15/50	475,000	405,895
4.375%, 04/15/40	300,000	264,711
3.875%, 04/15/30	3,695,000	3,394,745
3.500%, 04/15/31	1,000,000	879,034
3.400%, 10/15/52	100,000	70,226
3.375%, 04/15/29	1,000,000	899,988
Verizon Communications
4.400%, 11/01/34	3,130,000	2,863,787
4.272%, 01/15/36	900,000	803,650
3.875%, 03/01/52	3,500,000	2,694,935
3.550%, 03/22/51	1,295,000	937,893
2.987%, 10/30/56	345,000	212,495
2.850%, 09/03/41	2,500,000	1,754,433
2.650%, 11/20/40	1,905,000	1,301,697
1.500%, 09/18/30	2,500,000	1,968,798

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
Vodafone Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.873%, 04/04/79(A)	$1,550,000	$1,593,410
Walt Disney
6.650%, 11/15/37	555,000	633,302
Warnermedia Holdings
5.050%, 03/15/42	610,000	507,130
3.755%, 03/15/27	85,000	79,563

		60,309,947

CONSUMER DISCRETIONARY — 1.1%
Ford Motor
6.100%, 08/19/32	1,000,000	967,070
3.250%, 02/12/32	2,500,000	1,975,567
Ford Motor Credit
7.350%, 11/04/27	525,000	538,007
6.800%, 05/12/28	1,125,000	1,135,338
5.125%, 06/16/25	350,000	340,778
4.542%, 08/01/26	425,000	401,639
4.389%, 01/08/26	650,000	617,696
4.375%, 08/06/23	625,000	624,266
4.134%, 08/04/25	400,000	381,519
4.063%, 11/01/24	2,000,000	1,940,717
3.810%, 01/09/24	700,000	690,947
3.375%, 11/13/25	450,000	420,740
General Motors
5.400%, 10/15/29	1,350,000	1,329,306
Lowe’s
5.750%, 07/01/53	1,205,000	1,224,778
Massachusetts Institute of Technology
3.959%, 07/01/38	2,527,000	2,304,259
Nordstrom
6.950%, 03/15/28	865,000	857,414
Starbucks
4.450%, 08/15/49	2,500,000	2,196,272
Whirlpool
2.400%, 05/15/31	2,500,000	2,031,704
YMCA of Greater New York
3.160%, 08/01/31	615,000	495,760
ZF North America Capital
7.125%, 04/14/30(B)	320,000	329,072

		20,802,849

CONSUMER STAPLES — 0.6%
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	1,510,000	1,554,671
Coca-Cola
1.650%, 06/01/30	150,000	124,583
1.450%, 06/01/27	25,000	22,343

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Mather Foundation
2.675%, 10/01/31	$2,500,000	$2,055,005
PepsiCo
3.900%, 07/18/32	3,000,000	2,879,683
2.875%, 10/15/49	3,340,000	2,466,489
RELX Capital
4.000%, 03/18/29	375,000	359,427
3.000%, 05/22/30	50,000	44,358
Sysco
2.400%, 02/15/30	2,500,000	2,126,806

		11,633,365

ENERGY — 2.9%
Apache
5.100%, 09/01/40	1,940,000	1,648,515
BP Capital Markets America
3.060%, 06/17/41	1,925,000	1,447,749
Cameron LNG
3.701%, 01/15/39(B)	1,520,000	1,256,434
ConocoPhillips
4.150%, 11/15/34	455,000	414,899
Devon Energy
7.875%, 09/30/31	830,000	939,777
Diamondback Energy
6.250%, 03/15/53	1,640,000	1,678,872
6.250%, 03/15/33	4,050,000	4,230,643
Energy Transfer
4.400%, 03/15/27	2,945,000	2,840,096
2.900%, 05/15/25	1,935,000	1,843,764
Exxon Mobil
2.610%, 10/15/30	575,000	501,833
Hess
7.875%, 10/01/29	290,000	322,449
7.300%, 08/15/31	510,000	561,515
Hydro-Quebec
8.050%, 07/07/24	2,500,000	2,549,704
Kinder Morgan
5.550%, 06/01/45	3,285,000	3,067,183
5.200%, 03/01/48	450,000	397,910
4.800%, 02/01/33	230,000	218,056
Kinder Morgan Energy Partners
6.500%, 09/01/39	50,000	51,056
5.500%, 03/01/44	370,000	338,904
MPLX
5.500%, 02/15/49	1,635,000	1,492,057
Occidental Petroleum
2.900%, 08/15/24	1,750,000	1,695,452
Petrobras Global Finance BV
7.250%, 03/17/44	500,000	500,153
6.900%, 03/19/49	100,000	94,268
6.750%, 06/03/50	1,450,000	1,323,906

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
5.500%, 06/10/51	$375,000	$297,110
Petroleos Mexicanos
7.690%, 01/23/50	6,800,000	4,732,277
6.700%, 02/16/32	2,819,000	2,172,046
6.625%, 06/15/35	1,200,000	855,093
6.375%, 01/23/45	655,000	414,243
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/24(B)	639,891	644,306
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/27(B)	1,208,970	1,249,773
Rio Oil Finance Trust Series 2018-1
8.200%, 04/06/28(B)	739,575	744,197
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,433,950	1,952,038
Topaz Solar Farms
5.750%, 09/30/39(B)	2,456,871	2,370,880
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,229,900
Transcanada Trust
5.875%, ICE LIBOR USD 3 MONTH + 4.640%, 08/15/76(A)	975,000	909,648
5.625%, ICE LIBOR USD 3 MONTH + 3.528%, 05/20/75(A)	275,000	261,053
5.600%, H15T5Y + 3.986%, 03/07/82(A)	375,000	315,895
5.500%, U.S. SOFR + 4.416%, 09/15/79(A)	1,575,000	1,339,546
5.300%, ICE LIBOR USD 3 MONTH + 3.208%, 03/15/77(A)	3,150,000	2,787,656
Ultrapar International
5.250%, 06/06/29(B)	229,000	212,397
5.250%, 10/06/26(B)	625,000	603,906
Williams
3.500%, 11/15/30	175,000	156,659

		52,663,818

FINANCIALS — 13.6%
ABN AMRO Bank
2.470%, H15T1Y + 1.100%, 12/13/29(A)(B)	2,500,000	2,118,140
Aflac
1.125%, 03/15/26	2,500,000	2,243,299
Allstate
5.250%, 03/30/33	1,550,000	1,537,534
American International Group
3.900%, 04/01/26	483,000	468,382

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Ares Capital
4.250%, 03/01/25	$1,370,000	$1,313,670
Aviation Capital Group
4.125%, 08/01/25(B)	496,000	470,993
Avolon Holdings Funding
4.375%, 05/01/26(B)	1,445,000	1,358,191
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A)(B)	2,500,000	2,141,400
Bank of America MTN
6.204%, U.S. SOFR + 1.990%, 11/10/28(A)	325,000	333,952
4.875%, 04/01/44	50,000	48,005
4.450%, 03/03/26	1,275,000	1,241,004
4.250%, 10/22/26	725,000	700,120
4.200%, 08/26/24	440,000	432,984
4.183%, 11/25/27	1,275,000	1,216,251
3.846%, H15T5Y + 2.000%, 03/08/37(A)	1,875,000	1,616,285
3.705%, TSFR3M + 1.774%, 04/24/28(A)	1,545,000	1,449,385
3.093%, TSFR3M + 1.352%, 10/01/25(A)	1,645,000	1,591,606
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	1,870,000	1,324,413
2.572%, U.S. SOFR + 1.210%, 10/20/32(A)	650,000	527,530
2.496%, TSFR3M + 1.252%, 02/13/31(A)	50,000	41,890
1.530%, U.S. SOFR + 0.650%, 12/06/25(A)	3,000,000	2,820,434
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/33(A)	650,000	673,158
Bank of Nova Scotia
0.650%, 07/31/24	1,000,000	950,963
Barclays
7.437%, H15T1Y + 3.500%, 11/02/33(A)	325,000	354,388
7.119%, U.S. SOFR + 3.570%, 06/27/34(A)	200,000	202,689
6.224%, U.S. SOFR + 2.980%, 05/09/34(A)	225,000	227,094
5.829%, U.S. SOFR + 2.210%, 05/09/27(A)	675,000	671,210
5.501%, H15T1Y + 2.650%, 08/09/28(A)	450,000	442,745
4.836%, 05/09/28	725,000	675,697
4.375%, 09/11/24	1,375,000	1,344,691
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	796,511
1.007%, H15T1Y + 0.800%, 12/10/24(A)	2,540,000	2,491,893

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
BB Blue Financing DAC
4.395%, 09/20/37	$2,500,000	$2,498,320
Belrose Funding Trust
2.330%, 08/15/30(B)	1,990,000	1,527,704
BGC Partners
8.000%, 05/25/28(B)	2,410,000	2,356,944
Blackstone Private Credit Fund
2.625%, 12/15/26	2,845,000	2,441,110
Blue Owl Capital
3.400%, 07/15/26	1,140,000	1,028,781
2.875%, 06/11/28	1,190,000	983,636
BNP Paribas
4.625%, 03/13/27(B)	1,275,000	1,226,287
4.375%, 09/28/25(B)	1,275,000	1,231,425
4.375%, 05/12/26(B)	250,000	240,670
4.250%, 10/15/24	2,150,000	2,105,336
1.675%, U.S. SOFR + 0.912%, 06/30/27(A)(B)	2,450,000	2,182,922
BPCE
2.045%, U.S. SOFR + 1.087%, 10/19/27(A)(B)	2,500,000	2,211,258
Brookfield Finance
4.850%, 03/29/29	1,435,000	1,382,386
Caisse d’Amortissement de la Dette Sociale
2.125%, 01/26/32(B)	2,500,000	2,113,903
1.000%, 10/21/30(B)	2,500,000	1,980,244
Cantor Fitzgerald
4.875%, 05/01/24(B)	215,000	211,054
Capital One Financial
6.377%, U.S. SOFR + 2.860%, 06/08/34(A)	1,340,000	1,352,785
6.312%, U.S. SOFR + 2.640%, 06/08/29(A)	350,000	351,322
5.268%, U.S. SOFR + 2.370%, 05/10/33(A)	1,770,000	1,686,076
4.927%, U.S. SOFR + 2.057%, 05/10/28(A)	675,000	648,661
4.200%, 10/29/25	1,050,000	1,010,885
3.750%, 04/24/24	275,000	270,354
2.636%, U.S. SOFR + 1.290%, 03/03/26(A)	50,000	47,015
CDP Financial MTN
1.000%, 05/26/26(B)	2,500,000	2,243,049
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	494,084
Charles Schwab
5.853%, U.S. SOFR + 2.500%, 05/19/34(A)	175,000	180,335
5.643%, U.S. SOFR + 2.210%, 05/19/29(A)	375,000	378,281

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Citigroup
8.125%, 07/15/39	$785,000	$996,123
6.625%, 06/15/32	525,000	554,453
6.023%, U.S. SOFR + 0.694%, 01/25/26(A)	2,261,000	2,256,033
4.650%, 07/23/48	495,000	446,450
4.600%, 03/09/26	40,000	39,029
4.450%, 09/29/27	1,920,000	1,846,835
4.412%, U.S. SOFR + 3.914%, 03/31/31(A)	600,000	563,937
3.785%, U.S. SOFR + 1.939%, 03/17/33(A)	750,000	662,749
3.700%, 01/12/26	55,000	52,872
3.400%, 05/01/26	330,000	313,862
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	1,590,000	1,345,051
2.014%, U.S. SOFR + 0.694%, 01/25/26(A)	2,500,000	2,358,740
1.281%, U.S. SOFR + 0.528%, 11/03/25(A)	2,500,000	2,353,774
0.776%, U.S. SOFR + 0.686%, 10/30/24(A)	2,500,000	2,466,102
Colombia Government International Bond
5.625%, 02/26/44	1,200,000	935,039
Community Preservation
2.867%, 02/01/30	2,400,000	2,007,996
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	1,822,552
Cooperatieve Rabobank UA
1.004%, H15T1Y + 0.730%, 09/24/26(A)(B)	444,000	399,851
Corebridge Financial
3.900%, 04/05/32	1,080,000	951,170
Council of Europe Development Bank
3.000%, 06/16/25	2,500,000	2,404,659
Deutsche Bank NY
1.686%, 03/19/26	2,500,000	2,270,255
Enel Finance International
5.000%, 06/15/32(B)	1,100,000	1,047,619
European Investment Bank
3.750%, 02/14/33	2,500,000	2,430,798
3.250%, 11/15/27	1,800,000	1,724,824
2.875%, 06/13/25(B)	2,500,000	2,403,688
2.125%, 04/13/26	1,000,000	936,367
0.875%, 05/17/30	3,500,000	2,822,611
0.625%, 10/21/27	5,000,000	4,289,788
Fairfax Financial Holdings
4.850%, 04/17/28	900,000	874,638
Ford Foundation
2.815%, 06/01/70	2,500,000	1,547,202

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Goldman Sachs Group
4.387%, U.S. SOFR + 1.510%, 06/15/27(A)	$2,500,000	$2,432,369
4.017%, TSFR3M + 1.635%, 10/31/38(A)	2,795,000	2,371,720
3.615%, U.S. SOFR + 1.846%, 03/15/28(A)	2,600,000	2,440,772
3.272%, TSFR3M + 1.463%, 09/29/25(A)	1,330,000	1,289,929
Golub Capital BDC
2.500%, 08/24/26	3,530,000	3,100,235
GPS Blue Financing DAC
5.645%, 11/09/41(B)	2,500,000	2,579,196
HSBC Holdings
8.113%, U.S. SOFR + 4.250%, 11/03/33(A)	1,000,000	1,108,667
6.800%, 06/01/38	250,000	261,308
6.500%, 09/15/37	1,525,000	1,610,034
6.500%, 05/02/36	510,000	529,661
6.254%, U.S. SOFR + 2.390%, 03/09/34(A)	650,000	669,904
4.950%, 03/31/30	725,000	709,802
4.762%, U.S. SOFR + 2.530%, 03/29/33(A)	1,275,000	1,161,977
4.375%, 11/23/26	420,000	399,792
4.300%, 03/08/26	2,900,000	2,813,718
2.357%, U.S. SOFR + 1.947%, 08/18/31(A)	700,000	562,191
0.976%, U.S. SOFR + 0.708%, 05/24/25(A)	850,000	812,532
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	3,765,000	3,445,987
Inter-American Development Bank MTN
5.563%, SOFRINDX + 0.280%, 04/12/27(A)	1,500,000	1,496,281
3.500%, 04/12/33	2,500,000	2,371,749
1.125%, 01/13/31	2,500,000	2,010,922
Intercontinental Exchange
2.650%, 09/15/40	2,245,000	1,584,695
International Bank for Reconstruction & Development
0.750%, 08/26/30	2,500,000	1,972,606
0.000%, 03/31/28(C)	1,000,000	978,083
0.000%, 03/31/27(C)	2,500,000	2,259,160
International Development Association
0.875%, 04/28/26(B)	1,000,000	900,014

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
International Finance MTN
5.350%, U.S. SOFR + 0.090%, 04/03/24(A)	$2,500,000	$2,499,818
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	2,500,000	2,256,983
Jackson National Life Global Funding
6.410%, U.S. SOFR + 1.150%, 06/28/24(A)(B)	8,360,000	8,366,413
JPMorgan Chase
8.750%, 09/01/30	945,000	1,139,394
7.625%, 10/15/26	75,000	80,139
5.717%, U.S. SOFR + 2.580%, 09/14/33(A)	725,000	736,159
4.493%, TSFR3M + 3.790%, 03/24/31(A)	850,000	813,864
4.250%, 10/01/27	324,000	313,832
4.032%, TSFR3M + 1.722%, 07/24/48(A)	830,000	689,530
3.897%, TSFR3M + 1.482%, 01/23/49(A)	270,000	219,370
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	2,075,000	1,523,829
2.956%, TSFR3M + 2.515%, 05/13/31(A)	3,325,000	2,856,576
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	613,292
0.768%, U.S. SOFR + 0.490%, 08/09/25(A)	2,500,000	2,366,397
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	2,500,000	2,169,703
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	1,948,808
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/33(A)	750,000	817,777
4.650%, 03/24/26	1,000,000	963,991
4.582%, 12/10/25	1,463,000	1,410,389
4.500%, 11/04/24	325,000	318,466
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/27(A)(B)	825,000	738,547
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	390,957
Mastercard
1.900%, 03/15/31	2,500,000	2,066,098
Mitsubishi UFJ Financial Group
1.538%, H15T1Y + 0.750%, 07/20/27(A)	2,105,000	1,874,438

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Morgan Stanley
4.431%, TSFR3M + 1.890%, 01/23/30(A)	$475,000	$453,394
3.950%, 04/23/27	2,205,000	2,098,160
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	940,000	710,268
3.125%, 07/27/26	250,000	234,732
0.864%, U.S. SOFR + 0.745%, 10/21/25(A)	3,000,000	2,814,679
National Bank of Canada MTN
0.550%, H15T1Y + 0.400%, 11/15/24(A)	2,500,000	2,459,084
NatWest Group
6.000%, 12/19/23	2,275,000	2,272,329
5.808%, H15T1Y + 1.950%, 09/13/29(A)	3,010,000	2,997,221
5.125%, 05/28/24	100,000	98,740
1.642%, H15T1Y + 0.900%, 06/14/27(A)	1,750,000	1,549,609
Nederlandse Waterschapsbank
1.000%, 05/28/30(B)	2,500,000	2,004,436
NongHyup Bank MTN
4.875%, 07/03/28(B)	2,465,000	2,436,369
OMERS Finance Trust
4.000%, 04/19/52(B)	2,500,000	2,019,024
OPEC Fund for International Development
4.500%, 01/26/26(B)	1,000,000	982,380
OWS Cre Funding I
10.105%, ICE LIBOR USD 1 MONTH + 4.900%, 09/01/23(A)(B)	3,283,126	3,200,641
PayPal Holdings
3.250%, 06/01/50	2,940,000	2,121,269
Principal Financial Group
5.500%, 03/15/53	1,370,000	1,298,983
Prudential Financial MTN
1.500%, 03/10/26	2,500,000	2,289,732
Santander Holdings USA
3.244%, 10/05/26	3,020,000	2,768,338
Shinhan Financial Group
5.000%, 07/24/28(B)	1,000,000	988,912
Truist Bank
2.636%, H15T5Y + 1.150%, 09/17/29(A)	2,735,000	2,535,597
UBS Group
5.959%, H15T1Y + 2.200%, 01/12/34(A)(B)	2,050,000	2,078,949
1.494%, H15T5Y + 0.850%, 08/10/27(A)(B)	495,000	433,954

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
UniCredit MTN
7.296%, USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/34(A)(B)	$2,000,000	$1,940,820
5.459%, H15T5Y + 4.750%, 06/30/35(A)(B)	925,000	807,336
Unum Group
6.750%, 12/15/28	465,000	483,440
US Bancorp
4.839%, U.S. SOFR + 1.600%, 02/01/34(A)	1,438,000	1,350,540
USAA Capital
2.125%, 05/01/30(B)	2,500,000	2,093,293
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/51(A)	2,075,000	1,935,644
4.897%, U.S. SOFR + 2.100%, 07/25/33(A)	600,000	575,114
4.300%, 07/22/27	1,225,000	1,179,186
4.100%, 06/03/26	425,000	407,997
3.350%, U.S. SOFR + 1.500%, 03/02/33(A)	525,000	449,460
3.068%, U.S. SOFR + 2.530%, 04/30/41(A)	680,000	499,952
2.572%, TSFR3M + 1.262%, 02/11/31(A)	50,000	42,234
2.188%, U.S. SOFR + 2.000%, 04/30/26(A)	670,000	630,063
2.164%, TSFR3M + 1.012%, 02/11/26(A)	1,010,000	954,541
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,500,000	2,373,924

		248,954,819

HEALTH CARE — 0.7%
Cigna Group
7.875%, 05/15/27	651,000	711,040
4.125%, 11/15/25	250,000	244,114
CVS Health
5.050%, 03/25/48	3,275,000	2,987,172
4.125%, 04/01/40	225,000	188,947
3.750%, 04/01/30	175,000	159,960
1.875%, 02/28/31	5,530,000	4,395,038
Elanco Animal Health
6.650%, 08/28/28	1,110,000	1,095,315
GE HealthCare Technologies
5.905%, 11/22/32(B)	1,000,000	1,039,310
Royalty Pharma
1.750%, 09/02/27	1,135,000	986,601
Zoetis
4.500%, 11/13/25	600,000	590,208

		12,397,705

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — 0.9%
AerCap Ireland Capital DAC
3.300%, 01/30/32	$1,655,000	$1,357,951
3.000%, 10/29/28	225,000	196,308
BNSF Railway 2007-1 Pass Through Trust
5.996%, 04/01/24	5,576	5,562
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	5,271	5,370
Burlington Northern Santa Fe
3.750%, 04/01/24	1,025,000	1,012,106
Cemex
9.125%, H15T5Y + 4.907%(A)(B)(D)	2,500,000	2,605,155
5.200%, 09/17/30(B)	1,925,000	1,819,193
CRH America
3.875%, 05/18/25(B)	700,000	677,792
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,279,552
Mileage Plus Holdings
6.500%, 06/20/27(B)	4,396,000	4,395,756
Nature Conservancy
3.957%, 03/01/52	2,485,000	2,061,038
Norfolk Southern
2.300%, 05/15/31	2,500,000	2,072,446
Union Pacific
3.500%, 02/14/53	1,010,000	775,857
Union Pacific Railroad 2005 Pass Through Trust
5.082%, 01/02/29	43,775	43,114
Union Pacific Railroad 2007-3 Pass Through Trust
6.176%, 01/02/31	17,735	18,268

		18,325,468

INFORMATION TECHNOLOGY — 0.8%
Apple
3.000%, 06/20/27	2,500,000	2,368,120
Broadcom
4.150%, 11/15/30	435,000	399,921
4.110%, 09/15/28	525,000	497,370
Dell International
6.020%, 06/15/26	144,000	145,987
3.375%, 12/15/41(B)	3,300,000	2,345,716
Intel
4.150%, 08/05/32(E)	2,500,000	2,369,849
Microchip Technology
0.983%, 09/01/24	975,000	925,392

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Oracle
3.900%, 05/15/35	$2,445,000	$2,108,085
3.600%, 04/01/40	495,000	381,246
VMware
4.650%, 05/15/27	1,920,000	1,871,347
1.400%, 08/15/26	525,000	465,140
0.600%, 08/15/23	400,000	399,215

		14,277,388

MATERIALS — 0.5%
Air Products and Chemicals
4.800%, 03/03/33	2,500,000	2,516,800
Dow Chemical
9.400%, 05/15/39	166,000	224,708
7.375%, 11/01/29	430,000	476,927
5.550%, 11/30/48	35,000	34,070
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	2,500,000	2,401,614
Inversiones CMPC
6.125%, 06/23/33(B)	1,060,000	1,075,984
LG Chemical
4.375%, 07/14/25(B)	1,150,000	1,118,380
LYB International Finance III
3.375%, 10/01/40	1,255,000	927,801
2.250%, 10/01/30	100,000	81,799

		8,858,083

REAL ESTATE — 0.8%
American Tower
2.950%, 01/15/51‡	1,500,000	937,404
Boston Properties
6.500%, 01/15/34‡	475,000	480,792
3.250%, 01/30/31‡	1,450,000	1,195,188
3.125%, 09/01/23‡	910,000	907,557
Corporate Office Properties
2.750%, 04/15/31‡	1,040,000	800,148
Equinix
2.500%, 05/15/31‡	4,293,000	3,501,081
ERP Operating
4.150%, 12/01/28‡	3,672,000	3,504,202
Host Hotels & Resorts
2.900%, 12/15/31‡	1,581,000	1,252,523
Spirit Realty
3.400%, 01/15/30‡	1,570,000	1,349,819

		13,928,714

UTILITIES — 3.4%
Alabama Power
3.700%, 12/01/47	1,845,000	1,425,896
Avangrid
3.800%, 06/01/29	2,500,000	2,288,412

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
3.150%, 12/01/24	$2,545,000	$2,450,457
Berkshire Hathaway Energy
6.125%, 04/01/36	74,000	77,794
CenterPoint Energy Houston Electric
3.350%, 04/01/51	2,600,000	1,925,149
CenterPoint Energy Resources
1.750%, 10/01/30	1,320,000	1,057,100
Commonwealth Edison
4.000%, 03/01/48	570,000	473,059
Consolidated Edison of New York
4.450%, 03/15/44	965,000	837,405
Continental Wind
6.000%, 02/28/33(B)	1,376,819	1,389,703
Dominion Energy
5.750%, ICE LIBOR USD 3 MONTH + 3.057%, 10/01/54(A)	1,875,000	1,806,530
Duke Energy Florida
3.850%, 11/15/42	520,000	418,892
Electricite de France
6.250%, 05/23/33(B)	200,000	205,947
3.625%, 10/13/25(B)	1,000,000	968,101
Enel Finance International
6.000%, 10/07/39(B)	850,000	837,255
Georgia Power
5.125%, 05/15/52	2,500,000	2,402,701
3.250%, 03/15/51	368,000	259,332
MidAmerican Energy
5.800%, 10/15/36	420,000	435,847
3.950%, 08/01/47	2,500,000	2,010,343
2.700%, 08/01/52	2,588,000	1,613,835
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	2,500,000	2,302,143
NextEra Energy Capital Holdings
6.051%, 03/01/25	975,000	982,071
4.625%, 07/15/27	100,000	98,236
4.255%, 09/01/24	500,000	492,508
Niagara Mohawk Power
1.960%, 06/27/30(B)	2,500,000	2,003,537
NRG Energy
7.000%, 03/15/33(B)	2,035,000	2,030,299
NSTAR Electric
3.100%, 06/01/51	175,000	120,634
Pacific Gas and Electric
6.700%, 04/01/53	2,925,000	2,918,137
4.950%, 07/01/50	1,980,000	1,583,444

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
PacifiCorp
6.350%, 07/15/38	$720,000	$725,830
2.900%, 06/15/52	3,564,000	2,172,036
PECO Energy
4.150%, 10/01/44	1,015,000	851,829
3.000%, 09/15/49	1,005,000	687,836
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,263,673
4.650%, 03/15/33	2,595,000	2,537,657
3.100%, 03/15/32	2,500,000	2,183,037
San Diego Gas & Electric
2.950%, 08/15/51	2,500,000	1,686,281
Solar Star Funding
3.950%, 06/30/35(B)	961,010	856,195
Southern
5.113%, 08/01/27	1,025,000	1,015,362
4.850%, 06/15/28	500,000	493,751
4.475%, 08/01/24	700,000	689,572
4.000%, H15T5Y + 3.733%, 01/15/51(A)	1,550,000	1,449,635
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,250,787
Southern California Edison
3.650%, 06/01/51	3,000,000	2,190,194
3.450%, 02/01/52	2,530,000	1,785,141
2.750%, 02/01/32	2,500,000	2,085,233
Southern Power
0.900%, 01/15/26	1,160,000	1,043,800
Union Electric
3.900%, 04/01/52	2,195,000	1,781,277
Virginia Electric and Power
4.650%, 08/15/43	775,000	687,452

		62,851,345

Total Corporate Obligations (Cost $558,977,285)		525,003,501

U.S. TREASURY OBLIGATIONS — 25.5%
U.S. Treasury Bonds
3.875%, 05/15/43	2,000,000	1,908,750
3.625%, 02/15/53	2,735,000	2,548,002
3.375%, 08/15/42	8,500,000	7,561,016
3.000%, 02/15/49	615,000	505,717
3.000%, 08/15/52	58,807,000	48,593,878
2.875%, 05/15/52	5,620,000	4,525,637
2.500%, 02/15/45	15,310,000	11,578,786
2.500%, 02/15/46	1,775,000	1,331,458
2.500%, 05/15/46	1,735,000	1,300,369
2.375%, 02/15/42	870,000	663,647
2.375%, 11/15/49	395,000	286,591

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
2.250%, 08/15/46	$1,805,000	$1,283,947
2.250%, 02/15/52	5,235,000	3,672,475
2.000%, 11/15/41	1,305,000	936,439
2.000%, 02/15/50	4,745,000	3,158,947
2.000%, 08/15/51	6,755,000	4,466,216
1.875%, 02/15/41	935,000	665,128
1.875%, 02/15/51	325,000	208,724
1.875%, 11/15/51	3,200,000	2,047,375
1.625%, 11/15/50	4,615,000	2,779,997
1.375%, 11/15/40	2,815,000	1,842,176
1.250%, 05/15/50	625,000	340,723
1.125%, 05/15/40	605,000	383,891
1.125%, 08/15/40	1,255,000	789,081
U.S. Treasury Notes
5.551%, US Treasury 3 Month Bill Money Market Yield + 0.200%, 01/31/25(A)	156,490,000	156,817,870
5.378%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/24(A)	7,800,000	7,802,516
4.750%, 07/31/25	2,770,000	2,763,941
4.625%, 06/30/25	7,315,000	7,274,425
4.500%, 07/15/26	3,160,000	3,159,259
4.250%, 05/31/25	7,335,000	7,242,739
4.125%, 11/15/32	30,110,000	30,458,147
4.000%, 02/29/28	3,130,000	3,101,879
4.000%, 06/30/28	3,353,000	3,325,517
4.000%, 10/31/29	1,827,000	1,813,583
4.000%, 02/28/30	1,520,000	1,510,381
4.000%, 07/31/30	4,427,000	4,406,975
3.750%, 05/31/30	3,410,000	3,341,800
3.750%, 06/30/30	14,098,000	13,820,446
3.625%, 03/31/28	7,545,000	7,358,733
3.625%, 03/31/30	8,000,000	7,780,000
3.500%, 01/31/28	13,100,000	12,706,488
3.500%, 01/31/30	9,735,000	9,396,937
3.500%, 02/15/33	5,825,000	5,613,844
3.375%, 05/15/33	8,125,000	7,750,488
2.875%, 05/15/32	12,395,000	11,385,970
2.750%, 05/31/29	3,860,000	3,581,205
2.750%, 08/15/32	1,621,000	1,471,627
2.375%, 03/31/29	4,610,000	4,197,441
2.375%, 05/15/29	918,000	834,914
1.875%, 02/15/32	1,270,000	1,078,557
1.750%, 11/15/29	420,000	367,024
1.625%, 05/15/31	1,110,000	937,039
1.500%, 02/15/30	265,000	226,026
1.375%, 12/31/28	6,335,000	5,489,179
1.375%, 11/15/31	12,840,000	10,505,728
1.250%, 08/15/31	10,810,000	8,805,083
1.125%, 02/29/28	4,795,000	4,179,704
1.125%, 08/31/28	505,000	434,951
1.125%, 02/15/31	2,385,000	1,950,576
0.875%, 11/15/30	1,180,000	950,591
0.750%, 01/31/28	1,450,000	1,244,225
0.625%, 12/31/27	7,560,000	6,465,572

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.625%, 05/15/30	$595,000	$474,768

Total U.S. Treasury Obligations (Cost $487,933,122)		465,405,118

ASSET-BACKED SECURITIES — 5.2%
Automotive — 2.7%
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl D
4.850%, 06/13/28 (B)	2,555,000	2,447,026
CAL Receivables 2022-1, Ser 2022-1, Cl B
9.418%, SOFR30A + 4.350%, 10/15/26 (A)(B)	2,520,000	2,473,364
Credit Acceptance Auto Loan Trust 2020-3, Ser 2020-3A, Cl C
2.280%, 02/15/30 (B)	1,200,000	1,166,089
Drive Auto Receivables Trust 2019-3, Ser 2019-3, Cl D
3.180%, 10/15/26	55,876	55,628
Drive Auto Receivables Trust 2020-2, Ser 2020-2, Cl D
3.050%, 05/15/28	2,200,000	2,160,039
Exeter Automobile Receivables Trust 2023-2, Ser 2023-2A, Cl D
6.320%, 08/15/29	2,140,000	2,109,138
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl D
1.550%, 06/15/27	5,200,000	4,778,362
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	3,200,000	3,053,967
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	3,000,000	2,989,058
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,945,000	3,994,168
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	2,110,000	2,044,055
Ford Credit Auto Owner Trust 2021-REV1, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,750,000	1,534,376
GLS Auto Receivables Issuer Trust 2021-4, Ser 2021-4A, Cl D
2.480%, 10/15/27 (B)	3,500,000	3,224,685

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GLS Auto Receivables Issuer Trust 2023-1, Ser 2023-1A, Cl D
7.010%, 01/16/29 (B)	$1,415,000	$1,425,186
GLS Auto Receivables Issuer Trust 2023-2, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	1,100,000	1,084,170
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (B)	2,500,000	2,467,120
Octane Receivables Trust 2023-1, Ser 2023-1A, Cl C
6.370%, 09/20/29 (B)	895,000	879,624
Octane Receivables Trust 2023-2, Ser 2023-2A, Cl C
6.240%, 06/20/31 (B)	3,580,000	3,525,791
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl C
6.690%, 03/17/31	3,340,000	3,396,166
Tesla Auto Lease Trust, Ser 2021-A, Cl B
1.020%, 03/20/25 (B)	1,000,000	983,870
Westlake Automobile Receivables Trust 2022-1, Ser 2022-1A, Cl D
3.490%, 03/15/27 (B)	345,000	328,834
Westlake Automobile Receivables Trust 2023-1, Ser 2023-1A, Cl D
6.790%, 11/15/28 (B)	1,925,000	1,921,740
Westlake Automobile Receivables Trust 2023-2, Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	2,340,000	2,337,739

		50,380,195

Other Asset-Backed Securities — 2.5%
AEP Texas Central Transition Funding III, Ser 2012-1, Cl A3
2.845%, 03/01/26	46,028	44,831
DRIVEN BRANDS FUNDING, Ser 2019-1A, Cl A2
4.641%, 04/20/49 (B)	3,495,300	3,281,709
GoodLeap Sustainable Home Solutions Trust 2021-5, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	2,384,661	1,672,881
GoodLeap Sustainable Home Solutions Trust 2023-1, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	1,744,238	1,651,848
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (B)	1,250,000	1,060,127

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GoodLeap Sustainable Home Solutions Trust, Ser 2022-4CS, Cl B
5.550%, 11/20/54 (B)	$1,118,000	$959,411
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	2,000,000	1,976,876
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,255,451	996,600
Navient Student Loan Trust 2016-1, Ser 2016-1A, Cl A
5.884%, SOFR30A + 0.814%, 02/25/70 (A)(B)	377,809	371,977
Navient Student Loan Trust 2016-5, Ser 2016-5A, Cl A
6.434%, SOFR30A + 1.364%, 06/25/65 (A)(B)	483,732	481,627
Navient Student Loan Trust 2016-6, Ser 2016-6A, Cl A3
6.484%, SOFR30A + 1.414%, 03/25/66 (A)(B)	108,636	108,168
Navient Student Loan Trust 2018-2, Ser 2018-2A, Cl A3
5.934%, SOFR30A + 0.864%, 03/25/67 (A)(B)	5,219,935	5,097,443
Navient Student Loan Trust 2021-1, Ser 2021-1A, Cl A1B
5.784%, SOFR30A + 0.714%, 12/26/69 (A)(B)	4,758,005	4,626,445
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C
7.361%, TSFR3M + 2.050%, 04/14/35 (A)(B)	6,000,000	5,831,442
OneMain Financial Issuance Trust 2023-1, Ser 2023-1A, Cl A
5.500%, 06/14/38 (B)	2,050,000	2,038,708
SBAP 2004-20K 1
4.880%, 11/01/24	1,044	1,026
SBAP 2006-20B 1
5.350%, 02/01/26	1,314	1,288
SBAP 2006-20C 1
5.570%, 03/01/26	1,182	1,160
SBAP 2007-20C 1
5.230%, 03/01/27	1,194	1,170
SLM Student Loan Trust 2004-3, Ser 2014-3A, Cl A6B
5.866%, SOFR90A + 0.812%, 10/25/64 (A)(B)	2,897,462	2,842,016
SLM Student Loan Trust 2009-3, Ser 2009-3, Cl A
5.934%, SOFR30A + 0.864%, 01/25/45 (A)(B)	1,845,057	1,767,022

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SMB Private Education Loan Trust 2017-B, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	$79,449	$75,659
SMB Private Education Loan Trust 2018-A, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	835,518	798,804
SMB Private Education Loan Trust 2023-B, Ser 2023-B, Cl A1A
4.990%, 10/16/56 (B)	1,753,567	1,707,610
SOUND POINT CLO XXII, Ser 2021-1A, Cl CR
7.838%, TSFR3M + 2.512%, 01/20/32 (A)(B)	3,480,000	3,404,446
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	985,151	952,619
United States Small Business Administration
5.090%, 10/01/25	5,973	5,813
United States Small Business Administration, Ser 2003-20J, Cl 1
4.920%, 10/01/23	303	302
United States Small Business Administration, Ser 2003-20K, Cl 1
4.980%, 11/01/23	1,372	1,364
United States Small Business Administration, Ser 2004-20L, Cl 1
4.870%, 12/01/24	1,091	1,078
United States Small Business Administration, Ser 2005-20A, Cl 1
4.860%, 01/01/25	406	399
United States Small Business Administration, Ser 2005-20E, Cl 1
4.840%, 05/01/25	373	365
United States Small Business Administration, Ser 2005-20G, Cl 1
4.750%, 07/01/25	1,905	1,866
United States Small Business Administration, Ser 2005-20H, Cl 1
5.110%, 08/01/25	4,670	4,601
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	588	573

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	$1,718	$1,693
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	1,359	1,340
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	4,076	3,969
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	1,469	1,435
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	3,010	2,987
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	577,791	522,193
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,337,886	1,030,422
Wellfleet CLO X, Ser 2021-XA, Cl BR
7.788%, TSFR3M + 2.462%, 07/20/32 (A)(B)	2,000,000	1,954,036

		45,287,349

Total Asset-Backed Securities (Cost $97,531,833)		95,667,544

MUNICIPAL BONDS — 2.5%
Alaska — 0.2%
City of Port Lions Alaska
7.500%, 10/01/52	3,025,000	3,130,985

California — 1.1%
California Health Facilities Financing Authority
3.034%, 06/01/34	1,865,000	1,554,919
2.984%, 06/01/33	3,090,000	2,612,013
City & County of San Francisco California Community Facilities District No. 2014-1
6.332%, 09/01/51	1,250,000	1,271,520
3.482%, 09/01/50	2,500,000	1,746,890
City of Los Angeles California, Ser A
5.000%, 09/01/42	2,500,000	2,375,960

MUNICIPAL BONDS — continued

	Face Amount	Value
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	$2,250,000	$2,022,341
3.158%, 05/15/29	1,000,000	908,868
City of San Francisco California Public Utilities Commission Water Revenue, Ser E
2.825%, 11/01/41	1,000,000	766,493
Los Angeles Unified School District, Ser RY
6.758%, 07/01/34	100,000	111,849
Regents of the University of California Medical Center Pooled Revenue
4.563%, 05/15/53	600,000	546,824
State of California
7.625%, 03/01/40	40,000	49,511
7.550%, 04/01/39	100,000	124,362
7.500%, 04/01/34	675,000	810,282
7.300%, 10/01/39	625,000	745,760
Tuolumne Wind Project Authority
6.918%, 01/01/34	1,100,000	1,196,574

		16,844,166

Connecticut — 0.1%
Connecticut Green Bank
2.900%, 11/15/35	2,500,000	2,028,865
Hartford County Metropolitan District Clean Water Project Revenue, Ser S
2.952%, 11/01/42	270,000	198,835

		2,227,700

District of Columbia — 0.1%
District of Columbia
2.932%, 04/01/33	1,590,000	1,318,770

Florida — 0.1%
Florida Development Finance, RB
7.250%, 07/01/57 (A)(B)	2,500,000	2,551,179

Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	990,831	943,069

Illinois — 0.1%
State of Illinois
5.100%, 06/01/33	1,850,000	1,809,723

Massachusetts — 0.0%
Massachusetts Housing Finance Agency, Ser 226-SOCIAL
5.562%, 12/01/52	500,000	496,966

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	500,000	521,349

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
New Hampshire — 0.0%
New Hampshire Business Finance Authority
5.500%, 07/01/33 (A)(B)	$850,000	$850,000

New Jersey — 0.2%
New Jersey Economic Development Authority
4.934%, 03/01/25	750,000	741,256
New Jersey Housing & Mortgage Finance Agency, Ser C
3.100%, 11/01/40	3,100,000	2,317,657
New Jersey Turnpike Authority
7.414%, 01/01/40	275,000	339,136
7.102%, 01/01/41	925,000	1,111,865

		4,509,914

New York — 0.2%
Metropolitan Transportation Authority, Ser C2
5.175%, 11/15/49	1,250,000	1,145,019
New York State Energy Research & Development Authority, Ser A
4.871%, 04/01/37	2,820,000	2,504,092

		3,649,111

Ohio — 0.1%
American Municipal Power, Sub-Ser
6.449%, 02/15/44	1,740,000	1,923,733

Pennsylvania — 0.1%
Redevelopment Authority of the City of Philadelphia, Ser A
3.172%, 09/01/41	2,000,000	1,476,645

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	295,000	292,611

Wisconsin — 0.1%
County of Fond Du Lac Wisconsin
5.569%, 11/01/51 (B)	2,350,000	2,176,919

Total Municipal Bonds (Cost $46,007,004)		44,722,840

PREFERRED STOCK — 0.2%

	Shares	Value

PREFERRED STOCK — 0.2%
Citigroup Capital XIII, 12.001%, TSFR3M + 6.632%, 10/30/40 (A)	108,715	3,151,648

Total Preferred Stock (Cost $2,861,568)		3,151,648

BANK LOAN OBLIGATION — 0.1%

	Face Amount	Value

ECOLOGICAL SERVICES & EQUIPMENT — 0.1%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, CME Term SOFR + 2.500%, 05/21/29 (A)	$2,487,437	$2,462,563

Total Bank Loan Obligation (Cost $2,481,394)		2,462,563

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
United States International Development Finance
1.790%, 10/15/29	374,735	335,153

Total U.S. Government Agency Obligation (Cost $352,048)		335,153

SHORT-TERM INVESTMENT — 0.1%

	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 5.190% (F)	943,470	943,470

Total Short-Term Investments (Cost $943,470)		943,470

Total Investments in Securities— 97.7% (Cost $1,897,552,373)		$1,784,880,522

Percentages are based on Nest Assets of $1,827,657,717.

A list of the open futures contracts held by the Fund at July 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
U.S. 5-Year Treasury Note	1,000	Sept-2023	$274,413,003	$271,323,594	$(3,089,409)
U.S. 10-Year Ultra Treasury Note	1,000	Sept-2023	44,650,569	43,752,156	(898,413)

			319,063,572	315,075,750	(3,987,822)

Catholic Responsible Investments	Bond Fund July 31, 2023 (Unaudited)

‡	Real Estate Investment Trust.

(A)

Variable or floating rate security . The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2023 was $273,016,043 and represented 14.9% of Net Assets.

(C)	Zero coupon security.
(D)	Perpetual security with no stated maturity date.
(E)	This security or a partial position of this security is on loan at July 31, 2023. The total market value of securities on loan at July 31, 2023 was $919,960.
(F)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2023, was $943,470.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treas Yield Curve Rate T Note Const Mat 1 Yr

H15T5Y — US Treas Yield Curve Rate T Note Const Mat 5 Yr

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PJSC — Public Joint Stock Company

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Structured Financing Rate 1 Month Average

TSFR3M — Term Structured Financing Rate 3 Month Average

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0400

Catholic Responsible Investments	Opportunistic Bond Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 28.6%

	Face Amount	Value
U.S. Treasury Bonds
3.000%, 08/15/52	$3,340,000	$2,759,936
U.S. Treasury Notes
5.551%, US Treasury 3 Month Bill Money Market Yield + 0.200%, 01/31/25(A)	49,480,000	49,583,668
5.388%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/24(A)	20,100,000	20,106,483
5.276%, US Treasury 3 Month Bill Money Market Yield + - 0.075%, 04/30/24(A)	22,640,000	22,634,155
4.750%, 07/31/25	3,500,000	3,491,934
4.500%, 07/15/26	864,000	863,595
4.125%, 06/15/26	500,000	494,570
4.125%, 11/15/32	7,880,000	7,971,112
4.000%, 02/29/28	3,170,000	3,139,662
4.000%, 06/30/28	6,128,000	6,074,859
3.875%, 11/30/27	1,880,000	1,849,964
3.625%, 03/31/28	1,770,000	1,725,197
3.500%, 01/31/28	4,385,000	4,250,709
3.500%, 04/30/28	6,560,000	6,358,587
3.500%, 04/30/30	4,195,000	4,047,520
3.125%, 08/31/27	5,380,000	5,141,262
2.750%, 07/31/27	7,585,000	7,147,974
2.625%, 05/31/27	4,250,000	3,991,680

Total U.S. Treasury Obligations (Cost $152,795,360)		151,632,867

CORPORATE OBLIGATIONS — 24.9%

CONSUMER DISCRETIONARY — 0.5%
General Motors
5.400%, 10/15/29	1,175,000	1,156,989
Marriott International
4.650%, 12/01/28	1,500,000	1,454,846

		2,611,835

CONSUMER STAPLES — 0.4%
CVS Pass-Through Trust
6.036%, 12/10/28	1,459,010	1,467,840
Delta Air Lines
4.750%, 10/20/28(B)	500,000	483,709

		1,951,549

ENERGY — 1.2%
Devon Energy
7.875%, 09/30/31	340,000	384,969
Diamondback Energy
6.250%, 03/15/33	1,690,000	1,765,380

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Equities
5.700%, 04/01/28	$500,000	$500,216
Hess
7.875%, 10/01/29	120,000	133,427
7.300%, 08/15/31	210,000	231,212
Hydro-Quebec
8.050%, 07/07/24	500,000	509,941
MidAmerican Energy
3.100%, 05/01/27	1,292,000	1,206,404
Ovintiv
5.650%, 05/15/28	1,000,000	991,025
Phillips 66
4.950%, 12/01/27	445,000	442,409

		6,164,983

FINANCIALS — 18.0%
ABN AMRO Bank
2.470%, H15T1Y + 1.100%, 12/13/29(A)(B)	1,000,000	847,256
Aflac
1.125%, 03/15/26	1,500,000	1,345,979
Athene Global Funding
1.450%, 01/08/26(B)	2,560,000	2,269,764
Bank of America MTN
3.559%, TSFR3M + 1.322%, 04/23/27(A)	1,750,000	1,660,643
1.530%, U.S. SOFR + 0.650%, 12/06/25(A)	1,000,000	940,145
Bank of Nova Scotia
0.650%, 07/31/24	1,000,000	950,963
Barclays
1.007%, H15T1Y + 0.800%, 12/10/24(A)	1,370,000	1,343,982
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,458,156
BGC Partners
8.000%, 05/25/28(B)	910,000	889,661
Blackstone Private Credit Fund
2.625%, 12/15/26	2,625,000	2,251,686
2.350%, 11/22/24	3,000,000	2,832,553
Blue Owl Capital
3.750%, 07/22/25	2,075,000	1,936,985
BPCE
2.045%, U.S. SOFR + 1.087%, 10/19/27(A)(B)	1,000,000	884,503
Caisse d’Amortissement de la Dette Sociale
3.000%, 05/17/25(B)	1,000,000	961,827
0.375%, 05/27/24(B)	1,000,000	957,410
Cantor Fitzgerald
4.875%, 05/01/24(B)	1,140,000	1,119,075

Catholic Responsible Investments	Opportunistic Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Capital One Financial
4.166%, U.S. SOFR + 1.370%, 05/09/25(A)	$2,805,000	$2,744,237
CDP Financial MTN
1.000%, 05/26/26(B)	1,000,000	897,220
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	494,084
Citigroup
6.023%, U.S. SOFR + 0.694%, 01/25/26(A)	1,000,000	997,803
2.014%, U.S. SOFR + 0.694%, 01/25/26(A)	1,284,000	1,211,449
1.281%, U.S. SOFR + 0.528%, 11/03/25(A)	1,000,000	941,510
0.776%, U.S. SOFR + 0.686%, 10/30/24(A)	1,000,000	986,441
Conservation Fund A Nonprofit
3.474%, 12/15/29	1,000,000	861,320
Council of Europe Development Bank
3.000%, 06/16/25	1,000,000	961,863
Deutsche Bank NY
1.686%, 03/19/26	1,000,000	908,102
European Investment Bank
3.250%, 11/15/27	700,000	670,765
2.875%, 06/13/25(B)	2,000,000	1,922,951
2.375%, 05/24/27	1,253,000	1,162,455
2.125%, 04/13/26	500,000	468,184
0.625%, 10/21/27	2,000,000	1,715,915
Fifth Third Bancorp
6.339%, U.S. SOFR + 2.340%, 07/27/29(A)	245,000	249,305
Glencore Funding
5.400%, 05/08/28(B)	890,000	885,575
Goldman Sachs Group
4.387%, U.S. SOFR + 1.510%, 06/15/27(A)	1,000,000	972,947
0.855%, U.S. SOFR + 0.609%, 02/12/26(A)	1,100,000	1,019,668
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,413,988
HSBC Holdings
4.292%, TSFR3M + 1.609%, 09/12/26(A)	1,750,000	1,690,829
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,000,000	915,269
Inter-American Development Bank
5.563%, SOFRINDX + 0.280%, 04/12/27(A)	1,000,000	997,521

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Inter-American Investment
4.125%, 02/15/28	$2,500,000	$2,454,074
International Bank for Reconstruction & Development MTN
5.608%, SOFRINDX + 0.390%, 06/17/24(A)	1,000,000	1,002,379
0.000%, 03/31/28(C)	1,000,000	978,083
0.000%, 03/31/27(C)	2,500,000	2,259,160
International Development Association
0.875%, 04/28/26(B)	1,000,000	900,014
International Finance MTN
5.350%, U.S. SOFR + 0.090%, 04/03/24(A)	2,000,000	1,999,854
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	902,793
Jackson National Life Global Funding
6.410%, U.S. SOFR + 1.150%, 06/28/24(A)(B)	3,390,000	3,392,600
JPMorgan Chase
0.768%, U.S. SOFR + 0.490%, 08/09/25(A)	1,000,000	946,559
0.563%, U.S. SOFR + 0.420%, 02/16/25(A)	1,168,000	1,134,111
KeyBank
4.700%, 01/26/26	700,000	667,636
4.150%, 08/08/25	1,250,000	1,192,061
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	867,881
Liberty Mutual Insurance
7.875%, 10/15/26(B)	1,250,000	1,265,852
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	1,000,000	779,523
Morgan Stanley MTN
1.512%, U.S. SOFR + 0.858%, 07/20/27(A)	2,750,000	2,442,577
0.864%, U.S. SOFR + 0.745%, 10/21/25(A)	1,000,000	938,226
National Bank of Canada MTN
0.550%, H15T1Y + 0.400%, 11/15/24(A)	2,000,000	1,967,267
Nederlandse Waterschapsbank
1.000%, 05/28/30(B)	1,000,000	801,774
NongHyup Bank MTN
4.875%, 07/03/28(B)	1,410,000	1,393,623
OPEC Fund for International Development
4.500%, 01/26/26(B)	1,000,000	982,380

Catholic Responsible Investments	Opportunistic Bond Fund July 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
OWS Cre Funding I
10.333%, ICE LIBOR USD 1 MONTH + 4.900%, 09/01/23(A)(B)	$1,219,447	$1,188,810
Principal Life Global Funding II MTN
5.500%, 06/28/28(B)	1,595,000	1,579,978
Prudential Financial MTN
5.700%, ICE LIBOR USD 3 Month + 2.665%, 09/15/48(A)	2,115,000	2,032,374
1.500%, 03/10/26	1,000,000	915,893
Prudential Insurance of America
8.300%, 07/01/25(B)	800,000	826,765
Royal Bank of Canada MTN
5.200%, 08/01/28	885,000	882,618
Santander UK Group Holdings
1.532%, H15T1Y + 1.250%, 08/21/26(A)	2,580,000	2,320,093
Societe Generale
5.000%, 01/17/24(B)	1,500,000	1,488,729
Synchrony Financial
4.875%, 06/13/25	1,200,000	1,159,487
Toronto-Dominion Bank MTN
5.710%, U.S. SOFR + 0.450%, 09/28/23(A)	2,000,000	2,000,045
Truist Bank
2.636%, H15T5Y + 1.150%, 09/17/29(A)	2,000,000	1,854,356
WLB Asset II D Pte
6.500%, 12/21/26(B)	1,000,000	949,570

		95,207,134

INDUSTRIALS — 1.3%
AerCap Ireland Capital DAC
1.650%, 10/29/24	2,500,000	2,360,764
Mileage Plus Holdings
6.500%, 06/20/27(B)	2,696,000	2,695,848
Nature Conservancy
1.304%, 07/01/28	460,000	371,452
Spirit Airlines Pass Through Trust
3.650%, 02/15/30	943,008	802,996
Weir Group
2.200%, 05/13/26(B)	1,000,000	899,810

		7,130,870

INFORMATION TECHNOLOGY — 0.8%
Apple
3.000%, 06/20/27	1,665,000	1,577,168

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Dell International
3.375%, 12/15/41(B)	$1,370,000	$973,828
Intel
4.875%, 02/10/28	890,000	886,532
4.150%, 08/05/32	1,000,000	947,939

		4,385,467

MATERIALS — 0.3%
Air Products and Chemicals
4.800%, 03/03/33	500,000	503,360
LG Chemical
4.375%, 07/14/25(B)	570,000	554,327
3.250%, 10/15/24(B)	700,000	678,057

		1,735,744

REAL ESTATE — 0.2%
ERP Operating
4.150%, 12/01/28‡	1,000,000	954,303

UTILITIES — 2.2%
Avangrid
3.800%, 06/01/29	2,000,000	1,830,729
3.150%, 12/01/24	1,000,000	962,852
Electricite de France
5.700%, 05/23/28(B)	1,800,000	1,811,562
3.625%, 10/13/25(B)	500,000	484,051
Enel Finance International
6.800%, 10/14/25(B)	2,200,000	2,246,554
Oncor Electric Delivery
0.550%, 10/01/25	1,000,000	906,711
Solar Star Funding
3.950%, 06/30/35(B)	694,884	619,095
Southern California Edison
5.300%, 03/01/28	1,000,000	1,005,718
Southern Power
4.150%, 12/01/25	1,000,000	976,831
0.900%, 01/15/26	1,000,000	899,828

		11,743,931

Total Corporate Obligations (Cost $135,550,486)		131,885,816

MORTGAGE-BACKED SECURITIES — 24.4%
Agency Mortgage-Backed Obligation — 13.3%
FHLMC
5.500%, 11/01/52	8,242,094	8,205,064
4.500%, 10/01/52	1,938,261	1,855,637
4.500%, 09/01/52	2,762,037	2,644,368
4.000%, 07/01/52	4,146,497	3,872,273
FNMA
5.500%, 12/01/52	426,171	423,732
5.000%, 11/01/52	9,045,194	8,840,446

Catholic Responsible Investments	Opportunistic Bond Fund July 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.500%, 09/01/52	$3,946,524	$3,778,393
4.000%, 10/01/52	481,296	449,316
4.000%, 07/01/52	935,338	873,480
4.000%, 06/01/52	11,754,891	10,977,504
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.646%, 08/25/48 (A)(B)	1,500,000	1,422,901
FREMF Mortgage Trust, Ser 2016-K58, Cl C
3.738%, 09/25/49 (A)(B)	1,080,000	1,007,759
FREMF Mortgage Trust, Ser 2017-K65, Cl C
4.078%, 07/25/50 (A)(B)	1,600,000	1,488,605
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.673%, 11/25/49 (A)(B)	1,111,948	1,072,146
FREMF Mortgage Trust, Ser 2018-K80, Cl C
4.232%, 08/25/50 (A)(B)	270,000	249,542
FREMF Mortgage Trust, Ser 2019-K91, Cl C
4.257%, 04/25/51 (A)(B)	770,000	703,144
FREMF Mortgage Trust, Ser 2019-K93, Cl C
4.119%, 05/25/52 (A)(B)	505,000	458,053
GNMA
5.500%, 06/20/53	1,616,393	1,606,705
5.500%, 05/20/53	2,498,862	2,483,886
5.500%, 04/20/53	3,640,589	3,618,770
5.500%, 02/20/53	2,017,973	2,005,879
5.000%, 06/20/53	2,764,603	2,710,239
5.000%, 03/20/53	4,311,592	4,226,808
5.000%, 02/20/53	4,441,151	4,353,819

		69,328,469

Non-Agency Mortgage-Backed Obligation — 11.1%
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
6.141%, TSFR1M + 0.919%, 03/15/37 (A)(B)	2,000,000	1,821,683
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
6.540%, TSFR1M + 1.318%, 03/15/37 (A)(B)	1,900,000	1,398,995
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.436%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,250,000	1,195,187
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.712%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,451,126
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,200,000	2,081,808
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	530,000	430,840

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	$1,000,000	$735,318
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	3,005,000	2,700,027
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (B)	1,014,675	978,787
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl AS
4.026%, 05/10/47	2,365,000	2,298,380
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl C
4.780%, 05/10/47 (A)	3,400,000	2,976,326
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,285,468
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/46	1,500,000	1,269,850
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (B)	600,000	563,890
COMM Mortgage Trust, Ser 2020-CBM, Cl D
3.633%, 02/10/37 (A)(B)	275,000	251,514
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	386,000	317,525
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	393,208
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,000,000	865,839
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.717%, TSFR1M + 1.494%, 07/15/38 (A)(B)	432,371	423,702
FIVE Mortgage Trust, Ser 2023- V1, Cl C
6.405%, 02/10/56 (A)	1,440,000	1,314,255
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl BK44
1.720%, 09/27/51 (A)(B)	1,570,000	1,412,278
GS Mortgage Securities Corporation Trust, Ser 2021-IP, Cl A
6.287%, TSFR1M + 1.064%, 10/15/36 (A)(B)	2,000,000	1,890,293
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (B)	1,750,000	1,261,615
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSA
4.904%, 03/10/33 (A)(B)	148,000	138,321

Catholic Responsible Investments	Opportunistic Bond Fund July 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSB
4.904%, 03/10/33 (A)(B)	$294,000	$258,746
GS Mortgage Securities Trust, Ser 2014-GC22, Cl B
4.391%, 06/10/47 (A)	2,300,000	1,864,419
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,500,000	1,351,005
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
2.943%, 12/10/41 (A)(B)	1,500,000	1,078,235
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl AS
4.043%, 07/15/47	1,170,000	1,131,188
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl B
3.986%, 10/15/48	2,925,000	2,718,012
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,500,000	2,051,963
Life Mortgage Trust, Ser 2021- BMR, Cl C
6.437%, TSFR1M + 1.214%, 03/15/38 (A)(B)	737,228	715,972
LUXE Trust, Ser 2021-TRIP, Cl E
8.095%, TSFR1M + 2.864%, 10/15/38 (A)(B)	1,500,000	1,444,549
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
6.137%, TSFR1M + 0.915%, 04/15/38 (A)(B)	2,500,000	2,463,992
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	1,000,000	814,220
One Market Plaza Trust, Ser 2017-1MKT, Cl A
3.614%, 02/10/32 (B)	2,372,000	2,190,463
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	250,000	220,313
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (B)	500,000	421,875
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/32 (B)	1,000,000	806,250
SFAVE Commercial Mortgage Securities Trust, Ser 2015- 5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	530,000	368,947

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
SPGN Mortgage Trust, Ser 2022- TFLM, Cl D
8.722%, TSFR1M + 3.500%, 02/15/39 (A)(B)	$530,000	$488,771
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
6.526%, TSFR1M + 1.304%, 11/15/36 (A)(B)	715,000	693,055
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.574%, TSFR1M + 2.352%, 11/15/36 (A)(B)	450,000	427,453
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (B)	660,000	509,296
Wells Fargo Commercial Mortgage Trust, Ser 2017-RB1, Cl D
3.401%, 03/15/50 (B)	1,500,000	670,178
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl D
2.500%, 04/15/55 (B)	2,000,000	931,433
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl B
4.414%, 08/15/46 (A)	1,000,000	830,299
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/47 (A)	2,093,258	1,947,714
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/47 (A)	2,500,000	2,245,359
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl D
4.586%, 03/15/47 (A)(B)	900,000	711,346

		59,811,288

Total Mortgage-Backed Securities (Cost $135,499,806)		129,139,757

ASSET-BACKED SECURITIES — 17.5%
Automotive — 13.0%
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl D
1.340%, 11/15/27 (B)	2,200,000	2,071,568
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl D
1.820%, 02/14/28 (B)	500,000	471,589
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl D
4.850%, 06/13/28 (B)	3,400,000	3,256,057

Catholic Responsible Investments	Opportunistic Bond Fund July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl D
5.830%, 10/13/28 (B)	$2,895,000	$2,821,491
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (B)	2,345,000	2,315,135
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	340,346	314,067
CPS Auto Receivables Trust, Ser 2021-D, Cl D
2.310%, 12/15/27 (B)	1,000,000	927,852
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (B)	500,000	495,894
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (B)	1,800,000	1,783,033
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (B)	1,955,000	1,925,189
Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.450%, 01/16/29	1,520,000	1,432,371
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/29	2,845,000	2,646,018
Exeter Automobile Receivables Trust 2023-2, Ser 2023-2A, Cl D
6.320%, 08/15/29	3,142,000	3,095,847
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl E
4.680%, 05/15/26 (B)	2,000,000	1,977,680
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/27 (B)	575,000	553,811
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl E
3.440%, 08/17/26 (B)	2,120,000	2,039,324
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/27	1,350,000	1,254,959
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	500,000	477,117
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	2,070,000	2,062,132
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	505,000	495,140

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	$3,430,000	$3,472,107
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	3,950,000	4,079,078
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	1,680,000	1,672,700
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (B)	1,000,000	925,842
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	740,000	716,705
GLS Auto Receivables Issuer Trust 2023-2, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	430,000	423,686
GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl D
7.480%, 04/15/27 (B)	2,000,000	2,013,278
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/27 (B)	1,340,000	1,269,089
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (B)	2,000,000	1,884,448
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (B)	1,700,000	1,583,581
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl D
3.970%, 01/18/28 (B)	4,080,000	3,860,459
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (B)	1,000,000	986,692
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (B)	500,000	495,441
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/25 (B)	1,500,000	1,409,303
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/27	2,000,000	1,939,219
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.130%, 11/16/26	800,000	765,996
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/29	2,500,000	2,429,325

Catholic Responsible Investments	Opportunistic Bond Fund July 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl C
6.690%, 03/17/31	$930,000	$945,418
Tesla Auto Lease Trust 2023-A, Ser 2023-A, Cl A2
5.860%, 08/20/25 (B)	1,000,000	999,338
Tesla Auto Lease Trust 2023-A, Ser 2023-A, Cl A3
5.890%, 06/22/26 (B)	1,000,000	998,604
Tesla Auto Lease Trust, Ser 2021-A, Cl A3
0.560%, 03/20/25 (B)	213,549	212,695
Tesla Auto Lease Trust, Ser 2021-A, Cl B
1.020%, 03/20/25 (B)	750,000	737,903
Westlake Automobile Receivables Trust 2021-1, Ser 2021-1A, Cl E
2.330%, 08/17/26 (B)	1,716,000	1,599,324
Westlake Automobile Receivables Trust, Ser 2022- 2A, Cl D
5.480%, 09/15/27 (B)	1,255,000	1,222,562

		69,059,067

Other Asset-Backed Securities — 4.5%
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (B)	1,466,250	1,252,922
Citigroup Commercial Mortgage Trust 2013-GC17, Ser GC17, Cl C
5.085%, 11/10/46 (A)	1,095,000	1,021,383
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	1,417,000	1,232,346
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	559,103	428,559
FREMF 2017-K70 Mortgage Trust, Ser K70, Cl C
3.809%, 12/25/49 (A)(B)	1,800,000	1,646,113
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (B)	500,000	424,051
GoodLeap Sustainable Home Solutions Trust, Ser 2022-4CS, Cl B
5.550%, 11/20/54 (B)	500,000	429,075
Guggenheim MM CLO, Ser 2021-3A, Cl A
7.145%, TSFR3M + 1.812%, 01/21/34 (A)(B)	2,000,000	1,941,216
Hardee’s Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	1,347,500	1,070,439

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.711%, 03/25/36 (A)	$40,889	$1,573
Jersey Mike’s Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (B)	1,637,625	1,504,837
ME Funding, Ser 2019-1, Cl A2
6.448%, 07/30/49 (B)	1,471,625	1,433,898
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,255,451	996,600
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (B)	1,000,000	900,030
Octane Receivables Trust 2023- 2, Ser 2023-2A, Cl D
7.380%, 06/20/31 (B)	1,720,000	1,690,750
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (B)	366,154	352,579
Oportun Issuance Trust, Ser 2022-3, Cl A
7.451%, 01/08/30 (B)	911,926	912,848
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	952,960	787,187
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (B)	1,732,500	1,573,820
Shops at Crystals Trust 2016- CSTL, Ser CSTL, Cl A
3.126%, 07/05/36 (B)	1,018,000	916,090
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50(B)	985,151	952,619
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	288,895	261,097
Westgate Resorts 2023-1, Ser 2023-1A, Cl C
7.490%, 12/20/37 (B)	2,007,436	1,969,986

		23,700,018

Total Asset-Backed Securities (Cost $95,070,788)		92,759,085

MUNICIPAL BONDS — 1.6%
Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	500,000	512,049

California — 0.4%
California Community Choice Financing Authority, RB
5.950%, 08/01/29	825,000	836,595

Catholic Responsible Investments	Opportunistic Bond Fund July 31, 2023 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	$1,000,000	$898,818

		1,735,413

Florida — 0.2%
Florida Development Finance, RB
7.250%, 07/01/57 (A)(B)	1,000,000	1,020,472

Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	990,831	943,069

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	479,216
Village of Deerfield Illinois, Ser B
4.000%, 12/01/28	1,250,000	1,212,690

		1,691,906

Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	234,358	23

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	250,000	260,674

New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB
5.500%, 07/01/33 (A)(B)	850,000	850,000

New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
4.621%, 04/01/27	820,000	796,010
4.480%, 04/01/25	500,000	488,749

		1,284,759

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	250,000	247,975

Total Municipal Bonds (Cost $8,853,954)		8,546,340

BANK LOAN OBLIGATION — 0.5%

	Face Amount	Value

ECOLOGICAL SERVICES & EQUIPMENT — 0.5%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, CME Term SOFR + 2.500%, 05/21/29 (A)	$2,487,437	$2,462,563

Total Bank Loan Obligation (Cost $2,481,394)		2,462,563

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
United States International Development Finance
1.790%, 10/15/29	299,788	268,123

Total U.S. Government Agency Obligation (Cost $281,638)		268,123

Total Investments in Securities — 97.6% (Cost $530,533,426)		$516,694,551

Percentages are based on Nest Assets of $529,589,997.

A list of the open futures contracts held by the Fund at July 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
U.S. 5-Year Treasury Note	1,000	Sept-2023	$89,199,845	$88,447,219	$(752,626)
U.S. 10-Year Treasury Note	1,000	Sept-2023	5,572,152	5,498,266	(73,886)

			94,771,997	93,945,485	(826,512)

‡	Real Estate Investment Trust.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2023 was $148,407,013 and represented 28.0% of Net Assets.

(C)	Zero coupon security.

Catholic Responsible Investments	Opportunistic Bond Fund July 31, 2023 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Secured Overnight Financing Rate 1 Month

USD — U.S. Dollar

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0400

Catholic Responsible Investments	Equity Index Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.7%

	Shares	Value

COMMUNICATION SERVICES — 9.0%
Activision Blizzard	62,515	$5,798,892
Alphabet, Cl A *	520,018	69,016,789
Alphabet, Cl C *	447,949	59,626,491
AT&T	660,121	9,584,957
Charter Communications, Cl A * .	9,079	3,678,720
Comcast, Cl A	363,505	16,452,236
Electronic Arts	22,765	3,104,008
Fox	23,486	785,607
Fox	11,942	375,098
Interpublic Group of	33,779	1,156,255
Match Group *	24,304	1,130,379
Meta Platforms, Cl A *	193,303	61,586,336
Netflix *	38,845	17,051,790
News	10,237	205,866
News	33,332	660,640
Omnicom Group	17,390	1,471,542
Paramount Global, Cl B (A)	44,280	709,808
Take-Two Interactive Software *	13,855	2,118,984
T-Mobile US *	67,426	9,289,280
Verizon Communications	575,995	19,629,909
Walt Disney *	159,695	14,195,289
Warner Bros Discovery *	193,727	2,532,012

		300,160,888

CONSUMER DISCRETIONARY — 10.4%
Advance Auto Parts	5,189	386,010
Amazon.com *	780,656	104,358,094
Aptiv *	23,637	2,588,015
AutoZone *	1,608	3,990,606
Bath & Body Works	20,027	742,201
Best Buy	16,995	1,411,435
Booking Holdings *	3,227	9,586,772
BorgWarner	20,442	950,553
CarMax *	13,861	1,145,057
Carnival *	87,722	1,652,682
Chipotle Mexican Grill, Cl A *	2,411	4,731,057
Darden Restaurants	10,567	1,784,978
Domino’s Pizza	3,088	1,225,133
DR Horton	27,121	3,444,909
eBay	46,775	2,081,955
Etsy *	10,807	1,098,532
Expedia Group *	12,461	1,526,846
Ford Motor	343,417	4,536,539
Garmin	13,372	1,415,961
General Motors	121,516	4,662,569

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Genuine Parts	12,279	$1,912,086
Hasbro	11,385	735,016
Hilton Worldwide Holdings	23,124	3,595,551
Home Depot	88,523	29,552,518
Lennar, Cl A	22,175	2,812,455
LKQ	22,220	1,217,434
Lowe’s	52,111	12,208,044
Marriott International, Cl A	22,532	4,547,183
McDonald’s	66,077	19,373,776
Mohawk Industries *	4,619	491,184
NIKE, Cl B	107,663	11,884,919
Norwegian Cruise Line Holdings *	37,071	818,157
NVR *	267	1,683,819
O’Reilly Automotive *	5,320	4,925,203
Pool	3,412	1,312,733
PulteGroup	19,461	1,642,314
Ralph Lauren, Cl A	3,591	471,606
Ross Stores	29,889	3,426,475
Starbucks	100,225	10,179,853
Tapestry	20,210	872,061
Tesla *	235,415	62,957,033
TJX	100,598	8,704,745
Tractor Supply	9,574	2,144,480
Ulta Beauty *	4,377	1,946,890
VF	28,870	571,915
Whirlpool	4,785	690,284
Yum! Brands	24,475	3,369,473

		347,367,111

CONSUMER STAPLES — 7.2%
Archer-Daniels-Midland	50,549	4,294,643
Brown-Forman, Cl B	15,973	1,127,694
Bunge	13,200	1,434,444
Campbell Soup	17,487	801,254
Clorox	10,803	1,636,438
Coca-Cola	476,528	29,511,379
Colgate-Palmolive	72,460	5,525,800
Conagra Brands	41,710	1,368,505
Constellation Brands, Cl A	14,090	3,843,752
Costco Wholesale	45,474	25,495,908
Dollar General	19,146	3,232,993
Dollar Tree *	18,169	2,804,022
Estee Lauder, Cl A	20,261	3,646,980
General Mills	51,360	3,838,646
Hershey	12,870	2,976,960

Catholic Responsible Investments	Equity Index Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — continued
Hormel Foods	25,317	$1,034,959
J M Smucker	9,318	1,403,757
Kellogg	22,494	1,504,624
Keurig Dr Pepper	94,700	3,220,747
Kimberly-Clark	29,481	3,805,997
Kraft Heinz	110,856	4,010,770
Kroger	57,042	2,774,523
Lamb Weston Holdings	12,732	1,319,417
McCormick	21,961	1,965,070
Molson Coors Beverage, Cl B	16,428	1,146,182
Mondelez International, Cl A	129,828	9,624,150
Monster Beverage *	66,808	3,840,792
PepsiCo	160,267	30,043,652
Procter & Gamble	244,295	38,183,308
Sysco	44,318	3,381,907
Target	40,332	5,504,108
Tyson Foods, Cl A	42,177	2,350,102
Walgreens Boots Alliance	62,537	1,874,234
Walmart	208,889	33,392,995

		241,920,712

ENERGY — 4.5%
APA	26,952	1,091,287
Baker Hughes, Cl A	88,431	3,164,946
Chevron	169,874	27,801,579
ConocoPhillips	105,738	12,447,477
Coterra Energy	66,139	1,821,468
Devon Energy	56,080	3,028,320
Diamondback Energy	15,824	2,331,192
EOG Resources	51,106	6,773,078
Equities	31,600	1,332,888
Exxon Mobil	409,430	43,907,273
Halliburton	78,813	3,080,012
Hess	24,148	3,663,976
Kinder Morgan	172,314	3,051,681
Marathon Oil	53,941	1,417,030
Marathon Petroleum	37,075	4,931,717
Occidental Petroleum	62,787	3,963,743
ONEOK	39,096	2,620,996
Phillips 66	40,146	4,478,286
Pioneer Natural Resources	20,424	4,609,084
Schlumberger	124,542	7,265,780
Targa Resources	19,800	1,623,402
Valero Energy	31,590	4,072,267
Williams	106,447	3,667,099

		152,144,581

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 12.7%
Aflac	48,044	$3,475,503
Allstate	22,969	2,588,147
American Express	51,957	8,774,498
American International Group	63,226	3,811,263
Ameriprise Financial	9,103	3,171,940
Aon, Cl A	17,848	5,684,588
Arch Capital Group *	32,500	2,524,925
Arthur J Gallagher	18,717	4,020,411
Assurant	4,645	624,799
Bank of America	605,869	19,387,808
Bank of New York Mellon	62,795	2,848,381
Berkshire Hathaway, Cl B *	157,083	55,286,933
BlackRock, Cl A	13,087	9,669,330
Brown & Brown	20,600	1,451,270
Capital One Financial	33,363	3,904,138
Cboe Global Markets	9,225	1,288,548
Charles Schwab	129,849	8,583,019
Chubb	36,192	7,398,007
Cincinnati Financial	13,765	1,480,839
Citigroup	170,081	8,106,060
Citizens Financial Group	42,249	1,362,953
CME Group, Cl A	31,433	6,253,910
Comerica	11,457	618,220
Discover Financial Services	22,190	2,342,155
Everest Group	3,747	1,350,831
Eversource Energy	44,069	3,187,511
FactSet Research Systems	3,348	1,456,514
Fidelity National Information Services	51,727	3,123,276
Fifth Third Bancorp	59,526	1,732,207
Fiserv *	53,942	6,808,020
FleetCor Technologies *	6,452	1,605,967
Franklin Resources	24,960	729,830
Global Payments	22,861	2,520,425
Globe Life	7,765	871,000
Goldman Sachs Group	29,050	10,338,024
Hartford Financial Services Group	27,149	1,951,470
Huntington Bancshares	126,151	1,544,088
Intercontinental Exchange	48,923	5,616,360
Invesco	39,986	671,765
Jack Henry & Associates	6,368	1,067,086
JPMorgan Chase	255,356	40,336,034
KeyCorp	81,767	1,006,552
Lincoln National	13,453	377,222
Loews	16,543	1,036,419

Catholic Responsible Investments	Equity Index Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
M&T Bank	14,494	$2,027,131
MarketAxess Holdings	3,292	886,272
Marsh & McLennan	43,230	8,145,397
Mastercard, Cl A	73,118	28,828,965
MetLife	56,229	3,540,740
Moody’s	13,790	4,864,422
Morgan Stanley	113,815	10,420,901
MSCI, Cl A	6,996	3,834,368
Nasdaq	29,617	1,495,362
Northern Trust	18,236	1,461,068
PayPal Holdings *	97,499	7,392,374
PNC Financial Services Group	34,875	4,774,039
Principal Financial Group	19,739	1,576,554
Progressive	51,151	6,444,003
Prudential Financial	31,882	3,076,294
Raymond James Financial	16,666	1,834,427
Regions Financial	81,980	1,669,933
S&P Global	28,661	11,307,051
State Street	29,176	2,113,509
Synchrony Financial	37,461	1,293,903
T Rowe Price Group	19,624	2,418,854
Travelers	20,183	3,483,788
Truist Financial	116,434	3,867,937
US Bancorp	121,938	4,838,500
Visa, Cl A	141,404	33,615,973
W R Berkley	17,545	1,082,351
Wells Fargo	327,835	15,132,864
Willis Towers Watson	9,299	1,965,158
Zions Bancorp (A)	12,909	493,769

		425,874,153

HEALTH CARE — 11.0%
Align Technology *	6,982	2,638,428
AmerisourceBergen, Cl A	45,696	8,540,582
Baxter International	79,200	3,582,216
Boston Scientific *	293,645	15,225,493
Cardinal Health	52,979	4,845,989
Cigna Group	59,788	17,643,439
CVS Health	262,499	19,606,050
DaVita *	18,274	1,863,765
DENTSPLY SIRONA	22,840	948,317
Dexcom *	33,873	4,219,221
Edwards Lifesciences *	116,334	9,547,531
Elevance Health	47,456	22,381,673
GE HealthCare Technologies	34,200	2,667,600
Gilead Sciences	355,900	27,098,226

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Henry Schein *	41,750	$3,289,483
Hologic *	78,951	6,270,289
Humana	26,379	12,050,719
IDEXX Laboratories *	10,817	6,000,514
Incyte *	175,258	11,167,440
Insulet *	12,067	3,339,542
Intuitive Surgical *	38,718	12,560,119
IQVIA Holdings *	87,179	19,507,173
Laboratory Corp of America Holdings	28,202	6,033,254
McKesson	34,260	13,786,224
Medtronic	246,190	21,605,634
Mettler-Toledo International *	11,425	14,366,595
Molina Healthcare *	16,179	4,926,344
Quest Diagnostics	32,757	4,429,074
ResMed	29,209	6,494,621
STERIS	21,567	4,864,437
Stryker	61,342	17,384,936
Teleflex	13,355	3,354,375
Waters *	40,287	11,127,672
West Pharmaceutical Services	31,788	11,699,256
Zimmer Biomet Holdings	50,054	6,914,960
Zoetis, Cl A	145,319	27,333,051

		369,314,242

INDUSTRIALS — 7.8%
3M	121,964	13,598,986
A O Smith	10,856	788,471
Alaska Air Group *	11,223	545,775
Allegion	7,685	898,069
American Airlines Group *	57,076	956,023
AMETEK	29,149	4,623,031
Automatic Data Processing	38,435	9,503,438
Axon Enterprise *	6,133	1,140,309
Broadridge Financial Solutions	10,309	1,731,087
Carrier Global	88,986	5,299,116
Caterpillar	51,572	13,675,347
Ceridian HCM Holding *	13,570	960,892
CH Robinson Worldwide	10,172	1,019,031
Cintas	7,554	3,792,410
Copart *	37,496	3,314,272
CSX	177,682	5,920,364
Cummins	18,766	4,894,173
Deere	35,223	15,131,801
Delta Air Lines	56,194	2,599,534
Dover	12,221	1,783,899

Catholic Responsible Investments	Equity Index Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Eaton	49,807	$10,226,373
Emerson Electric	82,383	7,525,687
Equifax	10,717	2,187,125
Expeditors International of Washington	13,351	1,699,582
Fastenal	67,629	3,963,736
FedEx	20,207	5,454,880
Fortive	35,450	2,777,508
Generac Holdings *	5,435	835,360
General Electric	95,156	10,870,621
Howmet Aerospace	32,109	1,642,054
IDEX	6,604	1,491,249
Illinois Tool Works	34,568	9,102,446
Ingersoll Rand	35,343	2,306,838
JB Hunt Transport Services	7,246	1,477,749
Johnson Controls International	69,524	4,835,394
Masco	19,691	1,194,850
Nordson	4,703	1,183,322
Norfolk Southern	19,892	4,646,572
Old Dominion Freight Line	7,857	3,295,933
Otis Worldwide	55,600	5,057,376
PACCAR	59,000	5,081,670
Parker-Hannifin	12,132	4,974,241
Paychex	28,036	3,517,677
Paycom Software	4,248	1,566,493
Pentair	14,388	999,966
Quanta Services	12,686	2,557,751
Republic Services, Cl A	17,964	2,714,540
Robert Half	9,419	698,419
Rockwell Automation	10,038	3,375,679
Rollins	20,270	827,624
Snap-on	4,625	1,260,035
Southwest Airlines	51,971	1,775,329
Stanley Black & Decker	13,347	1,324,957
Trane Technologies	22,548	4,496,973
TransDigm Group	6,638	5,972,341
Union Pacific	57,476	13,335,582
United Airlines Holdings *	28,638	1,555,330
United Parcel Service, Cl B	67,879	12,702,197
United Rentals	6,006	2,790,868
Verisk Analytics, Cl A	12,652	2,896,549
Waste Management	38,767	6,349,647
Westinghouse Air Brake Technologies	17,440	2,065,594
WW Grainger	3,902	2,881,588

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Xylem	20,908	$2,357,377

		262,029,110

INFORMATION TECHNOLOGY — 29.0%
Accenture, Cl A	55,185	17,457,775
Adobe *	40,082	21,891,586
Advanced Micro Devices *	140,717	16,098,025
Akamai Technologies *	13,292	1,256,094
Amphenol, Cl A	52,064	4,597,772
Analog Devices	52,638	10,502,860
ANSYS *	7,573	2,590,723
Apple	1,316,366	258,600,101
Applied Materials	73,848	11,194,618
Arista Networks *	21,820	3,384,064
Autodesk *	18,713	3,966,969
Broadcom	36,765	33,038,867
Cadence Design Systems *	23,828	5,575,990
CDW	11,778	2,203,311
Cisco Systems	357,950	18,627,718
Cognizant Technology Solutions, Cl A	44,301	2,925,195
DXC Technology *	19,928	551,009
Enphase Energy *	11,975	1,818,164
EPAM Systems *	5,060	1,198,259
F5 *	5,284	836,140
Fair Isaac *	2,184	1,830,127
First Solar *	8,681	1,800,439
Fortinet *	56,915	4,423,434
Gartner *	6,907	2,442,246
Gen Digital	49,748	967,599
Hewlett Packard Enterprise	113,219	1,967,746
HP	75,723	2,485,986
Intel	410,266	14,675,215
International Business Machines	79,347	11,440,250
Intuit	24,515	12,544,326
Juniper Networks	28,099	781,152
Keysight Technologies *	15,566	2,507,371
KLA	11,989	6,161,747
Lam Research	11,739	8,434,354
Microchip Technology	47,828	4,492,962
Micron Technology	95,646	6,828,168
Microsoft	697,757	234,390,531
Monolithic Power Systems	3,937	2,202,712
Motorola Solutions	14,656	4,200,849
NetApp	18,715	1,459,957
NVIDIA	216,108	100,985,107

Catholic Responsible Investments	Equity Index Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
NXP Semiconductors	22,697	$5,060,977
ON Semiconductor *	37,700	4,062,175
Oracle	134,472	15,764,153
Palo Alto Networks *	26,443	6,609,692
PTC *	9,308	1,357,200
Qorvo *	8,729	960,365
QUALCOMM	108,286	14,312,161
Roper Technologies	9,314	4,592,268
Salesforce *	85,549	19,249,380
Seagate Technology Holdings	16,813	1,067,626
ServiceNow *	17,803	10,379,149
Skyworks Solutions	13,907	1,590,544
SolarEdge Technologies *	4,924	1,188,949
Synopsys *	13,309	6,013,006
TE Connectivity	27,536	3,951,141
Teledyne Technologies *	4,111	1,580,803
Teradyne	13,548	1,530,111
Texas Instruments	104,699	18,845,820
Trimble *	21,600	1,162,080
Tyler Technologies *	3,664	1,453,252
VeriSign *	7,914	1,669,458
Western Digital *	27,947	1,189,424
Zebra Technologies, Cl A *	4,494	1,383,972

		970,311,224

MATERIALS — 2.8%
Air Products and Chemicals	19,738	6,026,604
Albemarle	10,253	2,176,507
Amcor	128,535	1,318,769
Avery Dennison	7,054	1,298,007
Ball	27,468	1,612,097
Celanese, Cl A	8,746	1,096,661
CF Industries Holdings	17,004	1,395,688
Corteva	78,439	4,426,313
Dow	86,128	4,863,648
DuPont de Nemours	40,065	3,110,246
Eastman Chemical	10,437	893,198
Ecolab	24,337	4,457,078
FMC	10,926	1,051,409
Freeport-McMoRan	125,251	5,592,457
International Flavors & Fragrances	22,244	1,882,065
International Paper	46,330	1,670,660
Linde	53,184	20,777,393
LyondellBasell Industries, Cl A	36,762	3,634,291
Martin Marietta Materials	5,415	2,417,581

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Mosaic	29,066	$1,184,730
Newmont	69,415	2,979,292
Nucor	21,952	3,777,720
Packaging Corp of America	7,859	1,205,178
PPG Industries	20,571	2,960,167
Sealed Air	12,578	573,808
Sherwin-Williams	21,571	5,964,381
Steel Dynamics	14,032	1,495,531
Vulcan Materials	11,627	2,563,753
Westrock	22,341	743,732

		93,148,964

REAL ESTATE — 2.7%
Alexandria Real Estate Equities ‡	13,758	1,729,105
American Tower ‡	53,709	10,221,360
AvalonBay Communities ‡	12,408	2,340,769
Boston Properties ‡	12,472	831,009
Camden Property Trust ‡	9,329	1,017,701
CBRE Group, Cl A *	27,168	2,263,366
CoStar Group *	35,700	2,997,729
Crown Castle International ‡	37,895	4,103,650
Digital Realty Trust ‡	25,459	3,172,701
Equinix ‡	8,172	6,618,666
Equity Residential ‡	29,782	1,963,825
Essex Property Trust ‡	5,608	1,365,828
Extra Space Storage ‡	18,601	2,596,142
Federal Realty Investment Trust ‡	6,378	647,495
Host Hotels & Resorts ‡	62,191	1,144,314
Invitation Homes ‡	50,800	1,803,400
Iron Mountain ‡	25,460	1,563,244
Kimco Realty ‡	54,155	1,097,180
Mid-America Apartment Communities ‡	10,194	1,525,634
Prologis ‡	80,695	10,066,701
Public Storage ‡	13,827	3,895,757
Realty Income ‡	263,430	16,061,327
Regency Centers ‡	13,487	883,803
SBA Communications, Cl A ‡	9,467	2,072,800
Simon Property Group ‡	28,573	3,560,196
UDR ‡	27,083	1,107,153
Welltower ‡	43,412	3,566,296
Weyerhaeuser ‡	63,969	2,178,784

		92,395,935

UTILITIES — 2.6%
Alliant Energy	22,000	1,182,280

Catholic Responsible Investments	Equity Index Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UTILITIES — continued
American Water Works	17,008	$2,507,489
Atmos Energy	12,626	1,536,710
CenterPoint Energy	55,186	1,660,547
CMS Energy	25,437	1,553,438
Consolidated Edison	60,985	5,785,037
Constellation Energy	28,304	2,735,614
Dominion Energy	128,527	6,882,621
Edison International	33,487	2,409,725
Entergy	20,415	2,096,621
Exelon	163,213	6,832,096
FirstEnergy	47,557	1,873,270
NextEra Energy	279,228	20,467,412
NRG Energy	20,078	762,763
PG&E *	141,300	2,488,293
Pinnacle West Capital	9,904	820,249
Public Service Enterprise Group	82,146	5,185,056
Sempra	46,807	6,975,179
Southern	170,743	12,351,549

		86,105,949

Total Common Stock (Cost $1,929,957,530)		3,340,772,869

RIGHTS — 0.0%

	Number Of Rights	Value

Abiomed * (B)(C)	5,594	—

Total Rights (Cost $–)		—

SHORT-TERM INVESTMENT — 0.0%

	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 5.190% (D)	682,693	682,693

Total Short-Term Investments (Cost $682,693)		682,693

Total Investments in Securities — 99.7% (Cost $1,930,640,223)		$3,341,455,562

Percentages are based on Nest Assets of $3,350,631,115.

A list of the open futures contracts held by the Fund at July 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long
Contracts
S&P
500
Index
E-MINI.	50	Sept-2023	$8,013,556	$8,075,375	$61,819

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at July 31, 2023. The total market value of securities on loan at July 31, 2023 was $669,191.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2023, was $682,693.

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0400

Catholic Responsible Investments	Small-Cap Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%

	Shares	Value

COMMUNICATION SERVICES — 2.9%
AMC Networks, Cl A *	13,946	$175,999
ATN International	5,796	210,627
Cargurus, Cl A *	43,689	989,993
Cars.com *	31,428	716,873
Cinemark Holdings *	54,580	910,940
Cogent Communications Holdings	21,542	1,319,232
Consolidated Communications Holdings *	40,638	145,484
DISH Network, Cl A *	122,651	972,622
EW Scripps, Cl A *	28,712	283,100
Gogo *	32,984	497,069
John Wiley & Sons, Cl A	20,917	715,989
Lumen Technologies	454,410	813,394
Madison Square Garden Sports .	8,790	1,870,072
Marcus	12,068	188,261
QuinStreet *	25,740	228,571
Scholastic	14,154	611,311
Shenandoah Telecommunications	25,856	482,732
Shutterstock	11,987	616,731
TechTarget *	12,648	410,807
Telephone and Data Systems	50,086	401,690
Thryv Holdings *	15,306	362,752
Yelp, Cl A *	34,023	1,532,736

		14,456,985

CONSUMER DISCRETIONARY — 13.4%
Aaron’s	15,138	239,483
Abercrombie & Fitch, Cl A *	24,600	974,406
Academy Sports & Outdoors	37,375	2,234,651
Adtalem Global Education *	21,672	937,097
American Axle & Manufacturing Holdings *	57,311	541,589
American Eagle Outfitters	89,091	1,251,729
America’s Car-Mart *	2,839	338,182
Asbury Automotive Group *	10,440	2,355,264
BJ’s Restaurants *	12,825	482,989
Bloomin’ Brands	44,490	1,195,446
Boot Barn Holdings *	14,501	1,361,644
Brinker International *	22,656	889,928
Buckle	14,579	533,008
Caleres	17,777	480,690
Cavco Industries *	4,095	1,210,687
Century Communities	14,117	1,090,115
Cheesecake Factory	24,741	909,974

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Chico’s FAS *	60,454	$368,769
Chuy’s Holdings *	10,127	421,182
Cracker Barrel Old Country Store	11,350	1,057,820
Dana	62,796	1,191,868
Dave & Buster’s Entertainment *	20,123	921,633
Designer Brands, Cl A (A)	25,300	251,735
Dine Brands Global	8,100	488,592
Dorman Products *	13,731	1,162,878
Ethan Allen Interiors	12,239	385,161
Frontdoor *	41,539	1,450,542
Genesco *	500	14,105
Gentherm *	16,078	960,982
G-III Apparel Group *	21,450	444,230
Green Brick Partners *	13,895	785,345
Group 1 Automotive	6,856	1,772,482
Guess?	14,661	307,734
Hanesbrands	179,061	943,651
Haverty Furniture	6,530	232,468
Hibbett	6,243	289,675
Installed Building Products	11,749	1,739,087
iRobot *	14,376	575,040
Jack in the Box	10,497	1,043,507
Kontoor Brands	26,065	1,104,113
La-Z-Boy, Cl Z	22,199	696,383
LCI Industries	12,265	1,671,352
Leslie’s *	72,194	459,876
LGI Homes *	10,405	1,443,694
M *	13,785	1,378,500
MarineMax *	10,704	431,692
MDC Holdings	28,927	1,483,377
Meritage Homes	18,046	2,687,952
Mister Car Wash *	42,519	422,214
Monro	15,442	565,949
Movado Group	7,801	223,889
National Vision Holdings *	38,159	825,379
ODP *	16,466	821,324
Oxford Industries	7,758	836,700
Patrick Industries	10,281	889,821
Perdoceo Education *	33,292	444,448
Phinia *	22,836	647,857
Sabre *	168,256	689,850
Sally Beauty Holdings *	52,675	630,520
Shake Shack, Cl A *	18,844	1,463,425
Shoe Carnival	8,300	220,863

Catholic Responsible Investments	Small-Cap Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Signet Jewelers	21,876	$1,760,799
Six Flags Entertainment *	37,773	902,775
Sleep Number *	10,865	300,852
Sonic Automotive, Cl A	7,821	374,548
Sonos *	65,337	1,119,876
Standard Motor Products	9,234	352,462
Steven Madden	36,426	1,215,900
Strategic Education	11,242	844,274
Stride *	20,534	784,604
Tri Pointe Homes *	49,593	1,581,025
Upbound Group, Cl A	24,787	858,374
Urban Outfitters *	29,256	1,064,041
Victoria’s Secret *	37,972	778,046
Winnebago Industries	14,814	1,019,203
Wolverine World Wide	41,470	525,425
XPEL *	9,592	779,158

		68,135,908

CONSUMER STAPLES — 4.7%
Andersons	15,837	773,162
B&G Foods (A)	37,026	490,965
Calavo Growers	9,761	368,283
Cal-Maine Foods	18,817	869,157
Central Garden & Pet *	4,760	192,685
Central Garden & Pet, Cl A *	20,213	772,541
Chefs’ Warehouse *	18,500	672,290
Edgewell Personal Care	25,198	993,053
elf Beauty *	25,426	2,967,723
Fresh Del Monte Produce	15,175	403,351
Hain Celestial Group *	45,925	581,870
Hostess Brands, Cl A *	67,423	1,620,849
Inter Parfums	9,081	1,358,154
J & J Snack Foods	7,795	1,249,694
John B Sanfilippo & Son	5,107	556,203
Medifast	5,332	543,277
MGP Ingredients	8,155	929,752
National Beverage *	13,108	692,758
Nu Skin Enterprises, Cl A	24,611	723,317
PriceSmart	12,908	1,003,339
Simply Good Foods *	43,060	1,666,853
SpartanNash	17,752	398,355
Tootsie Roll Industries	10,177	354,770
TreeHouse Foods *	25,697	1,326,222
United Natural Foods *	29,090	605,072
USANA Health Sciences *	5,584	362,458

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — continued
WD-40	6,776	$1,555,092

		24,031,245

ENERGY — 5.0%
Archrock	78,766	918,412
Bristow Group *	13,683	421,026
California Resources	36,670	1,956,344
Callon Petroleum *	25,937	974,194
Civitas Resources	25,147	1,882,504
Comstock Resources	47,846	610,036
Core Laboratories	26,339	684,551
CVR Energy	16,115	592,065
Dorian LPG	19,246	572,376
Dril-Quip *	18,598	481,502
Green Plains *	31,853	1,131,100
Helix Energy Solutions Group *	76,935	738,576
Helmerich & Payne	52,069	2,331,129
Nabors Industries *	4,893	599,344
NexTier Oilfield Solutions *	78,437	934,969
Northern Oil and Gas	42,464	1,671,808
Oil States International *	36,960	297,158
Par Pacific Holdings *	31,354	987,024
Patterson-UTI Energy	104,945	1,662,329
ProPetro Holding *	52,631	549,468
REX American Resources *	10,110	374,272
RPC	46,511	386,972
SM Energy	60,011	2,177,799
Talos Energy *	55,180	882,880
US Silica Holdings *	41,421	538,887
Vital Energy *	9,618	507,638
World Kinect	33,279	750,109

		25,614,472

FINANCIALS — 17.4%
Ambac Financial Group *	22,348	316,001
American Equity Investment Life Holding	30,919	1,659,423
Ameris Bancorp	31,615	1,379,995
AMERISAFE	9,799	510,724
Apollo Commercial Real Estate Finance ‡	63,042	743,896
Arbor Realty Trust ‡,(A)	87,828	1,485,171
ARMOUR Residential REIT ‡	97,368	497,550
Artisan Partners Asset Management, Cl A	33,776	1,401,366
Assured Guaranty	28,751	1,718,735
Atlantic Union Bankshares	36,358	1,162,729
Avantax *	19,724	510,457

Catholic Responsible Investments	Small-Cap Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Axos Financial *	25,506	$1,198,782
B Riley Financial	8,204	455,568
Banc of California	26,233	372,771
BancFirst	8,454	844,555
Bancorp *	26,515	1,004,919
Bank of Hawaii (A)	19,222	1,098,153
BankUnited	36,073	1,076,418
Banner	16,646	792,516
Berkshire Hills Bancorp	21,685	494,635
Bread Financial Holdings	24,299	1,010,109
Brightsphere Investment Group	15,839	337,054
Brookline Bancorp	42,990	459,133
Capitol Federal Financial	62,016	411,166
Central Pacific Financial	13,226	241,242
City Holding	7,381	730,055
Community Bank System	26,048	1,402,164
Customers Bancorp *	14,386	603,924
CVB Financial	63,477	1,197,811
Dime Community Bancshares	15,966	357,638
Donnelley Financial Solutions *	12,734	602,318
Eagle Bancorp	15,043	416,691
Ellington Financial ‡	31,248	422,473
Employers Holdings	13,201	509,955
Encore Capital Group *	11,500	615,250
Enova International *	15,133	833,677
EVERTEC	31,640	1,244,401
EZCORP, Cl A *	25,686	232,715
FB Financial	17,183	608,622
First Bancorp	20,076	664,114
First BanCorp	87,163	1,294,371
First Commonwealth Financial	50,391	727,646
First Financial Bancorp	46,132	1,065,188
First Hawaiian	61,860	1,279,883
Franklin BSP Realty Trust ‡	40,297	576,247
Fulton Financial	80,230	1,147,289
Genworth Financial, Cl A *	231,716	1,357,856
Green Dot, Cl A *	22,683	443,453
Hanmi Financial	14,960	284,240
HCI Group	3,789	237,987
Heritage Financial	17,172	322,147
Hilltop Holdings	22,382	692,275
Hope Bancorp	58,733	637,840
Horace Mann Educators	20,532	618,629
Independent Bank	21,392	1,288,868
Independent Bank Group	17,387	780,155

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Invesco Mortgage Capital ‡	21,750	$261,218
James River Group Holdings	18,760	346,872
KKR Real Estate Finance Trust ‡	28,425	354,176
Lakeland Financial	12,455	690,505
Mercury General	13,718	441,445
Moelis, Cl A	32,963	1,609,583
Mr Cooper Group *	32,993	1,912,604
National Bank Holdings, Cl A	18,469	634,595
Navient	47,823	910,550
NBT Bancorp	21,012	781,646
New York Mortgage Trust ‡	46,214	469,072
NMI Holdings, Cl A *	40,375	1,078,416
Northfield Bancorp	20,054	244,258
Northwest Bancshares	62,229	769,150
OFG Bancorp	23,277	779,547
Pacific Premier Bancorp	46,445	1,186,205
PacWest Bancorp (A)	57,809	537,624
Palomar Holdings *	12,434	753,003
Park National	6,981	778,521
Pathward Financial	13,181	684,885
Payoneer Global *	103,313	549,625
PennyMac Mortgage Investment Trust ‡	42,881	548,019
Piper Sandler	7,311	1,070,038
PRA Group *	19,184	457,730
Preferred Bank	6,469	427,472
ProAssurance	26,529	445,687
PROG Holdings *	23,247	943,363
Provident Financial Services	36,964	685,313
Radian Group	75,801	2,041,321
Ready Capital ‡	78,239	905,225
Redwood Trust ‡	57,426	432,418
Renasant	27,194	841,382
S&T Bancorp	19,084	602,673
Safety Insurance Group	7,353	529,416
Seacoast Banking Corp of Florida	40,609	1,003,448
ServisFirst Bancshares	23,685	1,413,521
Simmons First National, Cl A	61,729	1,246,309
SiriusPoint *	44,004	410,997
Southside Bancshares (A)	14,388	477,825
Stellar Bancorp	22,190	551,641
Stewart Information Services	13,343	628,856
StoneX Group *	8,549	786,594
Tompkins Financial	6,186	372,150
Triumph Financial *	10,759	762,921

Catholic Responsible Investments	Small-Cap Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Trupanion *	18,011	$555,639
TrustCo Bank NY	9,317	283,144
Trustmark	29,909	785,410
Two Harbors Investment ‡	47,711	639,798
United Community Banks	55,828	1,622,920
United Fire Group	10,896	261,940
Universal Insurance Holdings	15,168	235,559
Veritex Holdings	26,568	571,478
Virtus Investment Partners	3,355	690,224
Walker & Dunlop	15,032	1,367,611
Washington Federal	31,897	990,083
Westamerica BanCorp	13,051	641,979
WisdomTree	55,839	388,639
World Acceptance *	1,721	271,729
WSFS Financial	29,791	1,303,356

		88,346,278

HEALTH CARE — 10.4%
AdaptHealth, Cl A *	38,436	528,111
Addus HomeCare *	8,395	768,730
Agiliti *	18,486	317,405
AMN Healthcare Services *	19,602	2,100,354
AngioDynamics *	20,881	181,456
Anika Therapeutics *	10,726	250,238
Apollo Medical Holdings *	20,212	740,365
Arcus Biosciences *	27,948	556,165
Artivion *	22,235	387,334
Avanos Medical *	23,643	578,544
Catalyst Pharmaceuticals *	53,017	733,225
Certara *	52,613	1,024,375
Coherus Biosciences *	42,106	202,951
Collegium Pharmaceutical *	21,486	489,021
Computer Programs and Systems *	7,818	204,988
CONMED	15,501	1,876,396
CorVel *	4,793	980,456
Cross Country Healthcare *	17,103	441,257
Cytek Biosciences *	46,178	413,755
Cytokinetics *	48,659	1,622,778
Dynavax Technologies *	62,019	867,646
Embecta	28,782	614,208
Emergent BioSolutions *	27,775	191,092
Enanta Pharmaceuticals *	11,375	215,784
Enhabit *	26,061	357,817
Ensign Group	28,009	2,713,232
Fortrea Holdings *	44,899	1,434,972

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Fulgent Genetics *	10,261	$398,435
Glaukos *	24,070	1,856,760
Harmony Biosciences Holdings *	16,780	593,509
HealthStream	13,689	307,729
Innoviva *	36,319	492,122
Integer Holdings *	16,817	1,555,236
Ironwood Pharmaceuticals, Cl A *	78,575	871,397
LeMaitre Vascular	10,517	664,990
Ligand Pharmaceuticals *	9,488	635,032
Merit Medical Systems *	29,019	2,166,849
Mesa Laboratories	3,018	388,296
ModivCare *	6,697	292,927
Myriad Genetics *	42,900	958,815
NeoGenomics *	63,932	1,107,941
NextGen Healthcare *	29,060	483,268
NuVasive *	26,656	1,098,494
OmniAB * (B)	3,296	—
OmniAB * (B)	3,296	—
OraSure Technologies *	38,766	182,975
Orthofix Medical *	18,514	364,541
Owens & Minor *	38,411	739,028
Pacira BioSciences *	25,242	917,547
Pediatrix Medical Group *	41,659	571,978
Phibro Animal Health, Cl A	15,517	224,686
Prestige Consumer Healthcare *	26,324	1,716,588
Privia Health Group *	46,765	1,305,679
RadNet *	30,427	1,006,525
Schrodinger *	26,639	1,393,486
Select Medical Holdings	52,139	1,564,691
Simulations Plus	8,410	418,818
Supernus Pharmaceuticals *	30,941	949,579
Tandem Diabetes Care *	32,708	1,142,163
UFP Technologies *	3,766	733,108
US Physical Therapy	7,521	874,467
Vanda Pharmaceuticals *	36,487	210,895
Varex Imaging *	21,240	494,680
Veradigm *	54,702	739,571
Vericel *	26,031	935,033
Vir Biotechnology *	39,142	551,119
Xencor *	32,856	798,072
Zynex *	14,326	139,822

		52,639,506

INDUSTRIALS — 17.1%
AAON	22,236	2,340,561

Catholic Responsible Investments	Small-Cap Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
AAR *	17,954	$1,073,649
ABM Industries	33,001	1,527,286
Alamo Group	5,715	1,107,338
Albany International, Cl A	16,608	1,599,018
Allegiant Travel	7,743	957,809
American Woodmark *	9,214	706,161
Apogee Enterprises	12,545	621,354
Applied Industrial Technologies	19,888	2,883,561
ArcBest	11,689	1,359,665
Arcosa	25,052	1,933,513
Astec Industries	12,225	603,915
AZZ	13,971	619,334
Barnes Group	27,151	1,067,034
Boise Cascade	20,092	2,079,321
Brady, Cl A	23,078	1,190,363
CIRCOR International *	11,029	614,315
Comfort Systems USA	18,259	3,176,518
CoreCivic *	55,664	539,941
CSG Systems International	15,534	801,399
Deluxe	21,285	404,202
DXP Enterprises *	8,783	333,578
Dycom Industries *	15,226	1,516,205
Encore Wire	9,088	1,551,231
Enerpac Tool Group, Cl A	31,495	865,483
EnPro Industries	10,911	1,514,229
Enviri *	41,511	391,449
ESCO Technologies	13,733	1,380,853
Federal Signal	31,696	1,936,309
Forrester Research *	5,951	189,658
Forward Air	12,877	1,530,303
Franklin Electric	20,096	1,985,887
GEO Group *	61,097	456,395
Gibraltar Industries *	16,316	1,055,156
GMS *	22,040	1,624,128
Granite Construction	23,702	970,123
Greenbrier	16,298	752,805
Griffon	24,460	1,020,471
Hawaiian Holdings *	26,980	312,698
Healthcare Services Group	38,061	479,949
Heartland Express	22,824	373,172
Heidrick & Struggles International	9,809	267,491
Hillenbrand	36,620	1,902,043
HNI	22,731	661,245
Hub Group, Cl A *	15,889	1,432,076

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Insteel Industries	11,246	$362,684
Interface, Cl A	29,600	289,192
John Bean Technologies	16,655	2,058,725
Kelly Services, Cl A	16,702	305,981
Kennametal	42,654	1,300,094
Korn Ferry	25,801	1,359,197
Lindsay	5,991	793,987
Liquidity Services *	12,647	212,217
Marten Transport	29,142	660,358
Masterbrand *	65,988	814,952
Matson	17,384	1,624,709
Matthews International, Cl A	16,271	746,839
MillerKnoll	37,053	725,127
Mueller Industries	29,115	2,360,062
MYR Group *	9,168	1,306,990
NOW *	57,879	659,242
NV5 Global *	6,376	698,491
OPENLANE *	53,893	846,120
PGT Innovations *	31,758	908,596
Pitney Bowes	89,134	351,188
Powell Industries	5,365	326,085
Proto Labs *	14,342	475,437
Quanex Building Products	18,746	527,512
Resideo Technologies *	74,961	1,403,270
Resources Connection	15,646	250,023
RXO *	58,373	1,287,125
SkyWest *	21,852	961,269
SPX Technologies *	23,775	2,011,603
Standex International	6,820	1,013,247
Sun Country Airlines Holdings *	18,684	402,827
SunPower, Cl A *,(A)	45,281	446,923
Tennant	10,603	850,785
Titan International *	27,220	339,978
Trinity Industries	42,499	1,114,324
Triumph Group *	35,740	452,111
TrueBlue *	15,194	227,150
TTEC Holdings	9,476	326,353
UniFirst	7,524	1,221,145
Veritiv	6,900	966,897
Verra Mobility, Cl A *	72,304	1,517,661
Viad *	11,102	313,187
Wabash National	26,598	629,841

		87,158,698

INFORMATION TECHNOLOGY — 13.4%
8x8 *	60,709	287,761

Catholic Responsible Investments	Small-Cap Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
A10 Networks	33,879	$525,802
Adeia	53,655	644,933
ADTRAN Holdings	35,054	341,075
Advanced Energy Industries	18,201	2,278,401
Alarm.com Holdings *	25,227	1,392,783
Alpha & Omega Semiconductor *	10,952	360,102
Arlo Technologies *	46,155	524,321
Avid Technology *	16,343	389,617
Axcelis Technologies *	16,034	3,214,496
Badger Meter	14,382	2,367,852
Benchmark Electronics	17,446	462,493
Cerence *	20,735	576,640
CEVA *	11,755	319,266
Clearfield *	6,201	289,835
Cohu *	23,423	1,022,414
Consensus Cloud Solutions *	9,113	295,352
Corsair Gaming *	20,862	385,530
CTS	15,447	689,400
Digi International *	17,591	737,591
Digital Turbine *	45,577	494,055
Diodes *	22,288	2,105,993
DoubleVerify Holdings, Cl Rights *	44,288	1,864,525
Ebix	12,106	374,802
ePlus *	13,045	735,086
Extreme Networks *	63,366	1,684,902
Fabrinet *	17,615	2,177,919
FormFactor *	37,974	1,411,114
Harmonic *	55,149	822,823
Ichor Holdings *	14,352	555,709
Insight Enterprises *	14,030	2,058,061
InterDigital	13,379	1,240,099
Itron *	22,220	1,748,047
Knowles *	45,237	826,480
Kulicke & Soffa Industries	27,664	1,656,520
LiveRamp Holdings *	32,848	937,482
MaxLinear, Cl A *	36,224	893,646
Methode Electronics	17,624	592,871
N-able *	37,313	524,994
NETGEAR *	14,230	194,097
NetScout Systems *	32,683	913,490
OneSpan *	19,633	269,757
Onto Innovation *	23,987	2,982,064
OSI Systems *	7,550	900,186
PC Connection	5,534	267,901

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
PDF Solutions *	15,350	$705,946
Perficient *	17,435	1,112,179
Photronics *	30,791	814,422
Plexus *	13,404	1,320,160
Progress Software	22,307	1,339,758
Rambus *	53,485	3,348,696
Rogers *	9,030	1,522,548
Sanmina *	28,293	1,738,888
ScanSource *	12,195	366,948
Semtech *	31,323	914,632
SiTime *	8,130	1,048,851
SMART Global Holdings *	24,446	650,264
SPS Commerce *	18,139	3,272,094
TTM Technologies *	49,735	714,195
Ultra Clean Holdings *	22,108	842,315
Veeco Instruments *	25,317	712,927
Viasat *	37,241	1,152,237
Viavi Solutions *	108,182	1,175,938
Xperi *	22,535	295,659

		68,386,944

MATERIALS — 5.6%
AdvanSix	13,500	541,485
American Vanguard	13,549	244,695
Arconic *	49,616	1,483,022
ATI *	63,041	3,005,795
Balchem	15,826	2,132,395
Carpenter Technology	23,956	1,434,006
Century Aluminum *	26,856	249,761
Clearwater Paper *	8,285	267,026
Compass Minerals International	17,302	655,227
FutureFuel	12,890	125,291
Hawkins	9,577	447,725
Haynes International	6,273	314,654
HB Fuller	26,401	1,954,466
Ingevity *	16,566	1,060,555
Innospec	12,207	1,307,858
Kaiser Aluminum	7,932	644,078
Koppers Holdings	10,098	386,349
Livent *	87,560	2,155,727
Materion	10,192	1,214,275
Mativ Holdings	26,859	422,761
Mercer International	19,846	176,629
Minerals Technologies	15,777	967,919
Myers Industries	18,061	354,176
O-I Glass, Cl I *	75,278	1,728,383

Catholic Responsible Investments	Small-Cap Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Olympic Steel	4,642	$258,977
Quaker Chemical	6,806	1,363,786
Stepan	10,298	986,754
SunCoke Energy	41,002	364,098
Sylvamo	15,476	759,407
TimkenSteel *	19,125	445,613
Trinseo	17,213	303,293
Warrior Met Coal	25,205	1,115,321

		28,871,507

REAL ESTATE — 7.8%
Acadia Realty Trust ‡	46,630	732,557
Alexander & Baldwin ‡	35,553	682,618
American Assets Trust ‡	25,573	575,392
Anywhere Real Estate *	54,054	452,973
Armada Hoffler Properties ‡	33,273	413,251
Brandywine Realty Trust ‡	84,196	425,190
CareTrust REIT ‡	50,426	1,048,357
Centerspace ‡	7,327	455,226
Chatham Lodging Trust ‡	23,927	229,699
Cushman & Wakefield *	80,067	787,059
DiamondRock Hospitality ‡	101,707	864,509
Douglas Emmett ‡	82,325	1,210,177
Easterly Government Properties, Cl A ‡	45,738	675,093
Elme Communities ‡	42,962	698,132
Essential Properties Realty Trust ‡	72,158	1,771,479
eXp World Holdings (A)	38,399	957,671
Four Corners Property Trust ‡	42,191	1,109,623
Getty Realty ‡	21,836	705,740
Global Net Lease ‡	50,859	543,683
Hudson Pacific Properties ‡	62,794	368,601
Innovative Industrial Properties, Cl A ‡	13,592	1,076,894
JBG SMITH Properties ‡	47,005	786,394
Kennedy-Wilson Holdings	57,441	947,776
LTC Properties ‡	20,274	680,395
LXP Industrial Trust ‡	141,845	1,428,379
Macerich ‡	106,389	1,356,460
Marcus & Millichap	11,872	435,465
NexPoint Residential Trust ‡	11,290	469,212
Office Properties Income Trust ‡	23,784	183,137
Orion Office REIT ‡	27,751	180,381
Outfront Media ‡	71,188	1,100,566
Pebblebrook Hotel Trust ‡	59,687	922,164
Phillips Edison ‡	63,276	2,234,276

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
RE, Cl A	8,876	$174,946
Retail Opportunity Investments ‡	61,098	899,974
RPT Realty ‡	42,455	461,486
Safehold ‡	19,730	487,915
Saul Centers ‡	6,328	243,944
Service Properties Trust ‡	86,218	731,991
SITE Centers ‡	88,261	1,240,067
SL Green Realty ‡,(A)	31,528	1,188,921
St. Joe	19,977	1,268,140
Summit Hotel Properties ‡	52,633	338,957
Sunstone Hotel Investors ‡	100,405	1,023,127
Tanger Factory Outlet Centers ‡	63,853	1,494,799
Uniti Group ‡	119,153	664,874
Urban Edge Properties ‡	57,578	979,402
Urstadt Biddle Properties, Cl A ‡	14,188	321,784
Veris Residential ‡	42,534	794,535
Whitestone REIT, Cl B ‡	22,754	234,821
Xenia Hotels & Resorts ‡	53,621	680,987

		39,739,199

UTILITIES — 1.9%
American States Water	20,125	1,779,251
Avista	40,482	1,564,224
California Water Service Group	29,934	1,587,101
Chesapeake Utilities	9,925	1,173,532
Middlesex Water	9,826	790,207
Northwest Natural Holding	19,706	846,767
SJW Group	15,595	1,098,824
Unitil	9,940	517,277

		9,357,183

Total Common Stock (Cost $411,927,468)		506,737,925

RIGHTS — 0.0%

	Number Of Rights	Value

Toriba Therapeutics * (B)(C)	2,044	—

Total Rights (Cost $123)		—

Catholic Responsible Investments	Small-Cap Fund July 31, 2023 (Unaudited)

SHORT-TERM INVESTMENT — 1.3%

	Shares	Value

State Street Institutional US Government Money Market Fund, Premier Class, 5.190% (D)	6,861,971	$6,861,971

Total Short-Term Investments (Cost $6,861,971)		6,861,971

Total Investments in Securities — 100.9% (Cost $418,789,562)		$513,599,896

Percentages are based on Nest Assets of $508,972,008.

A list of the open futures contracts held by the Fund at July 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long
Contracts Russell 2000 Index E-MINI	50	Sept-2023	$3,342,550	$3,523,800	$181,250

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at July 31, 2023. The total market value of securities on loan at July 31, 2023 was $6,718,040.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2023, was $6,861,971.

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0400

Catholic Responsible Investments	Multi-Style US Equity Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.1%

	Shares	Value

COMMUNICATION SERVICES — 9.4%
Alphabet, Cl A *	25,000	$3,318,000
Alphabet, Cl C *	227,622	30,298,764
Charter Communications, Cl A *	14,500	5,875,255
Comcast, Cl A	160,000	7,241,600
DISH Network, Cl A *	74,500	590,785
Electronic Arts	11,418	1,556,844
Fox	60,000	2,007,000
Fox	55,033	1,728,587
Meta Platforms, Cl A *	25,503	8,125,256
News	29,775	590,141
T-Mobile US *	22,000	3,030,940
Walt Disney *	60,437	5,372,245
ZoomInfo Technologies, Cl A *	164,569	4,208,029

		73,943,446

CONSUMER DISCRETIONARY — 9.1%
Airbnb, Cl A *	19,946	3,035,582
Amazon.com *	230,576	30,823,400
Booking Holdings *	1,300	3,862,040
Chipotle Mexican Grill, Cl A *	1,586	3,112,176
Etsy *	34,866	3,544,129
Gap	88,000	906,400
Hilton Worldwide Holdings	21,743	3,380,819
Honda Motor ADR	96,000	3,064,320
Lululemon Athletica *	11,426	4,325,084
NIKE, Cl B	76,188	8,410,393
Starbucks	32,804	3,331,902
TJX	40,726	3,524,021

		71,320,266

CONSUMER STAPLES — 2.5%
Anheuser-Busch InBev ADR (A)	58,200	3,334,860
Celsius Holdings *	4,286	620,184
Constellation Brands, Cl A	9,705	2,647,524
Freshpet *	22,631	1,664,284
Haleon ADR (A)	268,400	2,364,604
Molson Coors Beverage, Cl B	43,000	3,000,110
PepsiCo	34,654	6,496,239

		20,127,805

ENERGY — 3.1%
Baker Hughes, Cl A	75,000	2,684,250
Cheniere Energy	8,691	1,406,725
ConocoPhillips	32,500	3,825,900
Occidental Petroleum	160,000	10,100,800
Schlumberger	54,921	3,204,091

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Williams	100,000	$3,445,000

		24,666,766

FINANCIALS — 18.4%
Aegon	240,169	1,294,511
American Express	14,645	2,473,248
Ares Management, Cl A	10,649	1,056,594
Bank of America	141,000	4,512,000
Bank of New York Mellon	105,000	4,762,800
Berkshire Hathaway, Cl B *	27,754	9,768,298
Block, Cl A *	22,593	1,819,414
Brighthouse Financial *	18,208	949,183
Capital One Financial	65,000	7,606,300
Charles Schwab	179,781	11,883,524
Fidelity National Information Services	47,500	2,868,050
Fiserv *	67,300	8,493,933
FleetCor Technologies *	17,209	4,283,492
Global Payments	19,775	2,180,194
Goldman Sachs Group	11,500	4,092,505
Hamilton Lane, Cl A	18,273	1,615,881
Lincoln National	9,000	252,360
Markel Group *	7,989	11,581,733
Mastercard, Cl A	21,752	8,576,379
MetLife	102,500	6,454,425
Moody’s	28,395	10,016,336
MSCI, Cl A	11,658	6,389,517
S&P Global	4,680	1,846,458
State Street	44,000	3,187,360
Truist Financial	56,000	1,860,320
UBS Group	87,500	1,939,875
Visa, Cl A	53,619	12,746,845
Wells Fargo	217,000	10,016,720

		144,528,255

HEALTH CARE — 9.8%
Align Technology *	3,425	1,294,273
Alnylam Pharmaceuticals *	18,000	3,517,200
BioMarin Pharmaceutical *	37,000	3,253,410
Boston Scientific *	32,951	1,708,509
Cigna Group	32,000	9,443,200
CVS Health	60,500	4,518,745
Elanco Animal Health *	145,000	1,750,150
Elevance Health	13,474	6,354,743
Exact Sciences *	12,062	1,176,528
GE HealthCare Technologies	30,000	2,340,000
Gilead Sciences	65,000	4,949,100

Catholic Responsible Investments	Multi-Style US Equity Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
ICON *	22,354	$5,620,019
IDEXX Laboratories *	2,780	1,542,149
Incyte *	41,000	2,612,520
Insulet *	2,731	755,804
Medtronic	94,539	8,296,743
Mettler-Toledo International *	5,517	6,937,462
Molina Healthcare *	4,498	1,369,596
Omnicell *	19,593	1,237,298
Veeva Systems, Cl A *	6,596	1,347,035
Zimmer Biomet Holdings	15,000	2,072,250
Zoetis, Cl A	27,247	5,124,888

		77,221,622

INDUSTRIALS — 11.7%
AMETEK	43,154	6,844,224
Axon Enterprise *	1,528	284,101
Builders FirstSource *	7,172	1,035,852
Carrier Global	70,500	4,198,275
Ceridian HCM Holding *	18,676	1,322,448
Clean Harbors *	4,818	801,041
Copart *	26,031	2,300,880
Equifax	3,419	697,750
FedEx	34,000	9,178,300
Fortive	87,450	6,851,707
GXO Logistics *	191,869	12,868,654
HEICO	22,392	3,940,544
Hexcel	11,237	794,231
Johnson Controls International .	124,000	8,624,200
Mercury Systems *	50,394	1,913,964
Norfolk Southern	10,600	2,476,054
Otis Worldwide	20,000	1,819,200
TransDigm Group	16,275	14,642,943
TransUnion	77,694	6,191,435
Uber Technologies *	101,064	4,998,625

		91,784,428

INFORMATION TECHNOLOGY — 29.8%
Adobe *	25,435	13,891,834
Amphenol, Cl A	80,201	7,082,550
Apple	197,799	38,857,614
ASML Holding, Cl G	4,111	2,945,161
Atlassian, Cl A *	13,057	2,375,591
Cadence Design Systems *	3,440	804,994
CDW	9,400	1,758,458
Cisco Systems	83,000	4,319,320
Cognizant Technology Solutions, Cl A	45,000	2,971,350

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Coherent *	29,500	$1,397,120
Dell Technologies, Cl C	35,000	1,852,200
Gartner *	15,746	5,567,628
Hewlett Packard Enterprise	135,000	2,346,300
HP	71,000	2,330,930
Intuit	21,880	11,195,996
Juniper Networks	84,000	2,335,200
KLA	1,371	704,625
Microchip Technology	177,584	16,682,241
Microsoft	147,440	49,528,045
MongoDB, Cl A *	7,227	3,059,912
NVIDIA	28,886	13,498,139
ON Semiconductor *	7,292	785,713
Oracle	67,673	7,933,306
Roper Technologies	12,173	6,001,898
Salesforce *	43,802	9,855,888
SAP ADR	57,568	7,849,397
ServiceNow *	6,259	3,648,997
TE Connectivity	23,000	3,300,270
VeriSign *	11,296	2,382,891
VMware, Cl A *	47,501	7,487,556

		234,751,124

MATERIALS — 2.9%
Air Products and Chemicals	31,797	9,708,578
Celanese, Cl A	16,500	2,068,935
Linde	19,475	7,608,298
LyondellBasell Industries, Cl A	33,000	3,262,380

		22,648,191

REAL ESTATE — 2.2%
American Tower ‡	57,445	10,932,358
Equinix ‡	4,377	3,545,020
Welltower ‡	35,326	2,902,031

		17,379,409

UTILITIES — 0.2%
Dominion Energy	26,000	1,392,300

Total Common Stock (Cost $672,931,226)		779,763,612

WARRANTS — 0.0%

	Number Of Warrants	Value
Occidental Petroleum, Expires 8/6/2027	7,000	288,260

Total Warrants (Cost $90,720)		288,260

Catholic Responsible Investments	Multi-Style US Equity Fund July 31, 2023 (Unaudited)

SHORT-TERM INVESTMENT — 0.7%

	Shares	Value

State Street Institutional US Government Money Market Fund, Premier Class, 5.190% (B)	5,556,043	$5,556,043

Total Short-Term Investments (Cost $5,556,043)		5,556,043

Total Investments in Securities — 99.8% (Cost $678,577,989)		$785,607,915

Percentages are based on Nest Assets of $787,162,328

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at July 31, 2023. The total market value of securities on loan at July 31, 2023 was $5,406,648.
(B)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2023, was 5,556,043.

ADR — American Depositary Receipt

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0400

Catholic Responsible Investments	International Equity Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%

	Shares	Value

ARGENTINA — 0.0%
YPF ADR *	35,306	$525,706

AUSTRALIA — 0.6%
Rio Tinto	126,487	8,381,365

BELGIUM — 0.4%
Anheuser-Busch InBev	100,540	5,769,752

BRAZIL — 1.1%
Arezzo Industria e Comercio	45,800	794,198
Banco BTG Pactual	280,700	2,002,703
Banco do Brasil	317,700	3,221,045
Cia de Saneamento de Minas Gerais Copasa MG	63,500	269,642
Gerdau ADR	272,129	1,673,593
Localiza Rent a Car	189,882	2,681,152
MercadoLibre *	2,153	2,665,522
Minerva	240,400	509,398
PRIO *	36,300	348,574
SLC Agricola	46,486	425,767

		14,591,594

CANADA — 4.8%
Alimentation Couche-Tard	265,003	13,440,912
Canadian Pacific Kansas City	137,295	11,317,384
Canadian Pacific Kansas City	240,183	19,764,659
Dollarama	45,200	2,982,771
Franco-Nevada	29,400	4,297,928
Gildan Activewear	83,374	2,597,658
Thomson Reuters	72,995	9,871,309

		64,272,621

CHINA — 4.9%
Agricultural Bank of China, Cl H	1,080,000	391,911
Alibaba Group Holding ADR *	30,079	3,072,871
Anhui Conch Cement, Cl H	271,641	816,800
Autohome ADR	3,694	118,097
Baidu ADR *	6,533	1,019,083
Beijing New Building Materials, Cl A	174,400	691,329
BYD, Cl H	32,500	1,148,525
China CITIC Bank, Cl H	1,014,000	488,881
China Construction Bank, Cl H	6,114,921	3,551,950
China Galaxy Securities, Cl H	1,613,500	939,296
China Petroleum & Chemical, Cl H	3,220,000	1,796,069
China Railway Group, Cl H	1,786,000	1,170,254

COMMON STOCK — continued

	Shares	Value

CHINA — continued
CITIC	833,000	$935,679
COSCO SHIPPING Holdings, Cl H	1,167,200	1,231,751
Daqo New Energy ADR *	20,422	797,888
Dongfeng Motor Group, Cl H	754,000	351,925
FinVolution Group ADR	79,140	464,552
Guangzhou Automobile Group, Cl H	436,000	272,825
Haier Smart Home, Cl H	650,400	2,122,492
Hangzhou Binjiang Real Estate Group, Cl A	200,300	302,689
Hello Group ADR	44,171	470,421
Hengdian Group DMEGC Magnetics, Cl A	94,800	231,072
Hubei Jumpcan Pharmaceutical, Cl A	144,952	534,437
iQIYI ADR *	109,545	694,515
JD.com, Cl A	129,500	2,653,532
Jiangxi Copper, Cl H	419,000	700,599
JinkoSolar Holding ADR *	13,303	564,712
Kweichow Moutai, Cl A	5,300	1,394,630
Lenovo Group	726,000	832,246
Li Ning	313,000	1,886,340
Metallurgical Corp of China, Cl A	906,300	531,346
NARI Technology, Cl A	309,191	1,052,159
PDD Holdings ADR *	59,305	5,326,775
PetroChina, Cl H	4,342,000	3,167,961
PICC Property & Casualty, Cl H	1,248,000	1,456,243
Pop Mart International Group	148,600	418,245
Qifu Technology ADR	60,547	1,208,518
SDIC Capital, Cl A	531,600	586,142
Shuangliang Eco-Energy Systems, Cl A	193,600	317,215
Sichuan Road and Bridge Group, Cl A	413,933	572,241
Sinopharm Group, Cl H	404,800	1,269,104
Tencent Holdings	253,894	11,537,825
Tencent Music Entertainment Group ADR *	199,414	1,393,904
Vipshop Holdings ADR *	95,005	1,788,944
Want Want China Holdings	1,029,000	716,462
Yum China Holdings	46,170	2,817,293
Zhejiang Expressway, Cl H	298,000	238,822
Zhejiang Jingsheng Mechanical & Electrical, Cl A	78,100	675,135

		66,721,705

Catholic Responsible Investments	International Equity Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

DENMARK — 1.4%
Coloplast, Cl B	14,168	$1,765,734
DSV	62,269	12,501,151
GN Store Nord	24,425	654,593
Pandora	20,576	2,065,119
Tryg	66,062	1,308,671

		18,295,268

FINLAND — 0.1%
Nordea Bank Abp	136,525	1,547,218

FRANCE — 10.8%
Air Liquide	54,410	9,799,817
Alstom (A)	397,437	12,190,539
AXA	340,829	10,510,576
BNP Paribas	49,341	3,265,137
Carrefour	292,815	5,872,507
Danone	260,781	15,966,184
Dassault Systemes	55,627	2,384,873
Hermes International	3,047	6,774,359
Ipsen	14,690	1,856,111
Kering	9,543	5,509,118
L’Oreal	18,924	8,829,906
LVMH Moet Hennessy Louis Vuitton	29,208	27,311,552
Pernod Ricard	46,990	10,392,831
Publicis Groupe	22,321	1,806,864
Remy Cointreau	7,976	1,373,171
Rexel	75,119	1,815,465
Sodexo	58,124	5,981,647
Valeo	172,379	3,905,653
Vinci	90,807	10,690,715

		146,237,025

GERMANY — 4.9%
Allianz	34,520	8,274,235
Bayerische Motoren Werke	16,594	2,028,259
Carl Zeiss Meditec	18,408	2,138,152
CompuGroup Medical & KgaA	19,138	974,002
Deutsche Boerse	15,975	3,069,982
Deutsche Telekom	659,135	14,419,736
Hannover Rueck	7,604	1,627,710
Infineon Technologies	93,175	4,109,196
LANXESS	72,756	2,456,244
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	9,799	3,701,405
Nemetschek	18,299	1,336,427
RWE	168,512	7,270,063

COMMON STOCK — continued

	Shares	Value

GERMANY — continued
SAP	110,682	$15,180,808

		66,586,219

GREECE — 0.1%
FF Group *	8,921	4,721
Mytilineos	15,191	634,110
National Bank of Greece *	166,254	1,147,477

		1,786,308

HONG KONG — 1.6%
AIA Group	617,031	6,123,867
China Lumena New Materials *	15,350	—
Prudential	1,094,271	15,241,034
Skyworth Group	598,529	271,685
WH Group	998,034	540,052

		22,176,638

INDIA — 3.4%
ABB India	10,504	581,439
APL Apollo Tubes	102,688	1,990,055
Axis Bank	95,972	1,113,059
Bajaj Auto	15,518	930,415
Bank of Baroda	812,832	1,998,263
Britannia Industries	23,129	1,348,097
GAIL India	995,284	1,441,217
HDFC Bank ADR	24,782	1,692,115
ICICI Bank ADR	703,265	17,279,221
Indian Oil	822,224	937,200
Info Edge India	10,996	613,259
Mahindra & Mahindra	63,829	1,144,826
Muthoot Finance	50,808	834,190
Nestle India	2,258	619,163
Oil & Natural Gas	1,195,269	2,572,956
Power Grid Corp of India	410,162	1,326,751
REC	615,254	1,518,148
Shriram Finance	29,255	673,373
State Bank of India	151,549	1,142,761
Tata Motors	187,625	1,469,770
Varun Beverages	419,694	4,104,644

		45,330,922

INDONESIA — 0.8%
Astra International	2,902,200	1,318,307
Bank Central Asia	3,382,900	2,047,013
Bank Mandiri Persero	585,300	222,205
Bank Negara Indonesia Persero	3,152,600	1,855,393
Bank Rakyat Indonesia Persero	12,320,800	4,616,215

Catholic Responsible Investments	International Equity Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDONESIA — continued
Indofood Sukses Makmur	1,014,200	$492,640
Perusahaan Gas Negara	4,718,200	427,078

		10,978,851

IRELAND — 1.0%
Bank of Ireland Group	156,444	1,655,185
CRH	62,925	3,758,891
Ryanair Holdings ADR *	81,398	8,345,737

		13,759,813

ITALY — 4.5%
Amplifon	47,150	1,600,622
Enel	2,326,850	16,090,589
Ferrari	77,349	24,850,879
UniCredit	737,388	18,699,130

		61,241,220

JAPAN — 8.4%
Advantest	69,500	9,550,869
Bridgestone	38,300	1,588,555
Daifuku	67,500	1,441,881
FANUC	330,000	10,098,818
GMO Payment Gateway	10,800	823,607
Harmonic Drive Systems	22,900	630,201
Hoya	42,100	4,898,036
INFRONEER Holdings	166,500	1,621,289
Kajima	78,100	1,234,605
Keyence	37,275	16,727,576
M3	39,500	907,154
MatsukiyoCocokara	32,000	1,872,748
Mitsubishi Electric	223,400	3,224,897
MS&AD Insurance Group Holdings	46,300	1,724,519
Murata Manufacturing	202,100	11,841,797
Nexon	65,800	1,255,285
Nintendo	124,700	5,661,001
Nippon Telegraph & Telephone	3,057,500	3,505,537
Nomura Research Institute	61,800	1,753,349
Obic	9,600	1,572,297
OKUMA	29,500	1,495,348
Renesas Electronics *	186,500	3,616,982
Rohm	26,100	2,443,201
Sanken Electric	18,000	1,836,993
Seven & i Holdings	74,900	3,106,600
Shimano	8,600	1,304,406
Shin-Etsu Chemical	113,000	3,721,333
Socionext	20,500	2,426,872

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
Sompo Holdings	25,400	$1,124,658
Sumitomo Mitsui Financial Group	80,700	3,802,124
Sundrug	36,000	1,063,176
TIS	72,400	1,835,988
Tokyo Electron	9,000	1,345,756
TOPPAN INC	99,700	2,345,139

		113,402,597

MEXICO — 1.0%
Alfa, Cl A	287,300	177,342
Arca Continental	55,900	562,297
Cemex ADR *	424,840	3,237,281
Fibra Uno Administracion ‡	248,500	374,479
Grupo Aeroportuario del Pacifico, Cl B	25,400	484,505
Grupo Bimbo, Ser A	94,800	493,965
Grupo Financiero Banorte, Cl O	313,900	2,984,047
Kimberly-Clark de Mexico, Cl A	119,000	281,354
Wal-Mart de Mexico	1,143,066	4,773,468

		13,368,738

NETHERLANDS — 7.7%
Adyen *	10,840	20,195,848
Akzo Nobel	139,115	11,926,904
ASM International	35,561	16,967,136
ASML Holding, Cl G	18,736	13,422,658
ASML Holding	18,303	13,161,354
BE Semiconductor Industries	18,372	2,200,816
ING Groep	587,776	8,606,120
Koninklijke Philips *	499,939	10,422,217
Shell	52,494	1,598,034
Shell	164,255	5,068,056

		103,569,143

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare	78,823	1,205,296

NORWAY — 0.1%
Nordic Semiconductor *	50,551	745,535

POLAND — 0.2%
Dino Polska *	18,997	2,122,456
Jastrzebska Spolka Weglowa *	17,060	174,674
ORLEN	48,820	873,715

		3,170,845

QATAR — 0.0%
Ooredoo QPSC	177,388	557,018

Catholic Responsible Investments	International Equity Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

RUSSIA — 0.0%
Gazprom PJSC (B)	597,226	$—
LUKOIL PJSC ADR * (B)	20,777	—
Sberbank of Russia PJSC ADR * (B)	55,964	—

		—

SAUDI ARABIA — 0.2%
Arabian Internet & Communications Services	2,714	264,050
Bawan	23,466	225,490
Elm	3,910	708,920
Etihad Etisalat	44,819	559,700
Leejam Sports JSC	9,549	375,179
Saudi Electricity	54,868	328,190

		2,461,529

SINGAPORE — 0.6%
DBS Group Holdings	119,700	3,088,509
United Overseas Bank	202,600	4,592,755

		7,681,264

SOUTH AFRICA — 0.1%
Sappi	111,840	242,122
Sasol	30,966	432,666
Truworths International	79,216	319,782

		994,570

SOUTH KOREA — 2.7%
DB Insurance	8,103	479,956
DL E&C	7,849	188,428
Doosan Bobcat	8,510	390,566
E-MART	2,891	171,693
GS Holdings	17,023	503,485
Hana Financial Group	43,185	1,331,479
HMM	25,822	354,314
Hyundai Electric & Energy System	8,326	485,327
Hyundai Marine & Fire Insurance	12,211	274,464
JYP Entertainment	9,798	1,048,482
KB Financial Group ADR	26,332	1,057,756
Kia	72,311	4,691,578
KIWOOM Securities	3,699	282,072
LG Electronics	12,057	1,025,363
LS	16,614	1,575,831
LX INTERNATIONAL CORP	39,376	1,187,783
LX Semicon	3,323	266,695
Nexon Games *	13,904	234,524
NongShim	1,028	320,179

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA — continued
OCI Holdings	7,522	$645,636
Posco International	13,870	980,416
Samsung Electronics	152,550	8,353,658
Samsung Electronics GDR	3,074	4,183,714
Samsung Engineering *	15,039	436,546
Samsung Fire & Marine Insurance	3,357	642,614
Samsung Life Insurance	6,472	354,407
Samsung Securities	13,032	367,041
SK Hynix	26,029	2,519,891
Woori Financial Group	69,684	636,895
Youngone	18,251	827,606

		35,818,399

SPAIN — 2.0%
Aena SME	47,156	7,559,601
Amadeus IT Group	89,075	6,405,221
Iberdrola (A)	709,196	8,878,732
Industria de Diseno Textil	114,516	4,395,089

		27,238,643

SWEDEN — 1.3%
Atlas Copco, Cl A	884,430	12,600,445
Nibe Industrier, Cl B	229,839	2,072,324
Swedbank	143,776	2,640,169

		17,312,938

SWITZERLAND — 2.7%
ABB	102,531	4,123,240
Alcon	58,644	5,008,943
Sika	48,630	15,186,181
Straumann Holding	12,550	2,086,961
Swatch Group	4,320	1,387,423
UBS Group	136,489	3,034,926
Zurich Insurance Group	10,861	5,272,318

		36,099,992

TAIWAN — 3.6%
Alchip Technologies	25,000	1,583,059
Arcadyan Technology	66,000	304,520
Asia Vital Components	57,088	584,931
Bora Pharmaceuticals	15,000	431,006
Catcher Technology	48,000	264,999
Chung-Hsin Electric & Machinery Manufacturing	111,000	413,250
Compal Electronics	423,000	409,856
E Ink Holdings	152,000	1,088,254
Evergreen Marine Taiwan	269,400	891,528

Catholic Responsible Investments	International Equity Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN — continued
Fitipower Integrated Technology	116,000	$520,452
Gigabyte Technology	116,000	1,159,022
Global Unichip	11,000	572,288
Hon Hai Precision Industry	611,000	2,109,478
International Games System	29,000	565,669
Lite-On Technology	34,000	162,824
MediaTek	69,000	1,514,964
Micro-Star International	143,000	885,033
Novatek Microelectronics	198,000	2,671,376
Pou Chen	329,000	327,152
Powertech Technology	108,000	379,743
Quanta Computer	410,000	3,111,546
Radiant Opto-Electronics	68,000	260,735
Simplo Technology	24,000	234,834
Sitronix Technology	65,000	455,030
Taiwan Semiconductor Manufacturing ADR	168,402	16,697,058
Taiwan Semiconductor Manufacturing	428,000	7,694,780
United Microelectronics ADR (A)	220,778	1,658,043
Wistron	326,000	1,467,838

		48,419,268

THAILAND — 0.1%
AP Thailand	1,520,500	541,945
Bangchak	263,000	293,898
Krung Thai Bank	1,588,300	951,251

		1,787,094

TURKEY — 0.2%
KOC Holding	177,721	891,022
Migros Ticaret	31,756	347,908
Sok Marketler Ticaret *	225,244	380,276
Turk Hava Yollari AO *	107,265	933,354

		2,552,560

UNITED ARAB EMIRATES — 0.1%
Emirates NBD Bank PJSC	105,696	489,193
Multiply Group PJSC *	449,980	395,703

		884,896

UNITED KINGDOM — 10.4%
3i Group	250,380	6,368,951
Ashtead Group	51,225	3,797,667
Barclays	5,989,919	11,942,690
Berkeley Group Holdings	54,115	3,026,001
BP	2,732,444	16,980,873

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Burberry Group	58,712	$1,679,299
CNH Industrial	138,782	2,006,011
Compass Group	695,028	18,126,655
Dechra Pharmaceuticals	35,893	1,715,194
Diageo	222,871	9,742,595
Halma	47,506	1,366,727
JD Sports Fashion	1,562,940	3,171,288
Legal & General Group	943,785	2,834,233
Lloyds Banking Group	2,840,118	1,642,036
London Stock Exchange Group	22,714	2,473,024
NatWest Group	161,040	506,196
RELX	127,079	4,283,874
RELX	160,607	5,406,159
Segro ‡	372	3,652
Smith & Nephew	114,660	1,748,203
SSE	71,399	1,548,398
SSP Group *	3,401,298	11,010,751
Tate & Lyle	719,651	6,912,153
Taylor Wimpey	1,628,745	2,396,354
Unilever	257,040	13,860,535
WH Smith	265,019	5,090,945

		139,640,464

UNITED STATES — 14.8%
Accenture, Cl A	33,326	10,542,680
Aon, Cl A	51,090	16,272,165
Arch Capital Group *	153,195	11,901,720
Atlassian, Cl A *	76,880	13,987,547
EPAM Systems *	26,895	6,369,005
Experian	282,736	10,946,239
Ferguson	71,760	11,545,899
ICON *	81,774	20,558,801
JBS	100,400	396,150
Linde	24,975	9,756,983
Mettler-Toledo International *	6,502	8,176,070
Nestle	193,221	23,823,569
ResMed	35,386	7,868,077
Schneider Electric	129,246	23,090,687
STERIS	54,759	12,350,893
Tenaris	97,471	1,625,967
Waste Connections	68,320	9,644,734

		198,857,186

Total Common Stock (Cost $1,061,298,179)		1,303,970,200

Catholic Responsible Investments	International Equity Fund July 31, 2023 (Unaudited)

PREFERRED STOCK — 0.1%

	Shares	Value

BRAZIL — 0.1%
Bradespar (C)	109,300	$538,797

Total Preferred Stock (Cost $499,004)		538,797

RIGHTS — 0.0%

	Number Of Rights	Value

Iberdrola * (B)(D)	433,275	146,321

Total Rights (Cost $–)		146,321

SHORT-TERM INVESTMENT — 1.1%

	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 5.190% (E)	14,869,202	$14,869,202

Total Short-Term Investments (Cost $14,869,202)		14,869,202

Total Investments in Securities — 97.9% (Cost $1,076,666,385)		$1,319,524,520

Percentages are based on Nest Assets of $1,348,000,953.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at July 31, 2023. The total market value of securities on loan at July 31, 2023 was $13,942,914.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.
(D)	Expiration date not available.
(E)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2023, was $14,869,202.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company
QPSC — Qatari Joint-Stock Company

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0400

Catholic Responsible Investments	International Small-Cap Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.9%

	Shares	Value
AUSTRALIA — 6.8%
Accent Group	140,797	$167,456
Allkem *	48,092	480,269
ALS	114,080	902,487
Alumina	568,007	547,335
Centuria Industrial REIT ‡	23,723	50,835
Charter Hall Group ‡	21,327	164,263
Emeco Holdings	85,896	41,385
FleetPartners Group *	50,421	87,319
JB Hi-Fi	5,779	177,769
Kelsian Group	49,100	229,286
Myer Holdings	180,806	77,366
Neuren Pharmaceuticals *	7,682	67,450
Orora	362,046	875,833
Perenti	364,932	293,862
Perseus Mining	269,168	314,692
Ridley	168,829	223,549
Sigma Healthcare	458,964	242,779
Technology One	26,634	282,670
Ventia Services Group Pty	144,222	281,833

		5,508,438

AUSTRIA — 2.4%
ANDRITZ	4,874	258,266
AT&S Austria Technologie & Systemtechnik	3,828	145,018
Palfinger	18,840	553,574
Porr Ag	4,350	60,814
Schoeller-Bleckmann Oilfield Equipment	11,230	680,989
Strabag	521	21,943
Telekom Austria, Cl A	25,805	196,883

		1,917,487

BELGIUM — 0.4%
Bekaert	1,636	78,320
Melexis	1,718	185,440
X-Fab Silicon Foundries *	1,959	23,802

		287,562

BRAZIL — 0.2%
Cia de Saneamento do Parana	21,800	96,053
Jalles Machado *	45,800	85,398

		181,451

BURKINA FASO — 0.1%
IAMGOLD *	28,376	77,610

COMMON STOCK — continued

	Shares	Value

CANADA — 2.8%
ADENTRA	2,169	$57,395
Boardwalk Real Estate Investment Trust ‡	2,182	108,598
Bombardier, Cl B	4,911	246,250
Enerplus	585	9,804
Finning International	1,923	66,357
goeasy	619	59,824
iA Financial	2,709	188,030
International Petroleum *	30,510	286,035
Kinaxis *	578	78,626
Linamar	1,638	95,225
North American Construction Group	5,054	123,216
Parex Resources	17,868	396,524
Pason Systems	9,029	90,273
Stantec	2,041	138,470
Stella-Jones	1,734	88,212
Torex Gold Resources *	9,176	128,969
Vermilion Energy	6,554	91,519

		2,253,327

CHINA — 2.4%
Beijing Enterprises Holdings	72,500	287,724
Beijing Jingneng Clean Energy, Cl H	328,000	75,705
Chaoju Eye Care Holdings	92,000	61,226
China World Trade Center, Cl A	45,500	129,113
Consun Pharmaceutical Group	78,000	57,009
E-Commodities Holdings, Cl New Shares	242,000	38,788
Excellence Commercial Property & Facilities Management Group	188,000	62,677
FinVolution Group ADR	16,232	95,282
Fufeng Group	385,000	209,317
Gemdale Properties & Investment	1,986,000	117,143
Inspur Digital Enterprise Technology	138,000	49,901
ISDN Holdings	200,300	66,374
Jiutian Chemical Group	2,233,700	82,431
Kerry Logistics Network	177,523	218,526
LexinFintech Holdings ADR *	39,453	118,359
NetDragon Websoft Holdings	33,500	66,410
Sinopec Engineering Group, Cl H	101,000	45,458
Theme International Holdings *	500,000	55,778

Catholic Responsible Investments	International Small-Cap Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
Yuexiu Services Group	311,000	$126,415

		1,963,636

DENMARK — 2.1%
ALK-Abello *	11,984	130,845
Bavarian Nordic *	994	21,382
D	5,772	290,167
Dfds	20,117	723,215
H Lundbeck	22,291	111,005
Netcompany Group	7,300	339,874
Per Aarsleff Holding	1,368	65,169

		1,681,657

EGYPT — 0.1%
Centamin	33,387	41,390

FINLAND — 0.2%
Kemira	4,039	63,503
Uponor	3,742	118,821

		182,324

FRANCE — 6.3%
Elis	2,228	46,157
Genfit *	11,679	42,879
IPSOS	17,766	890,465
LISI	23,333	610,987
Mersen	1,933	91,216
Rothschild (A)	25,714	1,095,763
SCOR	6,243	187,017
Societe BIC	2,843	174,281
Sopra Steria Group	6,570	1,432,087
Technip Energies	1,896	43,335
Verallia	10,083	448,237

		5,062,424

GEORGIA — 0.1%
TBC Bank Group	3,282	105,148

GERMANY — 2.4%
Atoss Software	1,577	384,257
Aurubis	6,330	596,995
Cliq Digital	5,287	144,272
CTS Eventim & KGaA	818	55,962
HUGO BOSS	853	69,125
Krones	1,849	223,432
PVA TePla *	3,019	71,298
SMA Solar Technology *	447	42,704
SUESS MicroTec	14,629	366,132

		1,954,177

COMMON STOCK — continued

	Shares	Value
GREECE — 0.1%
Piraeus Financial Holdings *	24,442	$92,595

HONG KONG — 0.9%
Cowell e Holdings *	27,000	50,270
Skyworth Group	98,000	44,484
Tam Jai International	172,000	38,155
United Laboratories International Holdings	180,000	143,793
Vitasoy International Holdings	294,000	389,804
Yue Yuen Industrial Holdings	18,500	24,671

		691,177

INDIA — 2.5%
BLS International Services	16,664	49,213
BSE	29,155	286,858
Caplin Point Laboratories	6,594	72,832
Cosmo First	10,292	77,707
EID Parry India	4,608	27,766
GHCL	16,174	104,469
Godawari Power and Ispat	26,644	183,952
Gujarat Ambuja Exports	11,877	37,783
Hindustan Construction *	81,221	19,157
Indoco Remedies *	5,727	22,083
IRCON International *	113,990	134,850
J Kumar Infraprojects	10,832	47,550
Karur Vysya Bank	152,716	230,145
Kirloskar Ferrous Industries	17,880	113,097
PTC India	61,760	88,455
Rail Vikas Nigam *	162,028	244,474
Route Mobile	6,985	127,396
Shipping Corp of India *	16,005	20,199
Sonata Software	2,881	37,014
Tamil Nadu Newsprint & Papers	25,073	64,352
Tata Communications	1,758	38,391

		2,027,743

INDONESIA — 0.3%
Ciputra Development	426,400	31,528
First Pacific	338,000	122,220
Industri Jamu Dan Farmasi Sido Muncul	1,385,900	58,818
Surya Esa Perkasa	390,600	15,282

		227,848

IRELAND — 0.7%
Glenveagh Properties *	177,231	209,866
hVIVO	267,097	57,563

Catholic Responsible Investments	International Small-Cap Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
IRELAND — continued
Keywords Studios	11,428	$259,082

		526,511

ISRAEL — 0.7%
Africa Israel Residences	3,924	192,791
Aura Investments	17,562	38,301
Electra Real Estate	7,775	98,046
Isras Investment	721	148,445
Ituran Location and Control	1,802	50,113
Perion Network *	1,251	45,774

		573,470

ITALY — 2.5%
Banco BPM	64,878	325,324
BPER Banca	47,605	165,176
Buzzi	5,312	151,338
Carel Industries	1,276	36,648
De’ Longhi	31,906	812,609
El.En.	3,415	40,627
Iveco Group *	8,318	79,109
Orsero	4,508	63,719
OVS	58,812	161,978
SOL	5,389	152,403
Zignago Vetro	2,273	40,849

		2,029,780

JAPAN — 23.7%
77 Bank	4,100	87,292
Advance Residence Investment ‡	171	417,029
Aichi Financial Group	5,723	98,646
Ain Holdings	8,529	303,209
Air Water	2,800	39,414
AOKI Holdings	22,500	145,534
Aoyama Trading	22,100	201,743
Argo Graphics	1,600	39,414
Ariake Japan	17,578	641,236
Asics	42,100	1,326,885
Bell System24 Holdings	7,600	74,299
Charm Care	40,100	386,380
CMIC Holdings	7,600	105,270
Concordia Financial Group	98,266	449,210
Credit Saison	1,800	28,758
Daiseki	10,120	340,824
Daishinku	11,100	49,453
DMG Mori	52,000	883,319
Doutor Nichires Holdings	4,600	72,264
Eiken Chemical	8,900	94,525

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
FreakOut Holdings inc *,(A)	13,400	$120,626
Fuji Seal International	28,700	321,380
Greens	4,300	45,064
H.U. Group Holdings	5,600	110,676
Hisamitsu Pharmaceutical	1,100	35,165
Hitachi Zosen	4,600	30,272
Horiba	12,300	725,551
HS Holdings	12,300	88,562
IDOM	16,200	94,979
Internet Initiative Japan	46,000	856,025
ISB	4,900	54,353
Ishihara Sangyo Kaisha	19,200	185,270
Iwatani	14,700	785,076
J Trust	7,900	26,189
Jaccs	2,100	77,006
Juroku Financial Group	3,200	79,167
Kawasaki Kisen Kaisha	5,000	150,690
Kobe Steel	23,000	251,239
Komori	28,000	218,159
Kumiai Chemical Industry	6,300	47,268
Kureha	3,400	203,167
Kurita Water Industries	15,583	626,150
Look Holdings	7,700	147,681
Mabuchi Motor	19,800	568,860
Macnica Holdings	3,900	163,323
Maruzen Showa Unyu	3,600	104,772
Matsuda Sangyo	5,600	91,757
Megmilk Snow Brand	9,200	126,979
Meiji Shipping	10,100	46,704
Menicon	41,062	735,810
Miroku Jyoho Service	9,300	110,424
Mitachi	5,400	41,199
Mitsubishi Motors	7,700	30,978
Mitsubishi Shokuhin	9,000	239,759
Morinaga	1,400	45,553
MTG	9,300	106,366
Namura Shipbuilding	59,600	229,457
NET One Systems	6,700	147,176
NHK Spring	13,700	109,635
Nihon Chouzai	3,500	29,659
Nippon Sheet Glass *	5,100	23,224
Nippon Shokubai	2,200	84,652
Nippon Thompson	31,500	127,259
Nishi-Nippon Financial Holdings	15,000	159,628
Nissui	20,400	97,147

Catholic Responsible Investments	International Small-Cap Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
NS United Kaiun Kaisha	1,900	$51,218
Oita Bank	2,500	43,162
Okamoto Machine Tool Works	2,200	88,725
Onamba	26,800	175,800
Outsourcing	2,600	26,544
Pressance	9,900	140,891
Prestige International	8,300	33,882
Sakata Seed	13,400	376,781
Sanko Gosei	8,600	38,012
Sanyo Shokai	5,400	77,800
SCREEN Holdings	700	75,577
Seiren	30,328	523,611
Seven Bank	382,400	831,117
Shiga Bank	2,300	49,293
SK-Electronics	6,000	67,525
Starts	1,300	26,946
SUMCO	5,300	77,217
Sun Frontier Fudousan	27,800	295,062
Takara Leben Real Estate Investment ‡	219	150,131
Take And Give Needs	10,900	91,984
THK	14,800	296,354
Tokyo Kiraboshi Financial Group	2,600	68,715
Tokyu Fudosan Holdings	5,600	33,278
Tokyu REIT ‡	419	554,715
Topre	11,600	133,488
Topy Industries	5,100	88,697
Toyo Engineering *	7,200	32,939
Traders Holdings	14,100	64,208
WingArc1st	2,200	42,318
Yamazaki Baking	5,000	72,213
Yokogawa Bridge Holdings	2,200	39,578

		19,152,521

LUXEMBOURG — 1.6%
L’Occitane International	429,142	1,315,154

MALAYSIA — 0.4%
Bumi Armada *	1,238,500	142,830
Heineken Malaysia	32,500	188,412

		331,242

MAURITIUS — 0.1%
Capital	76,542	78,195

MEXICO — 0.4%
Controladora Vuela Cia de Aviacion, Cl A *	145,100	174,876

COMMON STOCK — continued

	Shares	Value
MEXICO — continued
FIBRA Macquarie Mexico ‡	61,400	$119,436
Nemak *	202,600	48,520

		342,832

NETHERLANDS — 0.4%
Eurocommercial Properties ‡	7,090	179,801
Heijmans	1,425	19,765
Ordina	24,999	157,107

		356,673

NEW ZEALAND — 0.2%
Air New Zealand *	321,144	157,893

NIGERIA — 0.1%
Airtel Africa	42,551	63,837

NORWAY — 2.1%
Hexagon Composites *	134,938	404,421
Hexagon Purus *	43,060	88,107
Hoegh Autoliners	4,646	26,935
Norske Skog	18,184	81,605
PhotoCure *	27,900	137,066
Rana Gruber, Cl A	5,634	32,301
Salmar	18,660	863,789
Stolt-Nielsen	3,615	89,513

		1,723,737

PHILIPPINES — 0.2%
Robinsons Land	473,400	129,285

POLAND — 0.3%
Budimex	325	33,561
Tauron Polska Energia *	263,613	245,689

		279,250

SAUDI ARABIA — 0.2%
Bawan	15,386	147,848

SINGAPORE — 0.5%
Best World International *	42,000	51,243
Golden Energy & Resources *	67,700	9,178
Hour Glass	26,000	40,729
Lendlease Global Commercial REIT ‡	514,000	263,232
Samudera Shipping Line	66,300	41,693
Sembcorp Industries	6,200	25,448

		431,523

SOUTH AFRICA — 0.6%
Fortress Real Estate Investments, Cl B *	253,876	72,521

Catholic Responsible Investments	International Small-Cap Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — continued
Fortress Real Estate Investments, Cl A	273,044	$197,447
Motus Holdings	3,981	23,615
Resilient REIT ‡	8,813	21,418
Vukile Property Fund ‡	222,613	163,607

		478,608

SOUTH KOREA — 2.9%
Aekyung Chemical	3,405	52,892
AfreecaTV	937	53,663
DB HiTek	3,900	180,520
DB Insurance	2,604	154,240
Dongjin Semichem	1,658	55,087
Dongwon Systems	1,256	41,484
Hanwha General Insurance *	37,962	112,577
Hanwha Life Insurance	36,996	68,643
HD Hyundai Infracore	23,171	223,957
Humasis *	14,677	27,117
Hwa Shin	5,886	83,812
Hyundai Marine & Fire Insurance	2,060	46,302
INTOPS	2,934	69,284
JB Financial Group	18,754	125,944
Jeisys Medical	31,152	272,991
Jin Air *	4,372	50,866
JVM	6,729	175,530
KIWOOM Securities	1,183	90,211
Meritz Financial Group	1,981	76,464
OCI Holdings	1,942	166,677
Sangsin Energy Display Precision	11,768	184,554
Youngone	1,050	47,613

		2,360,428

SPAIN — 3.2%
Banco de Sabadell	53,422	65,909
Energia Innovacion y Desarrollo Fotovoltaico	8,224	269,844
Fluidra	15,974	354,355
Gestamp Automocion	16,960	82,464
Laboratorios Farmaceuticos Rovi	3,692	177,723
Melia Hotels International *	220,348	1,622,868

		2,573,163

SWEDEN — 3.5%
B3 Consulting Group	3,873	37,891
BioGaia, Cl B	58,254	578,798
Castellum	11,933	136,223

COMMON STOCK — continued

	Shares	Value
SWEDEN — continued
Fortnox	27,247	$167,618
Hemnet Group	12,124	215,192
HMS Networks	1,456	58,919
Hoist Finance *	17,046	51,994
Inwido	3,241	35,780
Loomis, Cl B	38,544	1,125,415
New Wave Group, Cl B *	11,180	101,602
Nyfosa	11,674	74,160
Sectra, Cl B	9,653	154,889
Transtema Group *	8,782	15,345
Trelleborg, Cl B	3,411	90,992

		2,844,818

SWITZERLAND — 3.3%
Basilea Pharmaceutica *	951	48,107
Bucher Industries	1,177	526,822
Comet Holding	579	152,957
Georg Fischer	960	65,838
Implenia	1,491	73,015
Inficon Holding	174	224,011
IWG *	336,216	661,435
Landis+Gyr Group	7,746	673,760
Leonteq	459	21,710
Swissquote Group Holding	871	198,345

		2,646,000

TAIWAN — 3.7%
Advanced International Multitech	39,000	97,418
Ardentec	39,000	76,569
ASPEED Technology	1,000	73,823
Chicony Power Technology	76,000	251,507
Depo Auto Parts Industries	82,000	288,323
Far Eastern Department Stores .	64,000	44,497
FIT Hon Teng *	293,000	51,096
Fitipower Integrated Technology	38,000	170,493
Getac Holdings	84,000	180,956
Gigabyte Technology	11,000	109,907
Global Unichip	2,000	104,052
Grape King Bio	8,000	46,331
ITE Technology	29,000	142,571
Jinan Acetate Chemical *	12,000	358,169
L&K Engineering	88,000	221,495
Liton Technology	58,000	70,132
Lotes	3,000	71,214
M31 Technology	3,300	92,827

Catholic Responsible Investments	International Small-Cap Fund July 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
Pan German Universal Motors	16,000	$160,374
Standard Chemical & Pharmaceutical	68,000	139,347
Topkey	14,000	76,178
United Integrated Services	22,000	154,360
Wowprime	3,000	28,161

		3,009,800

THAILAND — 0.5%
Ichitan Group	521,700	224,051
Sappe	76,100	195,648

		419,699

TURKEY — 0.6%
Haci Omer Sabanci Holding	68,708	146,976
Migros Ticaret	16,765	183,671
Sok Marketler Ticaret *	84,358	142,420

		473,067

UNITED KINGDOM — 9.9%
4imprint Group	7,676	438,016
Big Yellow Group ‡	8,268	114,146
Bloomsbury Publishing	4,265	23,706
Bodycote	2,225	19,811
Britvic	10,415	115,780
Coats Group	780,542	703,001
Craneware	15,600	274,984
CVS Group	42,036	1,115,249
Drax Group	14,495	112,795
Empiric Student Property ‡	133,383	151,024
Games Workshop Group	2,072	310,583
Global Ship Lease, Cl A	2,812	60,346
Harbour Energy	13,196	45,248
Howden Joinery Group	15,706	148,934
IMI	12,482	261,617
Investec	47,679	300,352
IP Group	138,149	106,294
J D Wetherspoon *	2,651	23,058
Johnson Service Group	89,476	129,400
Man Group	86,572	265,995
Marks & Spencer Group *	21,974	58,327
Mitchells & Butlers *	9,086	26,888
Mitie Group	26,539	34,761
Morgan Advanced Materials	6,438	22,614
Next 15 Group	9,419	76,956
OSB Group	82,691	390,681
Pagegroup	4,980	28,578

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Paragon Banking Group	11,440	$77,718
Pets at Home Group	10,504	53,033
Rightmove	9,062	66,507
RS GROUP	5,329	53,797
Safestore Holdings ‡	46,950	535,218
Savills	89,304	1,119,158
Serco Group	130,666	261,093
Spirent Communications	17,727	38,569
SThree	20,451	92,755
Tate & Lyle	28,500	273,739
Virgin Money UK	23,278	52,833
Yu Group	3,430	37,777

		8,021,341

UNITED STATES — 3.5%
BRP	1,365	125,803
Inmode *	769	32,998
JS Global Lifestyle	330,500	58,483
MDA *	8,245	52,179
Ormat Technologies	12,772	1,047,934
Reliance Worldwide	180,200	512,425
Samsonite International *	328,605	973,338

		2,803,160

Total Common Stock (Cost $72,122,353)		77,525,829

PREFERRED STOCK — 0.9%

GERMANY — 0.2%
Schaeffler (B)	25,928	165,804

BRAZIL — 0.7%
Cia de Ferro Ligas da Bahia FERBASA (B)	14,000	149,063
Cia de Saneamento do Parana (B)	226,100	199,624
Gol Linhas Aereas Inteligentes * (B)	80,100	161,478
Unipar Carbocloro (B)	1,430	24,262

		534,427

Total Preferred Stock (Cost $667,753)		700,231

RIGHTS — 0.0%

	Number Of Rights	Value
Jinan Acetate Chemical Expires 8/15/2023 * (C)	542	7,019

Total Rights (Cost $–)		7,019

Catholic Responsible Investments	International Small-Cap Fund July 31, 2023 (Unaudited)

SHORT-TERM INVESTMENT — 1.5%

	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 5.190% (D)	1,251,102	$1,251,102

Total Short-Term Investments (Cost $1,251,102)		1,251,102

Total Investments in Securities — 98.3% (Cost $74,041,208)		$79,484,181

Percentages are based on Nest Assets of $80,818,097.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at July 31, 2023. The total market value of securities on loan at July 31, 2023 was $1,191,351.
(B)	There is currently no rate available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2023, was $1,251,102.

ADR — American Depositary Receipt

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0400

Catholic Responsible Investments	Magnus 45/55 Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.8%

	Shares	Value
Catholic Responsible Investments Bond Fund†	3,793,494	$31,979,159
Catholic Responsible Investments Equity Index Fund†	2,939,249	29,480,671
Catholic Responsible Investments International Equity Fund†	1,160,812	10,946,457
Catholic Responsible Investments International Small-Cap Fund†	288,051	2,627,028
Catholic Responsible Investments Multi-Style US Equity Fund†	907,531	8,839,350
Catholic Responsible Investments Opportunistic Bond Fund†	1,851,203	16,845,944
Catholic Responsible Investments Short Duration Bond Fund†	1,813,029	17,078,735
Catholic Responsible Investments Small-Cap Fund†	600,024	5,538,224

Total Open-End Mutual Funds (Cost $114,598,093)		123,335,568

Total Investments in Securities — 99.8% (Cost $114,598,093)		$123,335,568

Percentages are based on Net Assets of $123,603,139.

†	Investment in Affiliated Security. The Fund is invested in the Institutional Class of each underlying fund.

Catholic Responsible Investments	Magnus 45/55 Fund July 31, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2023:

					Change in
	Value	Purchases at	Proceeds from	Realized	Unrealized	Value		Capital
Security Description	10/31/2022	Cost	Sales	Gain (Loss)	Appreciation	7/31/2023	Income	Gains
Catholic Responsible Investments Bond Fund	$ 19,561,268	$ 14,068,827	$ (2,014,078)	$ (322,556)	$ 685,698	$ 31,979,159	$ 840,081	$ —

Catholic Responsible Investments Equity Index Fund	15,587,465	10,973,784	(1,629,572)	73,128	4,475,866	29,480,671	270,527	—

Catholic Responsible Investments International Equity Fund	5,235,036	4,448,121	(659,153)	(1,312)	1,923,765	10,946,457	118,714	—

Catholic Responsible Investments International Small-Cap Fund	1,334,556	1,120,380	(164,789)	4,967	331,914	2,627,028	38,028	—

Catholic Responsible Investments Multi-Style US Equity Fund	4,495,211	3,399,198	(512,674)	(21,631)	1,479,246	8,839,350	31,881	—

Catholic Responsible Investments Opportunistic Bond Fund	10,736,189	7,100,765	(1,007,039)	(88,852)	104,881	16,845,944	486,392	—

Catholic Responsible Investments Short Duration Bond Fund	11,148,864	6,976,137	(1,007,040)	(58,860)	19,634	17,078,735	361,764	—

Catholic Responsible Investments Small-Cap Fund	3,234,709	2,376,435	(329,577)	(14,692)	271,349	5,538,224	49,979	161,752

Totals	$ 71,333,298	$ 50,463,647	$ (7,323,922)	$ (429,808)	$ 9,292,353	$ 123,335,568	$ 2,197,366	$ 161,752

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0400

Catholic Responsible Investments	Magnus 60/40 Alpha Plus Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	23,983,397	$202,180,040
Catholic Responsible Investments Equity Index Fund†	19,167,970	192,254,736
Catholic Responsible Investments International Equity Fund†	13,693,111	129,126,039
Catholic Responsible Investments International Small-Cap Fund†	3,503,371	31,950,742
Catholic Responsible Investments Multi-Style US Equity Fund†	29,169,794	284,113,794
Catholic Responsible Investments Opportunistic Bond Fund†	11,829,231	107,646,003
Catholic Responsible Investments Short Duration Bond Fund†	11,563,006	108,923,521
Catholic Responsible Investments Small-Cap Fund†	7,079,958	65,348,014

Total Open-End Mutual Funds (Cost $1,003,223,404)		1,121,542,889

Total Investments in Securities — 99.9% (Cost $1,003,223,404)		$1,121,542,889

Percentages are based on Net Assets of $1,122,717,384.

†	Investment in Affiliated Security. The Fund is invested in the Institutional Class of each underlying fund.

Catholic Responsible Investments	Magnus 60/40 Alpha Plus Fund July 31, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2023:

					Change in
	Value	Purchases at	Proceeds from		Unrealized	Value		Capital
Security Description	10/31/2022	Cost	Sales	Realized Loss	Appreciation	7/31/2023	Income	Gains
Catholic Responsible Investments Bond Fund	$ 195,347,648	$ 8,261,941	$ (6,175,156)	$ (1,011,505)	$ 5,757,112	$ 202,180,040	$ 6,008,472	$ —

Catholic Responsible Investments Equity Index Fund	161,916,277	3,610,078	(4,631,368)	(447,558)	31,807,307	192,254,736	1,919,976	—

Catholic Responsible Investments International Equity Fund	102,020,700	2,880,375	(3,705,094)	(579,840)	28,509,898	129,126,039	1,528,294	—

Catholic Responsible Investments International Small-Cap Fund	26,578,242	845,498	(926,273)	(150,912)	5,604,187	31,950,742	507,478	—

Catholic Responsible Investments Multi-Style US Equity Fund	237,507,961	3,824,080	(7,410,187)	(942,199)	51,134,139	284,113,794	1,119,917	—

Catholic Responsible Investments Opportunistic Bond Fund	105,424,072	4,612,973	(3,087,577)	(260,093)	956,628	107,646,003	3,486,238	—

Catholic Responsible Investments Short Duration Bond Fund	108,187,317	3,708,030	(3,087,579)	(185,976)	301,729	108,923,521	2,581,296	—

Catholic Responsible Investments Small-Cap Fund	61,436,749	3,433,631	(1,852,546)	(304,030)	2,634,210	65,348,014	647,952	2,109,638.00

Totals	$ 998,418,966	$ 31,176,606	$ (30,875,780)	$ (3,882,113)	$ 126,705,210	$ 1,121,542,889	$ 17,799,623	$ 2,109,638

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0400

Catholic Responsible Investments	Magnus 60/40 Beta Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	9,654,574	$81,388,060
Catholic Responsible Investments Equity Index Fund†	18,153,294	182,077,535
Catholic Responsible Investments International Equity Fund†	5,496,022	51,827,491
Catholic Responsible Investments International Small-Cap Fund†	1,351,222	12,323,146
Catholic Responsible Investments Opportunistic Bond Fund†	4,743,652	43,167,236
Catholic Responsible Investments Short Duration Bond Fund†	4,662,404	43,919,848
Catholic Responsible Investments Small-Cap Fund†	2,802,600	25,868,001

Total Open-End Mutual Funds (Cost $383,156,264)		440,571,317

Total Investments in Securities — 99.9% (Cost $383,156,264)		$440,571,317

Percentages are based on Net Assets of $440,930,856.

†	Investment in Affiliated Security. The Fund is invested in the Institutional Class of each underlying fund.

Catholic Responsible Investments	Magnus 60/40 Beta Fund July 31, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2023:

					Change in
Security	Value	Purchases at	Proceeds from		Unrealized	Value		Capital
Description	10/31/2022	Cost	Sales	Realized Loss	Appreciation	7/31/2023	Income	Gains
Catholic Responsible Investments Bond Fund	$ 77,381,202	$ 6,952,154	$ (4,783,438)	$ (771,524)	$ 2,609,666	$ 81,388,060	$ 2,369,262	$ —

Catholic Responsible Investments Equity Index Fund	151,269,825	10,709,457	(9,327,705)	(514,217)	29,940,175	182,077,535	1,772,817	—

Catholic Responsible Investments International Equity Fund	40,357,185	3,352,842	(2,870,064)	(453,765)	11,441,293	51,827,491	603,106	—

Catholic Responsible Investments International Small-Cap Fund	10,100,702	879,489	(717,517)	(103,013)	2,163,485	12,323,146	192,056	—

Catholic Responsible Investments Opportunistic Bond Fund	41,639,070	3,661,968	(2,391,719)	(209,785)	467,702	43,167,236	1,370,522	—

Catholic Responsible Investments Short Duration Bond Fund	42,973,197	3,312,884	(2,391,719)	(140,240)	165,726	43,919,848	1,021,438	—

Catholic Responsible Investments Small-Cap Fund	23,878,020	2,427,402	(1,435,031)	(174,082)	1,171,692	25,868,001	249,301	803,234

Totals	$ 387,599,201	$ 31,296,196	$ (23,917,193)	$ (2,366,626)	$ 47,959,739	$ 440,571,317	$ 7,578,502	$ 803,234

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0400

Catholic Responsible Investments	Magnus 75/25 Fund July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	3,791,512	$31,962,443
Catholic Responsible Investments Equity Index Fund†	9,922,061	99,518,276
Catholic Responsible Investments International Equity Fund†	4,237,738	39,961,872
Catholic Responsible Investments International Small-Cap Fund†	1,050,297	9,578,704
Catholic Responsible Investments Multi-Style US Equity Fund†	4,190,095	40,811,525
Catholic Responsible Investments Opportunistic Bond Fund†	1,866,032	16,980,891
Catholic Responsible Investments Short Duration Bond Fund†	1,833,977	17,276,066
Catholic Responsible Investments Small-Cap Fund†	2,203,019	20,333,869

Total Open-End Mutual Funds (Cost $233,717,937)		276,423,646

Total Investments in Securities — 99.9% (Cost $233,717,937)		$276,423,646

Percentages are based on Net Assets of $276,777,437.

†	Investment in Affiliated Security. The Fund is invested in the Institutional Class of each underlying fund.

Catholic Responsible Investments	Magnus 75/25 Fund July 31, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2023:

					Change in
	Value	Purchases at	Proceeds from		Unrealized	Value		Capital
Security Description	10/31/2022	Cost	Sales	Realized Loss	Appreciation	7/31/2023	Income	Gains
Catholic Responsible Investments Bond Fund	$ 28,221,528	$ 4,453,284	$ (1,350,938)	$ (197,901)	$ 836,470	$ 31,962,443	$ 921,813	$ —

Catholic Responsible Investments Equity Index Fund	76,616,648	10,502,050	(3,647,533)	(143,636)	16,190,747	99,518,276	967,077	—

Catholic Responsible Investments International Equity Fund	28,654,565	4,702,692	(1,621,125)	(167,931)	8,393,671	39,961,872	464,926	—

Catholic Responsible Investments International Small-Cap Fund	7,244,380	1,208,869	(405,282)	(33,069)	1,563,806	9,578,704	149,427	—

Catholic Responsible Investments Multi-Style US Equity Fund	30,912,545	4,393,810	(1,621,126)	(79,837)	7,206,133	40,811,525	156,044	—

Catholic Responsible Investments Opportunistic Bond Fund	15,276,824	2,300,030	(675,469)	(54,552)	134,058	16,980,891	534,295	—

Catholic Responsible Investments Short Duration Bond Fund	15,789,944	2,164,340	(675,469)	(40,463)	37,714	17,276,066	398,604	—

Catholic Responsible Investments Small-Cap Fund	17,402,612	2,916,136	(810,562)	(81,338)	907,021	20,333,869	195,389	601,864

Totals	$ 220,119,046	$ 32,641,211	$ (10,807,504)	$ (798,727)	$ 35,269,620	$ 276,423,646	$ 3,787,575	$ 601,864

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0400